UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04791

AB MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2019

Date of reporting period: November 30, 2018

ITEM 1. REPORTS TO STOCKHOLDERS.

NOV     11.30.18

SEMI-ANNUAL REPORT

AB MUNICIPAL INCOME FUND

+	AB CALIFORNIA PORTFOLIO
+	AB HIGH INCOME MUNICIPAL PORTFOLIO
+	AB NATIONAL PORTFOLIO
+	AB NEW YORK PORTFOLIO

Beginning January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling the Fund at (800) 221 5672.

You may elect to receive all future reports in paper form free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with a Fund, you can call the Fund at (800) 221 5672. Your election to receive reports in paper form will apply to all funds held in your account with your financial intermediary or, if you invest directly, to all AB Mutual Funds you hold.

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year. The Fund’s portfolio holdings reports are available on the Commission’s website at www.sec.gov. The Fund’s portfolio holdings reports may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC 0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We are pleased to provide this report for AB Municipal Income Fund: AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio (each a “Portfolio,” and collectively, the “Portfolios”). Please review the discussion of Portfolio performance, the market conditions during the reporting period and the Portfolios’ investment strategies.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Robert M. Keith

President and Chief Executive Officer, AB Mutual Funds

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SEMI-ANNUAL REPORT

January 18, 2019

This report provides management’s discussion of fund performance for AB Municipal Income Fund: AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio for the semi-annual reporting period ended November 30, 2018.

The investment objective of the California, National and New York Portfolios is to earn the highest level of current income, exempt from federal income tax, and in the case of the California and New York Portfolios, state taxation of the respective state, that is available without assuming what the Adviser considers to be undue risk to principal or income. The investment objective of the High Income Municipal Portfolio is to earn the highest level of current income, exempt from federal income tax, that is available consistent with what the Adviser considers to be an appropriate level of risk.

NAV RETURNS AS OF NOVEMBER 30, 2018 (unaudited)

	6 Months	12 Months
AB CALIFORNIA PORTFOLIO
Class A Shares	-0.32%	0.25%
Class B Shares[1]	-0.69%	-0.50%
Class C Shares	-0.60%	-0.41%
Advisor Class Shares[2]	-0.19%	0.50%
Bloomberg Barclays Municipal Bond Index	0.42%	1.13%

	6 Months		12 Months
AB HIGH INCOME MUNICIPAL PORTFOLIO
Class A Shares	-0.55%		1.20%
Class C Shares	-0.92%		0.54%
Advisor Class Shares[2]	-0.33%		1.54%
Class Z Shares[2]	-0.64%	[3]	—
Bloomberg Barclays Municipal Bond Index	0.42%		1.13%

1	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

3	Since inception on 9/28/2018.

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NAV RETURNS AS OF NOVEMBER 30, 2018 (unaudited)

	6 Months	12 Months
AB NATIONAL PORTFOLIO
Class A Shares	-0.25%	0.22%
Class B Shares[1]	-0.62%	-0.43%
Class C Shares	-0.62%	-0.43%
Advisor Class Shares[2]	-0.12%	0.47%
Bloomberg Barclays Municipal Bond Index	0.42%	1.13%

	6 Months	12 Months
AB NEW YORK PORTFOLIO
Class A Shares	-0.26%	0.07%
Class B Shares[1]	-0.63%	-0.68%
Class C Shares	-0.64%	-0.68%
Advisor Class Shares[2]	-0.13%	0.32%
Bloomberg Barclays Municipal Bond Index	0.42%	1.13%

1	Effective January 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for more information.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

INVESTMENT RESULTS

The preceding tables show performance for each Portfolio compared to its benchmark, the Bloomberg Barclays Municipal Bond Index, for the six- and 12-month periods ended November 30, 2018. The inception date for High Income Municipal Portfolio Class Z shares was September 28, 2018; due to limited performance history, there is no discussion of comparison to the benchmark for this share class. All performance comparisons are before sales charges.

California Portfolio: All share classes of the Portfolio underperformed the benchmark for both periods. For the six-month period, security selection in the assessment district sector detracted from returns, while an overweight to pre-refunded bonds contributed, relative to the benchmark. For the 12-month period, security selection in the airports/ports sector detracted, while stock selection in miscellaneous revenue contributed. For both periods, exposure to consumer price index (“CPI”) swaps and an overweight to public education detracted from returns. Security selection within public education and water & sewer contributed.

High Income Municipal Portfolio: For the six-month period, all share classes of the Portfolio underperformed the benchmark; for the 12-month period, Class A and Advisor Class shares outperformed the benchmark,

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while Class C underperformed. While the benchmark is invested in 100% investment-grade securities, the Portfolio invests in below investment-grade securities, which added to relative performance.

For the six-month period, an overweight to and security selection within the senior living sector detracted, relative to the benchmark. Yield-curve positioning in seven- to 10-year duration municipals, as well as security selection in state general obligation (“GO”) bonds, contributed. For the 12-month period, yield-curve positioning in seven- to 10-year duration municipals and an overweight to public education detracted. Security selection within the miscellaneous revenue and industrial development utilities sectors contributed. For both periods, exposure to CPI swaps detracted from returns. Yield-curve positioning in over 10-year duration municipals contributed.

National Portfolio: All share classes of the Portfolio underperformed the benchmark for both periods. During the six-month period, yield-curve positioning in six- to seven-year duration municipals detracted, while positioning in seven- to 10-year duration municipals contributed, relative to the benchmark. Security selection within the industrial development utilities sector contributed. For the 12-month period, yield-curve positioning in seven- to 10-year duration municipals detracted. Security selection in local GO bonds and assessment district contributed. For both periods, exposure to CPI swaps and security selection in senior living detracted, while selection in miscellaneous revenue contributed.

New York Portfolio: All share classes of the Portfolio underperformed the benchmark for both periods. For the six-month period, security selection within the special tax sector and yield-curve positioning in over 10-year municipals detracted, relative to the benchmark. Yield-curve positioning in seven- to 10-year duration municipals contributed, as did security selection in not-for-profit health care and private higher education. For the 12-month period, security selection in water & sewer and toll roads/transit detracted, while stock selection in miscellaneous revenue, industrial development utilities and senior living contributed. For both periods, exposure to CPI swaps detracted.

All Portfolios utilized derivatives in the form of interest rate swaps and CPI swaps for hedging purposes; interest rate swaps had no material impact on absolute returns for either period; CPI swaps detracted from returns for both periods.

The High Income Municipal Portfolio also utilized credit default swaps for investment purposes, which had an immaterial impact on returns for both periods.

MARKET REVIEW AND INVESTMENT STRATEGY

The US Federal Reserve (the “Fed”) increased official rates 50 basis points from 1.75% to 2.25% during the six-month period. Given the continued

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strength of the domestic economy, the Fed also signaled its intention to raise the target rate again in December 2018. Limited new-issue municipal supply remained a theme. In the third quarter of 2018, supply was almost 9% less than the same period a year earlier, and was 15% less than the first nine months of 2017. As a result, municipal valuations during July reached expensive levels, relative to US Treasuries, particularly at the shortest maturities, where investors were looking to buy bonds in fear of further increases in yields. By September, municipals had returned to more normal levels versus US Treasuries.

For the six-month period, municipal yields rose across the maturity spectrum and stood significantly higher than at the start of the year. Despite this increase, returns for the semi-annual period were still positive, with the municipal bond market advancing 0.42%, as measured by the Bloomberg Barclays Municipal Bond Index. Mid-grade and lower-rated municipals outperformed higher-grade municipals, as the extra income helped provide insulation from rising interest rates.

The Portfolios’ Senior Investment Management Team (the “Team”) maintained the Portfolios’ underweight to the longest-maturity municipal bonds and a modest overweight to municipal credit, finding this position attractive given the strength of the US economy. Fiscal conditions continued to improve for the majority of states, according to the National Association of State Budget Officers. For example, overall revenue growth for fiscal year 2018 grew nearly 5% on average for all states, the largest increase since 2015. The Team continues to focus on after-tax return by investing in investment-grade municipal bonds with selective investments in high yield that generate income exempt from federal income taxes.

The Portfolios may purchase municipal securities that are insured under policies issued by certain insurance companies. Historically, insured municipal securities typically received a higher credit rating, which meant that the issuer of the securities paid a lower interest rate. As a result of declines in the credit quality and associated downgrades of most bond insurers, insurance has less value than it did in the past. The market now values insured municipal securities primarily based on the credit quality of the issuer of the security with little value given to the insurance feature. In purchasing such insured securities, the Adviser evaluates the risk and return of municipal securities through its own research. If an insurance company’s rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline.

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Portfolio	Insured Bonds[1]	Pre-refunded/ ETM2/Insured Bonds[1]
California	3.96%	0.13%
High Income Municipal	1.71%	0.00%
National	2.40%	0.08%
New York	2.66%	0.00%

1	Breakdowns expressed as a percentage of investments in municipal bonds.

2	Escrowed to maturity.

INVESTMENT POLICIES

Each of the California, National and New York Portfolios pursues its objective by investing principally in high-yielding, predominantly investment-grade municipal securities. The High Income Municipal Portfolio pursues its objective by investing principally in high-yielding municipal securities that may be non-investment grade or investment grade.

Each Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax for certain taxpayers. Each of the Portfolios that invests in a named state pursues its objective by investing at least 80% of its net assets in municipal securities issued by the named state or municipal securities with interest that is otherwise exempt from the named state’s income tax. The National Portfolio may invest 25% or more of its net assets in a single state.

The California, National and New York Portfolios may also invest in forward commitments; tender option bonds (“TOBs”); zero-coupon municipal securities and variable, floating and inverse floating-rate municipal securities; and derivatives, such as options, futures contracts, forwards and swaps.

The High Income Municipal Portfolio may invest without limit in lower-rated securities (“junk bonds”), which may include securities having the lowest rating, and in unrated securities that, in the Adviser’s judgment, would be lower-rated securities if rated. The Portfolio may invest in fixed-income securities with any maturity or duration. The Portfolio will seek to increase income for shareholders by investing in longer-maturity bonds. Consistent with its objective of seeking a higher level of income, the Portfolio may experience greater volatility and a higher risk of loss of principal than other municipal funds. The Portfolio may also invest in forward commitments; zero-coupon municipal securities and variable, floating and inverse floating-rate municipal securities; and

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(continued on next page)

certain types of mortgage-related securities. The Portfolio may invest in derivatives, such as options, futures contracts, forwards and swaps. The Portfolio may make short sales of securities or maintain a short position, and may use other investment techniques. The Portfolio may use leverage for investment purposes to increase income through the use of TOBs and derivative instruments, such as interest rate swaps.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The Bloomberg Barclays Municipal Bond Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Barclays Municipal Bond Index represents the performance of the long-term tax-exempt bond market consisting of investment-grade bonds. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Market Risk: The value of the Portfolios’ assets will fluctuate as the bond market fluctuates. The value of the Portfolios’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Below Investment-Grade Securities Risk (High Income Municipal Portfolio): Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest-rate sensitivity, negative performance of the junk bond market generally and less secondary market liquidity.

Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. The

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DISCLOSURES AND RISKS (continued)

Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

Recent tax law changes could have a material impact on the value of municipal securities. In addition, Congress has previously considered making changes to the municipal securities provisions of the Internal Revenue Code that could change the US federal income tax treatment of certain types of municipal securities.

The Portfolios may invest in municipal securities of issuers in Puerto Rico or other US territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other US issuers of municipal securities. Like many US states and municipalities, Puerto Rico experienced a significant downturn during the recent recession. Puerto Rico’s downturn was particularly severe, and Puerto Rico continues to face a very challenging economic and fiscal environment. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may experience continued volatility.

Tax Risk: There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the US government and the US Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ net asset value (“NAV”) could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax-exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolio shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value

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DISCLOSURES AND RISKS (continued)

of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Leverage Risk (High Income Municipal Portfolio): To the extent the Portfolio uses leveraging techniques, such as TOBs, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Portfolio’s investments.

Liquidity Risk: Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Over recent years liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest-rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more liquidity risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolios, and may be subject to counterparty risk to a greater degree than more traditional investments.

Management Risk: The Portfolios are subject to management risk because they are actively managed investment funds. The Adviser will

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DISCLOSURES AND RISKS (continued)

apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Portfolios’ prospectus. As with all investments, you may lose money by investing in the Portfolios.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Portfolios will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios’ quoted performance would be lower. SEC returns and the Portfolios’ returns shown in the line graphs reflect the applicable sales charges for each share class: a 3% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4) and a 1% 1-year contingent deferred sales charge for Class C shares. Prior to October 1, 2009, the maximum front-end sales charge for Class A shares of the Portfolios was 4.25%. If the Class A annualized returns for the Portfolios and the National, California and New York Portfolio returns shown in the line graphs reflected the deduction of the former maximum front-end sales charge, their returns would be lower. Returns for the different share classes will vary due to their different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AB CALIFORNIA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]
CLASS A SHARES			2.09%	3.71%
1 Year	0.25%	-2.80%
5 Years	3.51%	2.89%
10 Years	4.97%	4.65%
CLASS B SHARES			1.35%	2.40%
1 Year	-0.50%	-3.41%
5 Years	2.75%	2.75%
10 Years[3]	4.55%	4.55%
CLASS C SHARES			1.41%	2.50%
1 Year	-0.41%	-1.38%
5 Years	2.75%	2.75%
10 Years	4.23%	4.23%
ADVISOR CLASS SHARES[4]			2.41%	4.28%
1 Year	0.50%	0.50%
5 Years	3.78%	3.78%
10 Years	5.26%	5.26%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.80%, 1.59%, 1.55% and 0.55% for Class A, Class B, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements will limit the Portfolio’s annual operating expenses, exclusive of any interest expense, to 0.75%, 1.50%, 1.50% and 0.50% for Class A, Class B, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated prior to September 28, 2019 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2018.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class B shares into Class A shares after six years.

4

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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HISTORICAL PERFORMANCE (continued)

AB CALIFORNIA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	-2.74%
5 Years	3.11%
10 Years	4.75%
CLASS B SHARES
1 Year	-3.37%
5 Years	2.99%
10 Years[1]	4.64%
CLASS C SHARES
1 Year	-1.52%
5 Years	2.97%
10 Years	4.31%
ADVISOR CLASS SHARES[2]
1 Year	0.54%
5 Years	4.00%
10 Years	5.37%

1	Assumes conversion of Class B shares into Class A shares after six years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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HISTORICAL PERFORMANCE

AB HIGH INCOME MUNICIPAL PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]
CLASS A SHARES			3.60%	5.54%
1 Year	1.20%	-1.81%
5 Years	6.09%	5.44%
Since Inception[3]	6.08%	5.72%
CLASS C SHARES			2.96%	4.55%
1 Year	0.54%	-0.44%
5 Years	5.31%	5.31%
Since Inception[3]	5.33%	5.33%
ADVISOR CLASS SHARES[4]			3.96%	6.09%
1 Year	1.54%	1.54%
5 Years	6.39%	6.39%
Since Inception[3]	6.38%	6.38%
CLASS Z SHARES[4]			3.95%	6.08%
Since Inception[3]	-0.64%	-0.64%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.88%, 1.63%, 0.63% and 0.62% for Class A, Class C, Advisor Class and Class Z shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements will limit the Portfolio’s annual operating expenses, exclusive of any interest expense, to 0.80%, 1.55%, 0.55% and 0.55% for Class A, Class C, Advisor Class and Class Z shares, respectively. These waivers/reimbursements may not be terminated prior to September 28, 2019 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2018.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Inception dates: 1/26/2010 for Class A, Class C and Advisor Class shares; 9/28/2018 for Class Z shares.

4

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

14 | AB MUNICIPAL INCOME FUND	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	-2.22%
5 Years	5.79%
Since Inception[1]	5.76%
CLASS C SHARES
1 Year	-0.88%
5 Years	5.66%
Since Inception[1]	5.37%
ADVISOR CLASS SHARES[2]
1 Year	1.00%
5 Years	6.72%
Since Inception[1]	6.41%
CLASS Z SHARES[2]
Since Inception[1]	0.13%

1	Inception dates: 1/26/2010 for Class A, Class C and Advisor Class shares; 9/28/2018 for Class Z shares.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

abfunds.com	AB MUNICIPAL INCOME FUND | 15

HISTORICAL PERFORMANCE

AB NATIONAL PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]
CLASS A SHARES			2.46%	3.78%
1 Year	0.22%	-2.82%
5 Years	3.50%	2.88%
10 Years	5.11%	4.79%
CLASS B SHARES			1.74%	2.68%
1 Year	-0.43%	-3.35%
5 Years	2.73%	2.73%
10 Years[3]	4.67%	4.67%
CLASS C SHARES			1.79%	2.75%
1 Year	-0.43%	-1.40%
5 Years	2.74%	2.74%
10 Years	4.37%	4.37%
ADVISOR CLASS SHARES[4]			2.79%	4.29%
1 Year	0.47%	0.47%
5 Years	3.77%	3.77%
10 Years	5.41%	5.41%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.80%, 1.56%, 1.55% and 0.55% for Class A, Class B, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements will limit the Portfolio’s annual operating expenses to 0.75%, 1.50%, 1.50% and 0.50% for Class A, Class B, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated prior to September 28, 2019 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2018.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class B shares into Class A shares after six years.

4

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

16 | AB MUNICIPAL INCOME FUND	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB NATIONAL PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	-2.77%
5 Years	3.17%
10 Years	4.96%
CLASS B SHARES
1 Year	-3.52%
5 Years	3.01%
10 Years[1]	4.86%
CLASS C SHARES
1 Year	-1.58%
5 Years	3.01%
10 Years	4.53%
ADVISOR CLASS SHARES[2]
1 Year	0.49%
5 Years	4.06%
10 Years	5.58%

1	Assumes conversion of Class B shares into Class A shares after six years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

abfunds.com	AB MUNICIPAL INCOME FUND | 17

HISTORICAL PERFORMANCE

AB NEW YORK PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2018 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]
CLASS A SHARES			2.30%	3.88%
1 Year	0.07%	-2.96%
5 Years	3.10%	2.47%
10 Years	4.27%	3.95%
CLASS B SHARES			1.63%	2.75%
1 Year	-0.68%	-3.60%
5 Years	2.35%	2.35%
10 Years[3]	3.83%	3.83%
CLASS C SHARES			1.63%	2.75%
1 Year	-0.68%	-1.65%
5 Years	2.32%	2.32%
10 Years	3.51%	3.51%
ADVISOR CLASS SHARES[4]			2.63%	4.44%
1 Year	0.32%	0.32%
5 Years	3.37%	3.37%
10 Years	4.55%	4.55%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.81%, 1.56%, 1.56% and 0.56% for Class A, Class B, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements will limit the Portfolio’s annual operating expenses, inclusive of interest expense, to 0.75%, 1.50%, 1.50% and 0.50% for Class A, Class B, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated prior to September 28, 2019 and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2018.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class B shares into Class A shares after six years.

4

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

18 | AB MUNICIPAL INCOME FUND	abfunds.com

HISTORICAL PERFORMANCE (continued)

AB NEW YORK PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2018 (unaudited)

SEC Returns (reflects applicable sales charges)
CLASS A SHARES
1 Year	-2.90%
5 Years	2.71%
10 Years	3.97%
CLASS B SHARES
1 Year	-3.66%
5 Years	2.57%
10 Years[1]	3.85%
CLASS C SHARES
1 Year	-1.62%
5 Years	2.59%
10 Years	3.55%
ADVISOR CLASS SHARES[2]
1 Year	0.36%
5 Years	3.61%
10 Years	4.59%

1	Assumes conversion of Class B shares into Class A shares after six years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

abfunds.com	AB MUNICIPAL INCOME FUND | 19

EXPENSE EXAMPLE

(unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE (continued)

(unaudited)

AB California Portfolio

	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$996.80	$3.75	0.75%
Hypothetical**	$1,000	$1,021.31	$3.80	0.75%
Class B
Actual	$1,000	$993.10	$7.49	1.50%
Hypothetical**	$1,000	$1,017.55	$7.59	1.50%
Class C
Actual	$1,000	$994.00	$7.50	1.50%
Hypothetical**	$1,000	$1,017.55	$7.59	1.50%
Advisor Class
Actual	$1,000	$998.10	$2.50	0.50%
Hypothetical**	$1,000	$1,022.56	$2.54	0.50%

AB High Income Municipal Portfolio

	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$994.50	$4.35	0.87%
Hypothetical**	$1,000	$1,020.71	$4.41	0.87%
Class C
Actual	$1,000	$990.80	$8.08	1.62%
Hypothetical**	$1,000	$1,016.95	$8.19	1.62%
Advisor Class
Actual	$1,000	$996.70	$3.10	0.62%
Hypothetical**	$1,000	$1,021.96	$3.14	0.62%
Class Z***
Actual	$1,000	$993.60	$3.10	0.62%
Hypothetical**	$1,000	$1,021.96	$3.14	0.62%

abfunds.com	AB MUNICIPAL INCOME FUND | 21

EXPENSE EXAMPLE (continued)

(unaudited)

AB National Portfolio

	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$997.50	$3.76	0.75%
Hypothetical**	$1,000	$1,021.31	$3.80	0.75%
Class B
Actual	$1,000	$993.80	$7.50	1.50%
Hypothetical**	$1,000	$1,017.55	$7.59	1.50%
Class C
Actual	$1,000	$993.80	$7.50	1.50%
Hypothetical**	$1,000	$1,017.55	$7.59	1.50%
Advisor Class
Actual	$1,000	$998.80	$2.51	0.50%
Hypothetical**	$1,000	$1,022.56	$2.54	0.50%

AB New York Portfolio

	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$997.40	$3.76	0.75%
Hypothetical**	$1,000	$1,021.31	$3.80	0.75%
Class B
Actual	$1,000	$993.70	$7.50	1.50%
Hypothetical**	$1,000	$1,017.55	$7.59	1.50%
Class C
Actual	$1,000	$993.60	$7.50	1.50%
Hypothetical**	$1,000	$1,017.55	$7.59	1.50%
Advisor Class
Actual	$1,000	$998.70	$2.51	0.50%
Hypothetical**	$1,000	$1,022.56	$2.54	0.50%

*

Expenses are equal to the classes’ annualized expense ratios(interest expense incurred), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

***	Commencement of distribution as of October 1, 2018.

22 | AB MUNICIPAL INCOME FUND	abfunds.com

BOND RATING SUMMARY1

November 30, 2018 (unaudited)

1

All data are as of November 30, 2018. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by US Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

abfunds.com	AB MUNICIPAL INCOME FUND | 23

BOND RATING SUMMARY1 (continued)

November 30, 2018 (unaudited)

1

All data are as of November 30, 2018. The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by US Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

24 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS

AB CALIFORNIA PORTFOLIO

November 30, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.4%
Long-Term Municipal Bonds – 99.4%
California – 96.3%
Alameda Corridor Transportation Authority Series 2016B 5.00%, 10/01/35-10/01/37	$18,255	$19,954,270
Anaheim Housing & Public Improvements Authority Series 2016 5.00%, 10/01/34-10/01/36	6,280	6,746,730
Antelope Valley-East Kern Water Agency Series 2016 5.00%, 6/01/33-6/01/35	3,300	3,745,631
Bay Area Toll Authority Series 2010S-2 5.00%, 10/01/30 (Pre-refunded/ETM)	2,350	2,489,167
Series 2013S 5.00%, 4/01/31 (Pre-refunded/ETM)	8,500	9,603,980
5.00%, 4/01/33 (Pre-refunded/ETM)	4,200	4,745,496
Beaumont Financing Authority AMBAC Series 2007C 5.00%, 9/01/26(a)	640	640,454
California Community College Financing Authority (NCCD-Orange Coast Properties LLC) Series 2018 5.25%, 5/01/43-5/01/48	5,350	5,773,705
California Educational Facilities Authority (Art Center College of Design) Series 2018A 5.00%, 12/01/44	4,735	5,266,172
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 4/01/35	4,415	4,909,745
California Educational Facilities Authority (Loma Linda University) Series 2017A 5.00%, 4/01/47	3,000	3,300,480
California Educational Facilities Authority (University of the Pacific) Series 2012A 5.00%, 11/01/30	1,250	1,352,300
Series 2015 5.00%, 11/01/31	2,000	2,268,500

abfunds.com	AB MUNICIPAL INCOME FUND | 25

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017A 5.00%, 8/15/35-8/15/47	$7,365	$8,107,990
California Health Facilities Financing Authority (Dignity Health Obligated Group) Series 2008G 5.50%, 7/01/25	3,045	3,054,226
California Health Facilities Financing Authority (Providence St. Joseph Health Obligated Group) Series 2013A 5.00%, 7/01/33	5,000	5,498,650
California Health Facilities Financing Authority (Sutter Health Obligated Group) Series 2017A 5.00%, 11/15/34-11/15/36	9,180	10,444,888
Series 2018A 5.00%, 11/15/35-11/15/36	6,400	7,244,166
California Municipal Finance Authority (American Heritage Education Foundation/CA) Series 2016A 5.00%, 6/01/36-6/01/46	3,400	3,575,990
California Municipal Finance Authority (Azusa Pacific University) Series 2015B 5.00%, 4/01/35-4/01/41	5,960	6,173,401
California Municipal Finance Authority (Biola University, Inc.) Series 2017 5.00%, 10/01/32-10/01/39	5,510	6,147,682
California Municipal Finance Authority (Community Hospitals of Central California Obligated Group) Series 2017A 5.00%, 2/01/47	7,425	8,047,215
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2014 5.25%, 1/01/45(a)	1,295	1,226,391
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018A 5.00%, 12/31/36-12/31/37	9,685	10,539,071

26 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011A-1 7.50%, 12/01/32(a)(b)(c)(d)	$2,745	$411,750
California Public Finance Authority (Henry Mayo Newhall Memorial Hospital) Series 2017 5.00%, 10/15/37-10/15/47	3,665	3,868,903
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016A 5.00%, 6/01/42(a)(e)	2,750	2,692,937
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2015A 5.00%, 7/01/45(e)	4,000	4,179,720
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 6/01/37-6/01/47(a)(e)	2,765	2,784,192
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 6/01/46-6/01/51(a)(e)	5,235	5,231,180
California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 6/01/37(a)(e)	430	438,944
California School Finance Authority (Equitas Academy Obligated Group) 5.00%, 6/01/35(a)(e)	4,770	4,916,391
California School Finance Authority (Green Dot Public Schools Obligated Group) Series 2015A 5.00%, 8/01/45(e)	1,000	1,041,280
California School Finance Authority (Kipp LA) Series 2014A 5.00%, 7/01/34	600	636,780
Series 2017A 5.00%, 7/01/37-7/01/47(e)	3,420	3,652,016
California School Finance Authority (Rocketship Education Obligated Group) Series 2016A 5.00%, 6/01/36-6/01/46(a)(e)	3,500	3,535,070

abfunds.com	AB MUNICIPAL INCOME FUND | 27

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2017A 5.125%, 6/01/47(a)(e)	$700	$710,654
Series 2017G 5.00%, 6/01/37-6/01/53(a)(e)	1,910	1,917,786
California School Finance Authority (Summit Public Schools Obligated Group) Series 2017 5.00%, 6/01/53(e)	3,450	3,605,284
California School Finance Authority (View Park Elementary & Middle Schools) Series 2014A 5.625%, 10/01/34	575	596,448
5.875%, 10/01/44	1,000	1,039,570
6.00%, 10/01/49	715	745,924
California State Public Works Board (California State Public Works Board Lease) Series 2012A 5.00%, 4/01/37	5,000	5,369,250
California Statewide Communities Development Authority (American Baptist Homes of the West) Series 2015 5.00%, 10/01/26-10/01/45	5,645	6,051,958
California Statewide Communities Development Authority (Buck Institute for Research on Aging) AGM Series 2014 5.00%, 11/15/34-11/15/44	4,500	4,949,225
California Statewide Communities Development Authority (California Baptist University) Series 2017A 5.00%, 11/01/32-11/01/41(a)(e)	3,010	3,245,696
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017A 5.00%, 5/15/34-5/15/36	3,910	4,313,443
California Statewide Communities Development Authority (Loma Linda University Medical Center Obligated Group) Series 2016A 5.00%, 12/01/36(e)	5,000	5,187,500
Series 2018A 5.50%, 12/01/58(e)	1,700	1,807,066

28 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (Moldaw Residences) Series 2014A 5.25%, 11/01/44(a)(e)	$1,800	$1,864,566
5.375%, 11/01/49(a)(e)	2,500	2,605,700
Capistrano Unified School District School Facilities Improvement District No. 1 AGM Series 2001B Zero Coupon, 8/01/25	8,000	6,366,240
City of Atwater CA Wastewater Revenue AGM Series 2017A 5.00%, 5/01/40-5/01/43	2,000	2,229,320
City of Encinitas CA (City of Encinitas CA CFD No. 1) Series 2012 5.00%, 9/01/29	800	855,608
City of Encinitas CA (City of Encinitas CA CFD No.1) Series 2012 5.00%, 9/01/26-9/01/27	1,995	2,150,179
City of Irvine CA (City of Irvine CA Assessment Dist No. 13-1) Series 2013 5.00%, 9/02/27-9/02/29	1,760	1,922,057
City of Irvine CA (Irvine Community Facilities District No. 2013-3) Series 2018 5.00%, 9/01/43-9/01/48(a)	6,650	7,200,994
City of Long Beach CA (City of Long Beach CA Marina Revenue) Series 2015 5.00%, 5/15/32-5/15/45	5,600	6,033,134
City of Los Angeles CA Wastewater System Revenue Series 2013B 5.00%, 6/01/31	5,000	5,590,200
City of Los Angeles Department of Airports Series 2009A 5.25%, 5/15/29	5,040	5,121,245
Series 2010A 5.00%, 5/15/25-5/15/27	12,475	13,049,959
City of Palm Springs CA COP Series 1991B Zero Coupon, 4/15/21 (Pre-refunded/ETM)	37,500	35,785,125

abfunds.com	AB MUNICIPAL INCOME FUND | 29

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Palo Alto CA (City of Palo Alto CA University Avenue AD) Series 2012 5.00%, 9/02/25-9/02/30	$3,290	$3,570,122
City of Redding CA NATL Series 1992 8.822%, 7/01/22 (Pre-refunded/ETM)(f)	525	611,079
City of Riverside CA Sewer Revenue Series 2015A 5.00%, 8/01/33	10,090	11,410,176
City of Roseville CA Series 2017A 5.00%, 9/01/33-9/01/34(a)	2,320	2,533,520
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 9/01/36(a)	755	790,455
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose International Airport SJC) Series 2017A 5.00%, 3/01/33-3/01/37	8,400	9,328,332
Series 2017B 5.00%, 3/01/35	3,000	3,382,530
City of San Jose CA Hotel Tax Revenue Series 2011 6.125%, 5/01/31	5,000	5,453,650
City of Santa Clara CA Electric Revenue Series 2011A 5.00%, 7/01/30	1,810	1,947,144
City of Upland CA COP (San Antonio Regional Hospital) Series 2017 5.00%, 1/01/32-1/01/47	3,750	4,086,680
County of Orange CA COP AMBAC Series 1991 6.00%, 6/01/21 (Pre-refunded/ETM)	305	311,652
County of Sacramento CA (North Vineyard District 2005-2) Series 2016 5.00%, 9/01/40-9/01/45(a)	2,240	2,377,834
County of Sacramento CA Airport System Revenue Series 2016B 5.00%, 7/01/36	1,755	1,957,474

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of San Bernardino CA COP Series 2009A 5.25%, 8/01/26	$1,635	$1,669,597
El Dorado Irrigation District/El Dorado County Water Agency Series 2016C 5.00%, 3/01/36	4,750	5,389,540
Fremont Community Facilities District No. 1 Series 2015 5.00%, 9/01/40(a)	4,000	4,258,400
Garden Grove Unified School District Series 2013C 5.00%, 8/01/32	2,535	2,814,763
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 6/01/47(a)	13,725	13,158,742
Imperial Irrigation District Electric System Revenue Series 2016C 5.00%, 11/01/31-11/01/36	2,500	2,837,930
Irvine Unified School District Series 2017B 5.00%, 9/01/47(a)	1,000	1,067,010
Jurupa Unified School District Series 2017B 5.00%, 8/01/34-8/01/35	1,535	1,777,796
Lake Elsinore Public Financing Authority Series 2015 5.00%, 9/01/31-9/01/35(a)	4,525	4,880,540
Long Beach Bond Finance Authority (Aquarium of the Pacific) Series 2012 5.00%, 11/01/28-11/01/29	6,580	7,081,913
Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transportation Authority Sales Tax) Series 2016A 5.00%, 6/01/32	3,500	4,064,235
Los Angeles Unified School District/CA COP Series 2012B 5.00%, 10/01/28-10/01/29	9,220	10,112,664
Menifee Union School District Series 2018 5.00%, 9/01/43-9/01/48(a)	2,215	2,375,130

abfunds.com	AB MUNICIPAL INCOME FUND | 31

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Municipal Improvement Corp. of Los Angeles (Municipal Improvement Corp. of Los Angeles Lease) Series 2016B 4.00%, 11/01/35	$7,480	$7,790,046
Norco Community Redevelopment Agency Successor Agency Series 2010 5.875%, 3/01/32 (Pre-refunded/ETM)	1,580	1,660,454
6.00%, 3/01/36 (Pre-refunded/ETM)	1,125	1,184,006
Oakland Unified School District/Alameda County Series 2015A 5.00%, 8/01/31-8/01/33	5,340	6,089,336
Orange County Transportation Authority (91 Express Lanes Toll Road) Series 2013 5.00%, 8/15/29	2,360	2,634,374
Oxnard Financing Authority AGM Series 2014 5.00%, 6/01/31	5,250	5,849,917
Palomar Health Series 2016A 5.00%, 8/01/31	1,285	1,447,295
Series 2017 5.00%, 11/01/42	1,000	1,054,410
Palomar Health (Palomar Health Obligated Group) Series 2016 5.00%, 11/01/36	5,000	5,310,500
Port of Los Angeles Series 2009C 5.00%, 8/01/26	21,450	21,884,577
Poway Unified School District (Poway Unified School District CFD No. 6) Series 2012 5.00%, 9/01/26	970	1,049,210
Poway Unified School District Public Financing Authority Series 2015A 5.00%, 9/01/33-9/01/34(a)	2,495	2,673,614
Redding Joint Powers Financing Authority Series 2015A 5.00%, 6/01/30	1,350	1,539,391
Rialto Redevelopment Agency Series 2018 5.00%, 9/01/32-9/01/37	3,235	3,694,736

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Riverside County Transportation Commission Series 2013A 5.25%, 6/01/32 (Pre-refunded/ETM)	$9,165	$10,493,650
Sacramento Area Flood Control Agency Series 2016A 5.00%, 10/01/35	5,000	5,680,150
Sacramento Regional Transit District Series 2012 5.00%, 3/01/36 (Pre-refunded/ETM)(a)	680	717,849
5.00%, 3/01/36-3/01/42	2,445	2,549,556
San Diego County Water Authority Financing Corp. Series 2011B 5.00%, 5/01/29-5/01/30	16,115	17,280,389
San Diego Public Facilities Financing Authority Series 2010A 5.25%, 3/01/25 (Pre-refunded/ETM)	15,000	15,912,300
San Diego Unified School District/CA Series 2013C 5.00%, 7/01/32	3,180	3,540,517
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport) Series 2010A 4.90%, 5/01/29	2,115	2,173,099
Series 2012A 5.00%, 5/01/27-5/01/28	7,000	7,554,880
Series 2017A 5.00%, 5/01/42	2,000	2,201,380
AGM Series 2000A 6.125%, 1/01/27	1,480	1,489,324
San Francisco City & County Public Utilities Commission Wastewater Revenue Series 2018B 5.00%, 10/01/35	2,055	2,391,917
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay South Public Imp) Series 2013A 5.00%, 8/01/29(a)	1,310	1,416,385
San Francisco City & County Redevelopment Agency Successor Agency (Successor Agency to the Redev of San Francisco – Mission Bay South) Series 2016B 5.00%, 8/01/33-8/01/35	2,000	2,251,490

abfunds.com	AB MUNICIPAL INCOME FUND | 33

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2016C 5.00%, 8/01/32-8/01/35	$2,000	$2,258,690
San Joaquin Hills Transportation Corridor Agency Series 1993 Zero Coupon, 1/01/20 (Pre-refunded/ETM)	20,000	19,620,600
Zero Coupon, 1/01/21 (Pre-refunded/ETM)	20,000	19,218,600
Zero Coupon, 1/01/23 (Pre-refunded/ETM)	25,000	22,941,250
San Mateo Joint Powers Financing Authority (San Mateo Joint Powers Financing Authority Lease) Series 2016A 4.00%, 7/15/32	4,500	4,781,025
Southern California Public Power Authority Series 2009A 5.00%, 7/01/23	320	320,835
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR) Series 2014A 5.00%, 7/01/33-7/01/34	8,200	9,264,648
State of California Series 2004 5.30%, 4/01/29	5	5,014
Series 2013 5.00%, 2/01/31	5,000	5,482,450
Series 2014 5.00%, 12/01/30	2,000	2,231,200
Series 2017 5.00%, 8/01/35	5,000	5,684,900
State of California (Inland Regional Center) Series 2015 5.00%, 6/15/32	5,000	5,566,550
Stockton Redevelopment Agency Successor Agency AGM Series 2016A 5.00%, 9/01/33-9/01/34	3,800	4,283,572
Successor Agency to Richmond Community Redevelopment Agency Series 2010A 5.75%, 9/01/24-9/01/25	1,985	2,102,075
6.00%, 9/01/30	1,395	1,480,765
Successor Agency to the Redev of San Francisco – Mission Bay North Series 2016A 5.00%, 8/01/32-8/01/36	3,500	3,943,942

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Tejon Ranch Public Facilities Finance Authority (Tejon Ranch Public Facilities Finance Authority CFD No. 1) Series 2012 5.25%, 9/01/26-9/01/28(a)	$2,375	$2,551,957
5.50%, 9/01/30-9/01/33(a)	2,135	2,294,838
Tustin Community Facilities District No. 06-1 Series 2015A 5.00%, 9/01/32-9/01/35	3,780	4,203,297
Walnut Energy Center Authority Series 2014 5.00%, 1/01/31-1/01/32	7,700	8,689,379
Washington Township Health Care District Series 2017B 5.00%, 7/01/32-7/01/33	3,500	3,859,755
West Contra Costa Healthcare District Series 2011 6.00%, 7/01/32(a)	1,050	1,131,533

		685,240,129

Florida – 0.1%
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center – Orlando) Series 2018A 7.50%, 6/01/48(a)(e)	285	288,833

Guam – 1.0%
Guam Government Waterworks Authority Series 2016 5.00%, 1/01/46	1,335	1,385,356
Guam Power Authority Series 2017A 5.00%, 10/01/36-10/01/40	5,240	5,571,172

		6,956,528

Illinois – 0.3%
Chicago Board of Education Series 2018A 5.00%, 12/01/31	2,000	2,047,400

Ohio – 0.2%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC) Series 2016A 4.375%, 6/01/33(a)	1,700	1,649,000

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 0.5%
Puerto Rico Highway & Transportation Authority AGC Series 2007N 5.25%, 7/01/36	$935	$1,026,013
NATL Series 2005L 5.25%, 7/01/35	100	103,091
NATL Series 2007N 5.25%, 7/01/32	165	172,163
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP) Series 2000 6.625%, 6/01/26	2,110	2,054,612

		3,355,879

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/35(a)(e)	1,010	978,528

Texas – 0.9%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/31(e)	1,805	1,827,960
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 6/30/40	3,050	3,239,771
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	1,525	1,588,653

		6,656,384

Total Municipal Obligations (cost $686,982,984)		707,172,681

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.13%(g)(h)(i) (cost $35,047)	35,047	$35,047

Total Investments – 99.4% (cost $687,018,031)		707,207,728
Other assets less liabilities – 0.6%		4,452,112

Net Assets – 100.0%		$711,659,840

INFLATION (CPI) SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	19,849	8/31/20	2.235%	CPI	#	Maturity	$(190,077)
Barclays Bank PLC	USD	19,848	9/04/20	2.248%	CPI	#	Maturity	(189,798)
Barclays Bank PLC	USD	22,651	9/20/20	2.263%	CPI	#	Maturity	(213,237)
Barclays Bank PLC	USD	22,959	10/15/20	2.208%	CPI	#	Maturity	(177,990)
Barclays Bank PLC	USD	11,599	10/15/20	2.210%	CPI	#	Maturity	(90,485)
Citibank, NA	USD	16,700	10/17/20	2.220%	CPI	#	Maturity	(131,342)
JPMorgan Chase Bank, NA	USD	20,343	8/30/20	2.210%	CPI	#	Maturity	(183,845)

								$(1,176,774)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(b)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011A-1 7.50%, 12/01/32	12/22/11	$2,745,000	$411,750	0.06%

(c)	Defaulted.

(d)	Non-income producing security.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, the aggregate market value of these securities amounted to $52,511,303 or 7.4% of net assets.

(f)	Inverse floater security.

abfunds.com	AB MUNICIPAL INCOME FUND | 37

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

(g)	Affiliated investments.

(h)	The rate shown represents the 7-day yield as of period end.

(i)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2018, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.0% and 0.1%, respectively.

Glossary:

AD – Assessment District

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

CFD – Community Facilities District

COP – Certificate of Participation

ETM – Escrowed to Maturity

NATL – National Interstate Corporation

See notes to financial statements.

38 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS

AB HIGH INCOME MUNICIPAL PORTFOLIO

November 30, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 101.1%
Long-Term Municipal Bonds – 101.1%
Alabama – 1.1%
County of Jefferson AL Sewer Revenue Series 2013D 6.00%, 10/01/42	$18,565	$21,087,427
Cullman County Health Care Authority 7.00%, 2/01/36	3,130	3,154,883
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) Series 2016A 5.00%, 9/01/46	2,500	2,852,625

		27,094,935

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015A 6.625%, 9/01/35	5,000	4,825,950

Arizona – 1.2%
Glendale Industrial Development Authority (Beatitudes Campus (The)) Series 2017 5.00%, 11/15/40(a)	2,865	2,757,792
Glendale Industrial Development Authority (Glencroft Retirement Community Obligated Group) Series 2016 5.25%, 11/15/46-11/15/51(a)	1,950	1,909,297
Industrial Development Authority of the City of Phoenix (The) (Deer Valley Assisted Living Facility LLC) Series 2016A 5.125%, 7/01/36(a)	4,400	4,191,616
Industrial Development Authority of the City of Phoenix (The) (GreatHearts Arizona) Series 2014 5.00%, 7/01/44	10,690	10,924,111
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) 6.00%, 7/01/52(b)(c)	2,170	2,246,471

abfunds.com	AB MUNICIPAL INCOME FUND | 39

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Maricopa County Industrial Development Authority (Reid Traditional Schools Painted Rock Academy) Series 2016 5.00%, 7/01/47	$1,375	$1,394,827
Quechan Indian Tribe of Fort Yuma Series 2012A 9.75%, 5/01/25	1,995	2,199,747
Tempe Industrial Development Authority (Friendship Village of Tempe) Series 2012A 6.25%, 12/01/42-12/01/46(a)	3,000	3,156,555
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017A 6.125%, 10/01/47(a)(c)	1,225	1,310,542

		30,090,958

California – 6.0%
Abag Finance Authority for Nonprofit Corps. (Episcopal Senior Communities) Series 2011 6.125%, 7/01/41	2,400	2,575,200
Alameda Corridor Transportation Authority Series 2016B 5.00%, 10/01/35	5,000	5,480,550
California Municipal Finance Authority Series 2011B 7.75%, 4/01/31(a)	2,560	2,839,936
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2012A 6.625%, 1/01/32(a)(c)	1,000	1,050,970
6.875%, 1/01/42(a)(c)	3,500	3,692,885
Series 2014 5.00%, 1/01/35(a)	1,050	997,626
5.25%, 1/01/45(a)	2,025	1,917,715
California Municipal Finance Authority (Partnerships to Uplift Communities Lakeview Terrace and Los Angeles Project) Series 2012A 5.30%, 8/01/47	1,675	1,685,938

40 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (Rocketship Education Obligated Group) Series 2014A 7.00%, 6/01/34(a)	$3,800	$4,200,102
7.25%, 6/01/43(a)	6,565	7,270,475
California Municipal Finance Authority (Rocketship Seven-Alma Academy) Series 2012A 6.25%, 6/01/43(a)	3,235	3,395,779
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011A-1 7.50%, 12/01/32(a)(d)(e)(f)	3,795	569,250
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 11/21/45(c)	11,865	12,184,643
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016A 5.00%, 6/01/52(a)(c)	2,045	1,940,112
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2016A 5.00%, 7/01/46-7/01/51(c)	5,250	5,472,653
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 6/01/54(a)(c)	1,165	1,153,525
California School Finance Authority (Kipp LA) Series 2014A 5.125%, 7/01/44	2,850	2,997,088
California School Finance Authority (Partnerships to Uplift Communities Valley Project) Series 2014A 6.40%, 8/01/34(c)	1,000	1,047,160
6.75%, 8/01/44(c)	6,180	6,510,939
California School Finance Authority (Tri-Valley Learning Corp.) Series 2012A 7.00%, 6/01/47(a)(d)(e)(f)	8,995	6,701,275

abfunds.com	AB MUNICIPAL INCOME FUND | 41

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (Amino Inglewood CA High School) Series 2011A 7.25%, 8/01/41	$2,000	$2,192,400
California Statewide Communities Development Authority (Eskaton Properties, Inc. Obligated Group) Series 2012 5.25%, 11/15/34	3,470	3,684,099
California Statewide Communities Development Authority (Loma Linda University Medical Center Obligated Group) Series 2016A 5.00%, 12/01/46(c)	3,400	3,477,996
California Statewide Communities Development Authority (Rocketship Four-Mosaic Elementary) Series 2011A 8.50%, 12/01/41(a)	3,950	4,412,229
California Statewide Communities Development Authority (Rocklin Academy) Series 2011A 8.25%, 6/01/41	4,050	4,412,151
California Statewide Communities Development Authority (Terraces at San Joaquin Gardens (The)) Series 2012A 5.625%, 10/01/32(a)	1,000	1,051,970
6.00%, 10/01/47(a)	1,000	1,058,940
City of San Buenaventura CA (Community Memorial Health System) Series 2011 7.50%, 12/01/41	4,500	4,904,910
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 6/01/47(a)	2,860	2,737,506
Municipal Improvement Corp. of Los Angeles (Municipal Improvement Corp. of Los Angeles Lease) Series 2016B 4.00%, 11/01/36	2,025	2,096,766

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Norco Community Redevelopment Agency Successor Agency Series 2010 6.00%, 3/01/36	$450	$473,603
San Diego Unified School District/CA Series 2010C Zero Coupon, 7/01/46-7/01/47	18,750	5,981,970
San Joaquin Hills Transportation Corridor Agency Series 2014A 5.00%, 1/15/44	5,600	5,947,648
Series 2014B 5.25%, 1/15/44	4,000	4,259,720
Southern California Logistics Airport Authority XLCA Series 2006 5.00%, 12/01/36(a)	3,600	3,617,352
University of California Series 2013A 5.00%, 5/15/32(g)	10,000	11,090,000
University of California CA Revenues 5.00%, 5/15/33(g)	9,000	9,953,010
West Contra Costa Healthcare District Series 2011 6.25%, 7/01/42(a)	5,900	6,368,578

		151,404,669

Colorado – 1.3%
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/37(a)(c)	5,730	5,770,282
Central Platte Valley Metropolitan District Series 2014 5.00%, 12/01/43	1,250	1,300,888
Clear Creek Station Metropolitan District No. 2 Series 2017A 5.00%, 12/01/47(a)	1,000	992,430
Colorado Educational & Cultural Facilities Authority (STEM School Academy) Series 2014 5.00%, 11/01/44	890	840,605
5.125%, 11/01/49	765	727,997
Colorado Health Facilities Authority (Catholic Health Initiatives) Series 2013 5.25%, 1/01/40	5,795	6,153,826

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Colorado Health Facilities Authority (Evangelical Lutheran Good Samaritan Obligated Group) Series 2012 5.00%, 12/01/42	$2,690	$2,781,272
Colorado Health Facilities Authority (Sunny Vista Living Center) Series 2015A 6.125%, 12/01/45(a)(c)	1,750	1,801,520
6.25%, 12/01/50(a)(c)	1,000	1,033,670
Copperleaf Metropolitan District No. 2 Series 2015 5.75%, 12/01/45(a)	1,000	1,037,230
E-470 Public Highway Authority Series 2010C 5.25%, 9/01/25	600	628,344
Fitzsimons Village Metropolitan District No. 1 Series 2010A 7.50%, 3/01/40(a)	1,293	1,321,666
Plaza Metropolitan District No. 1 Series 2013 5.00%, 12/01/40(a)(c)	1,000	1,018,810
Sterling Ranch Community Authority Board Series 2015A 5.75%, 12/01/45(a)	1,610	1,628,756
Series 2017A 5.00%, 12/01/47(a)	2,000	1,958,020
Three Springs Metropolitan District No. 3 Series 2010 7.75%, 12/01/39(a)	2,550	2,597,226

		31,592,542

Connecticut – 1.2%
State of Connecticut Series 2013E 5.00%, 8/15/31(g)	7,850	8,359,387
Series 2016A 5.00%, 3/15/32	7,630	8,316,471
Series 2017A 5.00%, 4/15/32-4/15/35	8,150	8,878,428
Series 2018A 5.00%, 4/15/37	3,885	4,208,154
Series 2018E 5.00%, 9/15/37	1,000	1,086,750

		30,849,190

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Delaware – 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2012 5.00%, 9/01/42	$575	$590,698

District of Columbia – 0.7%
District of Columbia (American Society of Hematology, Inc. (The)) Series 2009 5.00%, 7/01/36	3,000	3,210,300
District of Columbia (Friendship Public Charter School, Inc.) Series 2012 5.00%, 6/01/42	2,660	2,749,296
Series 2016A 5.00%, 6/01/41-6/01/46	3,705	3,923,044
District of Columbia (KIPP DC Obligated Group) Series 2017A 5.00%, 7/01/42-7/01/48	6,800	7,128,428

		17,011,068

Florida – 5.3%
Alachua County Health Facilities Authority (Bonita Springs Retirement Village, Inc.) Series 2011A 8.125%, 11/15/46(a)	5,000	5,445,900
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida, Inc.) Series 2012A 8.00%, 10/01/42-10/01/46(a)	4,065	4,573,126
Alachua County Health Facilities Authority (Shands Teaching Hospital and Clinics Obligated Group) Series 2014A 5.00%, 12/01/44	4,000	4,243,680
Bexley Community Development District Series 2016 4.875%, 5/01/47(a)	2,090	2,022,786
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 6.00%, 7/01/50(a)(c)	1,550	1,627,903

abfunds.com	AB MUNICIPAL INCOME FUND | 45

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Capital Trust Agency, Inc. (AVIVA SENIOR LIFE) Series 2017 5.00%, 7/01/46(a)(c)	$1,500	$1,471,335
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center – Orlando) Series 2018A 7.50%, 6/01/48(a)(c)	5,230	5,300,343
City of Lakeland FL (Florida Southern College) Series 2012A 5.00%, 9/01/37-9/01/42	1,500	1,566,055
City of Tallahassee FL (Tallahassee Memorial HealthCare, Inc.) Series 2015A 5.00%, 12/01/44	6,830	7,204,421
Martin County Health Facilities Authority (Martin Memorial Medical Center Obligated Group) Series 2012 5.50%, 11/15/32-11/15/42	9,050	9,655,093
Martin County Industrial Development Authority (Indiantown Cogeneration LP) Series 2013 4.20%, 12/15/25(c)	6,710	6,794,345
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.) Series 2012 5.00%, 11/15/29	4,365	4,691,982
Series 2014 5.00%, 11/15/39-11/15/44	14,850	15,476,619
North Broward Hospital District Series 2017B 5.00%, 1/01/37-1/01/48	25,135	26,495,034
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017A 5.00%, 1/01/47-1/01/52	6,950	7,059,399
South Miami Health Facilities Authority (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 8/15/35-8/15/47	16,875	18,732,571

46 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Town of Davie FL (Nova Southeastern University, Inc.) Series 2013A 6.00%, 4/01/42	$9,050	$10,080,252

		132,440,844

Georgia – 0.3%
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 8/01/47	2,650	2,810,564
Private Colleges & Universities Authority (Savannah College of Art & Design, Inc.) Series 2014 5.00%, 4/01/44	5,000	5,271,750

		8,082,314

Guam – 0.0%
Guam Department of Education COP Series 2010A 6.875%, 12/01/40	910	932,140

Idaho – 0.2%
Idaho Housing & Finance Association (Battelle Energy Alliance LLC) Series 2010A 7.00%, 2/01/36	4,000	4,310,000

Illinois – 14.3%
Chicago Board of Education Series 2011A 5.25%, 12/01/41	5,000	5,010,950
Series 2015C 5.25%, 12/01/35-12/01/39	15,500	15,652,450
Series 2016A 7.00%, 12/01/44	3,095	3,495,369
Series 2017A 7.00%, 12/01/46(c)	3,500	4,043,130
Series 2017B 6.75%, 12/01/30(c)	11,365	13,312,279
7.00%, 12/01/42(c)	2,400	2,780,016
Series 2017C 5.00%, 12/01/34	5,055	5,120,715
Series 2017G 5.00%, 12/01/44	8,150	8,138,183
Series 2018A 5.00%, 12/01/28-12/01/33	11,150	11,431,496

abfunds.com	AB MUNICIPAL INCOME FUND | 47

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2018C 5.00%, 12/01/26	$4,900	$5,085,661
Chicago O’Hare International Airport Series 2017D 5.25%, 1/01/32-1/01/36	10,170	11,480,028
Chicago O’Hare International Airport (Chicago O’Hare International Airport Customer Facility Charge) Series 2013 5.75%, 1/01/43	2,055	2,281,584
Chicago Transit Authority (Chicago Transit Authority Sales Tax) Series 2011 5.25%, 12/01/31	5,000	5,306,150
Series 2014 5.25%, 12/01/49	8,000	8,779,120
City of Chicago IL Series 2010A 4.00%, 12/01/18	595	595,000
Series 2012A 5.00%, 1/01/34	695	704,848
Series 2014A 5.00%, 1/01/23-1/01/36	2,485	2,558,967
Series 20152 5.00%, 1/01/25	400	425,140
Series 2015A 5.00%, 1/01/19	600	600,912
5.50%, 1/01/33	1,000	1,056,410
Series 2016C 5.00%, 1/01/38	590	605,889
City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/52(a)(h)	7,950	6,692,708
City of Chicago IL (Metramarket of Chicago LLC) Series 2010A 6.87%, 2/15/24	709	709,300
Illinois Finance Authority (Ascension Health Credit Group) Series 2016C 5.00%, 2/15/32-2/15/34	8,145	9,176,289
Illinois Finance Authority (CHF-Chicago LLC) Series 2017A 5.00%, 2/15/47-2/15/50	2,790	2,922,462

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Illinois Institute of Technology) Series 2006A 5.00%, 4/01/19-4/01/36	$7,675	$7,487,621
Illinois Finance Authority (Lake Forest College) Series 2012A 6.00%, 10/01/48	1,300	1,363,817
Illinois Finance Authority (Lutheran Home & Services Obligated Group) Series 2012 5.625%, 5/15/42(a)	7,525	7,657,741
5.75%, 5/15/46(a)	4,740	4,836,127
Illinois Finance Authority (Mercy Health Corp. Obligated Group) Series 2016 5.00%, 12/01/40-12/01/46	16,000	17,118,470
Illinois Finance Authority (Park Place of Elmhurst) Series 2016A 6.33%, 5/15/48(a)	4,344	3,911,713
6.44%, 5/15/55(a)	8,560	7,664,091
Series 2016C 2.00%, 5/15/55(a)(d)(e)(h)	2,277	112,894
Illinois Finance Authority (Plymouth Place, Inc.) Series 2013 6.00%, 5/15/43	7,500	8,156,775
Series 2015 5.25%, 5/15/50	2,300	2,324,978
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science) Series 2017C 5.00%, 8/01/49	1,075	1,132,835
Illinois Finance Authority (Silver Cross Hospital Obligated Group) Series 2015C 5.00%, 8/15/44	4,500	4,749,075
Illinois State Toll Highway Authority Series 2015B 5.00%, 1/01/36-1/01/40	22,300	24,283,181
Series 2016A 5.00%, 12/01/32	7,735	8,612,613

abfunds.com	AB MUNICIPAL INCOME FUND | 49

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Metropolitan Pier & Exposition Authority Series 2012 Zero Coupon, 12/15/41-12/15/50	$44,175	$11,444,720
Metropolitan Pier & Exposition Authority (Metropolitan Pier & Exposition Authority Lease) Series 2017A 5.00%, 6/15/57	6,885	7,081,429
Series 2017B Zero Coupon, 12/15/54	8,000	1,240,640
State of Illinois Series 2014 5.00%, 5/01/29-5/01/36	30,190	30,924,044
Series 2016 5.00%, 2/01/25-11/01/35	37,000	38,844,260
Series 2017D 5.00%, 11/01/28	12,000	12,652,080
Village of Antioch IL (Village of Antioch IL Spl Tax) Series 2016A 4.50%, 3/01/33(a)	10,272	9,712,381
Series 2016B 7.00%, 3/01/33(a)	4,430	4,222,587
Village of Pingree Grove IL Special Service Area No. 7 Series 2015A 4.50%, 3/01/25(a)	2,966	3,020,426
5.00%, 3/01/36(a)	8,969	9,117,347
Series 2015B 6.00%, 3/01/36(a)	2,923	3,047,578

		358,684,479

Indiana – 1.7%
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana, Inc. (The)) Series 2010 5.50%, 8/15/40-8/15/45	8,010	8,309,878
Indiana Finance Authority (Marquette Manor LLC) Series 2012 4.75%, 3/01/32	5,535	5,585,922
Indiana Finance Authority (Marquette Manor) Series 2015A 5.00%, 3/01/39	2,675	2,768,973

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (WVB East End Partners LLC) Series 2013A 5.00%, 7/01/44-7/01/48	$22,595	$23,602,430
Town of Chesterton IN (StoryPoint Obligated Group) Series 2016 6.375%, 1/15/51(a)(c)	2,000	2,028,240

		42,295,443

Iowa – 0.4%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2013B 5.25%, 12/01/50	6,060	6,429,418
Xenia Rural Water District Series 2016 5.00%, 12/01/41	4,000	4,229,240

		10,658,658

Kansas – 0.3%
City of Lawrence KS (Lawrence Memorial Hospital/KS) Series 2018 5.00%, 7/01/43	7,500	8,179,050
Kansas Development Finance Authority (Village Shalom Obligated Group) Series 2018A 5.25%, 11/15/53(a)	650	636,727

		8,815,777

Kentucky – 1.9%
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group) Series 2017B 5.00%, 8/15/41	8,290	8,654,014
Kentucky Economic Development Finance Authority (Catholic Health Initiatives) Series 2013 5.375%, 1/01/40	3,250	3,452,572
Kentucky Economic Development Finance Authority (Louisville Arena Authority, Inc.) AGM Series 2017A 5.00%, 12/01/45	5,000	5,387,450

abfunds.com	AB MUNICIPAL INCOME FUND | 51

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Kentucky Economic Development Finance Authority (Masonic Home Independent Living II, Inc.) Series 2016A 5.00%, 5/15/46-5/15/51(a)	$8,000	$8,123,090
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group) Series 2012 5.375%, 11/15/42(a)	7,765	7,968,521
5.50%, 11/15/45(a)	2,350	2,418,644
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017A 5.00%, 6/01/37	4,045	4,229,047
5.25%, 6/01/41	3,650	3,835,967
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.75%, 11/15/50(a)	2,650	2,678,594

		46,747,899

Louisiana – 1.7%
Jefferson Parish Hospital Service District No. 2 Series 2011 6.375%, 7/01/41(f)	5,775	5,554,972
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015A 6.25%, 11/15/45(a)	7,625	8,220,055
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/41	5,000	5,387,800
Louisiana Public Facilities Authority Series 2016 5.00%, 5/15/47(a)	25	29,167
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013B 10.50%, 7/01/39(a)(d)(f)	7,250	73

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2014A 8.375%, 7/01/39(a)(d)(f)	$17,000	$170
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease) Series 2016A 5.00%, 7/01/51	10,000	10,633,000
Louisiana Public Facilities Authority (Ochsner Clinic Foundation) Series 2017 5.00%, 5/15/42	5,000	5,343,600
New Orleans Aviation Board Series 2017B 5.00%, 1/01/48	2,350	2,518,636
St. Tammany Parish Finance Authority (Christwood) Series 2015 5.25%, 11/15/37(a)	4,600	4,792,740

		42,480,213

Maine – 1.0%
Finance Authority of Maine (Casella Waste Systems, Inc.) Series 2017 5.25%, 1/01/25(c)	7,270	7,655,383
Maine Health & Higher Educational Facilities Authority (MaineGeneral Health Obligated Group) Series 2011 6.75%, 7/01/36-7/01/41	8,440	8,980,416
Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association) Series 2015 5.00%, 7/01/39	8,100	8,694,459

		25,330,258

Maryland – 0.5%
City of Westminster MD (Lutheran Village at Miller’s Grant, Inc.(The)) Series 2014A 6.00%, 7/01/34(a)	1,500	1,572,870
6.125%, 7/01/39(a)	750	789,090
6.25%, 7/01/44(a)	2,000	2,116,260
County of Frederick MD (Mount St. Mary’s University, Inc.) Series 2017A 5.00%, 9/01/37-9/01/45(c)	2,885	2,966,917

abfunds.com	AB MUNICIPAL INCOME FUND | 53

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) Series 2015 5.00%, 7/01/40-7/01/45	$5,275	$5,595,681

		13,040,818

Massachusetts – 2.2%
Massachusetts Development Finance Agency Series 2013A 6.25%, 11/15/33(a)(c)	2,000	2,364,300
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016A 5.00%, 10/01/34-10/01/43	5,500	5,877,869
Massachusetts Development Finance Agency (Lawrence General Hospital Obligated Group) Series 2017 5.00%, 7/01/34-7/01/47	5,080	5,328,828
Massachusetts Development Finance Agency (Merrimack College) Series 2012A 5.25%, 7/01/42	5,000	5,206,100
Series 2014 5.125%, 7/01/44	1,000	1,050,580
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.) Series 2017 5.00%, 10/01/37-10/01/57(c)	6,000	6,045,210
Massachusetts Development Finance Agency (Partners Healthcare System, Inc.) Series 2017S 5.00%, 7/01/33	3,650	4,151,729
Massachusetts Development Finance Agency (Zero Waste Solutions) Series 2017 8.00%, 12/01/22(a)(c)	12,175	10,218,234
Series 2017A 7.75%, 12/01/44(a)(c)	5,235	4,945,819
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2012B 5.00%, 8/15/30(g)	10,000	10,884,700

		56,073,369

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Michigan – 4.4%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) Series 2012A 5.25%, 7/01/39	$11,115	$11,859,372
City of Detroit MI Water Supply System Revenue (Great Lakes Water Authority Water Supply System Revenue) Series 2011C 5.00%, 7/01/41	1,425	1,484,394
Detroit City School District Series 2012A 5.00%, 5/01/30-5/01/31	4,015	4,312,156
Grand Rapids Economic Development Authority (Beacon Hill at Eastgate) Series 2017A 5.00%, 11/01/47-11/01/52(a)	2,245	2,271,231
Great Lakes Water Authority Water Supply System Revenue Series 2016B 5.00%, 7/01/46	10,000	10,812,600
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue) Series 2014C-2 5.00%, 7/01/44	2,000	2,105,080
Series 2014C-6 5.00%, 7/01/33	2,750	2,984,878
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2014D-4 5.00%, 7/01/30	1,000	1,094,760
Series 2014D4 5.00%, 7/01/29	1,400	1,535,646
Michigan Finance Authority (Public Lighting Authority) Series 2014B 5.00%, 7/01/39-7/01/44	14,780	15,709,234
Michigan Finance Authority (Trinity Health Corp. Obligated Group) Series 20162 5.00%, 12/01/45	3,000	3,257,850

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2017A-MI 5.00%, 12/01/42	$1,930	$2,123,463
Michigan Strategic Fund (Canterbury Health Care, Inc. Obligated Group) Series 2016 5.00%, 7/01/46-7/01/51(a)(c)	3,785	3,779,673
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group) Series 2013 7.00%, 12/01/30(a)(c)	9,600	10,666,848
Series 2014 7.50%, 12/01/25(a)(c)	5,580	6,207,694
Series 2016 7.50%, 12/01/25(a)(c)(i)	2,890	3,031,870
Michigan Strategic Fund (Evangelical Homes of Michigan Obligated Group) Series 2013 5.50%, 6/01/47	1,750	1,787,258
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI) Series 2007A 6.00%, 6/01/48	23,470	22,967,273
Waterford Township Economic Development Corp. (Canterbury Health Care, Inc. Obligated Group) Series 2016A 5.00%, 7/01/46(a)(c)	2,895	2,896,708

		110,887,988

Minnesota – 0.2%
City of Bethel MN (Lodge at Stillwater LLC (The)) Series 2018 5.00%, 6/01/48-6/01/53(a)	2,850	2,901,353
5.25%, 6/01/58(a)	1,175	1,203,529

		4,104,882

Mississippi – 0.3%
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016A 5.00%, 9/01/36-9/01/46	8,310	8,820,147

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Missouri – 1.1%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group) Series 2017A 5.00%, 3/01/36	$1,900	$2,022,170
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2010 5.50%, 2/01/42	1,520	1,544,776
Series 2011 6.00%, 2/01/41	1,750	1,826,370
Health & Educational Facilities Authority of the State of Missouri (St. Luke’s Health System Obligated Group/MO) Series 2018A 5.00%, 11/15/43	1,250	1,371,688
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2016 6.00%, 11/15/51(a)(c)	2,885	2,515,432
Kansas City Industrial Development Authority (Ward Parkway Center Community Improvement District) Series 2016A 5.00%, 4/01/36-4/01/46(a)(c)	2,150	2,149,016
Lees Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016A 5.00%, 8/15/36-8/15/51	10,000	9,767,971
Missouri State Environmental Improvement & Energy Resources Authority (Union Electric Co.) NATL Series 1998A 3.145%, 9/01/33(j)	6,280	6,272,150

		27,469,573

Nebraska – 0.2%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2012 5.25%, 9/01/37	1,500	1,626,285

abfunds.com	AB MUNICIPAL INCOME FUND | 57

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Douglas County Hospital Authority No. 2 (Madonna Rehabilitation Hospital Obligated Group) Series 2014 5.00%, 5/15/44	$4,015	$4,191,058

		5,817,343

Nevada – 0.2%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018C Zero Coupon, 7/01/58(a)(c)	8,500	911,795
Las Vegas Redevelopment Agency Series 2016 5.00%, 6/15/45	3,000	3,191,370
State of Nevada Department of Business & Industry (Fulcrum Sierra Holdings LLC) Series 2018 6.95%, 2/15/38(a)(c)	1,635	1,624,503

		5,727,668

New Hampshire – 0.8%
New Hampshire Health and Education Facilities Authority Act (Concord Hospital Obligated Group) Series 2017 5.00%, 10/01/47	10,000	10,806,400
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University) Series 2012 5.00%, 1/01/42	4,585	4,844,052
Series 2016 5.00%, 1/01/46	4,285	4,593,006

		20,243,458

New Jersey – 7.0%
City of Bayonne NJ BAM Series 2016 5.00%, 7/01/39	2,500	2,709,950
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2014P 5.00%, 6/15/29	5,900	6,279,783
Series 2014U 5.00%, 6/15/40	3,500	3,616,865

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2015W 5.25%, 6/15/40	$5,000	$5,263,650
Series 2017B 5.00%, 11/01/26	10,000	11,087,900
Series 2017D 5.00%, 6/15/42	5,000	5,149,350
Series 2018A 5.00%, 6/15/47	5,000	5,147,150
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 1/01/34	9,780	10,386,653
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/37-10/01/47	10,750	11,287,505
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012A 5.125%, 6/15/43	7,515	7,728,351
New Jersey Economic Development Authority (United Airlines, Inc.) Series 1999 4.875%, 9/15/19	345	350,582
5.25%, 9/15/29	4,140	4,459,277
Series 2000B 5.625%, 11/15/30	4,525	5,057,140
New Jersey Health Care Facilities Financing Authority (Holy Name Medical Center, Inc.) Series 2010 5.00%, 7/01/25	5,240	5,434,876
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 6/15/28-6/15/29	22,140	24,556,624
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2013A 5.00%, 6/15/36	5,000	5,212,400
Series 2015A 5.00%, 6/15/45	1,000	1,037,170

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2018A 5.00%, 12/15/35	$6,545	$6,951,575
New Jersey Turnpike Authority Series 2015E 5.00%, 1/01/45	18,000	19,421,820
South Jersey Transportation Authority LLC Series 2014A 5.00%, 11/01/39	7,765	8,236,801
Tobacco Settlement Financing Corp./NJ Series 2018B 5.00%, 6/01/46	26,440	26,473,579

		175,849,001

New Mexico – 0.3%
New Mexico Hospital Equipment Loan Council (Gerald Champion Regional Medical Center) Series 2012 5.50%, 7/01/42	8,155	8,664,606

New York – 8.3%
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/39	6,950	6,688,055
5.50%, 11/01/44	2,875	2,896,448
City of Newburgh NY Series 2012A 5.25%, 6/15/27	1,010	1,092,275
5.625%, 6/15/34	1,235	1,326,526
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2015 12.00%, 1/01/22(a)(f)	5,000	4,838,750
Metropolitan Transportation Authority Series 2015A 5.00%, 11/15/45	4,830	5,187,130
Series 2016A 5.00%, 11/15/32	1,295	1,439,289
Series 2016B 5.00%, 11/15/37	13,265	14,547,991
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2014A 5.875%, 1/01/23(a)	1,121	1,148,261

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

6.50%, 1/01/32(a)	$1,399	$1,456,462
6.70%, 1/01/49(a)	5,999	6,251,194
Series 2014B 5.50%, 7/01/20(a)	208	209,528
Series 2014C 2.00%, 1/01/49(a)(d)(e)(h)	1,933	328,612
New York City Municipal Water Finance Authority Series 2013D 5.00%, 6/15/34(g)	10,000	10,912,100
New York City NY Transitional 5.00%, 11/01/28-2/01/32(g)	18,640	20,379,875
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018S 5.00%, 7/15/43(k)	25,800	28,935,216
New York Liberty Development Corp. (7 World Trade Center II LLC) Series 2012 5.00%, 3/15/44	1,900	2,018,408
New York NY GO Series 2013A-1 5.00%, 10/01/28(g)	9,500	10,375,425
New York NY Transitional Fin Auth Series 2011D-1 5.00%, 2/01/26(g)	10,000	10,573,700
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016A 5.00%, 7/01/41	17,110	17,991,849
5.25%, 1/01/50	8,000	8,470,480
Orange County Funding Corp. (The Hamlet at Wallkill) Series 2013 6.50%, 1/01/46(a)	6,290	6,431,399
Port Authority of New York & New Jersey Series 2012 5.00%, 10/01/33	5,000	5,348,350
Port Authority of New York & New Jersey (Delta Air Lines, Inc.) Series 2010 6.00%, 12/01/42	2,285	2,432,542

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Triborough Bridge & Tunnel Authority Series 2012B 5.00%, 11/15/28	$7,425	$8,189,033
5.00%, 11/15/29(g)	3,750	4,132,913
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 9/15/37(a)	4,270	3,932,371
5.25%, 9/15/42-9/15/53(a)	11,510	10,575,027
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group) Series 2016 5.00%, 11/01/46	10,000	10,479,500

		208,588,709

North Carolina – 0.2%
County of New Hanover NC (New Hanover Regional Medical Center) Series 2017 5.00%, 10/01/47	1,000	1,091,560
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/35(a)	1,625	1,673,685
North Carolina Medical Care Commission (United Church Homes & Services Obligated Group) Series 2017 5.00%, 9/01/41-9/01/46(a)	2,250	2,291,435

		5,056,680

North Dakota – 0.2%
County of Ward ND (Trinity Health Obligated Group) Series 2017C 5.00%, 6/01/43	5,000	5,180,300

Ohio – 4.7%
Buckeye Tobacco Settlement Financing Authority Series 2007A-2 5.875%, 6/01/47	43,190	40,871,993

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of Allen/OH Hospital Facilities Revenue (Mercy Health/OH) Series 2017A 5.00%, 8/01/42	$1,465	$1,590,975
County of Cuyahoga/OH (MetroHealth System (The)) Series 2017 5.00%, 2/15/42	16,600	17,257,692
5.25%, 2/15/47	7,575	7,920,420
County of Franklin/OH (First Community Village Obligated Group) Series 2013 5.625%, 7/01/47(a)	11,835	11,530,840
County of Hamilton/OH (Life Enriching Communities Obligated Group) Series 2012 5.00%, 1/01/42	1,000	1,016,160
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018A 6.25%, 4/01/49(a)(c)	2,135	2,083,760
Dayton-Montgomery County Port Authority (StoryPoint Troy Project) Series 2015-1 7.125%, 1/15/50(a)	1,560	1,598,142
Series 20151 7.00%, 1/15/40(a)	5,265	5,384,937
Ohio Air Quality Development Authority (FirstEnergy Generation LLC) 5.625%, 6/01/19(a)(d)(e)	8,065	7,823,050
Series 2009D 4.25%, 8/01/29(a)	12,525	12,149,250
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC) Series 2009A 4.375%, 6/01/33(a)	2,730	2,648,100
Ohio Air Quality Development Authority (Pratt Paper/OH, Inc.) Series 2017 4.25%, 1/15/38(a)(c)	1,540	1,514,205
4.50%, 1/15/48(a)(c)	2,625	2,626,838

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC) Series 2016A 4.375%, 6/01/33(a)	$1,510	$1,464,700
Toledo-Lucas County Port Authority (StoryPoint Obligated Group) Series 2016 6.375%, 1/15/51(a)(c)	1,000	1,014,120

		118,495,182

Oklahoma – 0.2%
Tulsa Airports Improvement Trust (American Airlines, Inc.) Series 2013A 5.50%, 6/01/35(a)	3,875	4,108,546

Oregon – 0.8%
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront) Series 2014A 5.40%, 10/01/44(a)	2,750	2,866,820
5.50%, 10/01/49(a)	5,650	5,903,911
Oregon St. Dept of Transportation Series 2013A 5.00%, 11/15/29-11/15/30(g)	10,000	11,239,050

		20,009,781

Pennsylvania – 4.5%
Allentown Neighborhood Improvement Zone Development Authority Series 2017 5.00%, 5/01/42(c)	3,070	3,185,064
Series 2018 5.00%, 5/01/42(c)	2,325	2,420,511
Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016A 6.00%, 6/01/46-6/01/51(a)	11,665	12,302,093
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) Series 2010 6.125%, 1/01/45(a)	4,170	4,266,160
Series 2012 5.25%, 1/01/32-1/01/41(a)	3,720	3,773,130

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 7/01/32	$1,000	$1,070,380
Montgomery County Higher Education & Health Authority (Philadelphia Presbytery Homes Obligated Group) Series 2017 5.00%, 12/01/47	1,865	1,941,726
Moon Industrial Development Authority (Baptist Home Society Obligated Group) Series 2015 6.00%, 7/01/45(a)	18,125	18,902,381
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University) Series 2012A 5.25%, 3/01/42	2,135	2,223,816
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp. (The)) Series 2012A 5.00%, 11/01/41	3,620	3,820,693
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/34-12/31/38	11,930	12,577,046
Pennsylvania Higher Educational Facilities Authority (Drexel University) Series 2017 5.00%, 5/01/41	1,000	1,090,050
Pennsylvania Turnpike Commission Series 2017B 5.00%, 6/01/36	2,010	2,164,006
Philadelphia Authority for Industrial Development (Evangelical Services for the Aging Obligated Group) Series 2017A 5.00%, 7/01/49	2,665	2,656,605

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015A 6.375%, 6/01/40(a)	$1,300	$1,316,146
6.50%, 6/01/45(a)	2,390	2,430,367
6.625%, 6/01/50(a)	4,150	4,236,403
Scranton-Lackawanna Health & Welfare Authority (Scranton Parking System Concession Project) Series 2016A 5.00%, 1/01/51-1/01/57(c)	12,395	11,738,659
Series 2016B 6.08%, 1/01/26(c)	930	897,180
Series 2016C Zero Coupon, 1/01/36(c)	3,010	1,023,219
Series 2016D Zero Coupon, 1/01/57(c)	60,775	3,724,292
State Public School Building Authority (Harrisburg School District) AGM Series 2016A 5.00%, 12/01/29	5,635	6,379,215
Union County Hospital Authority (Evangelical Community Hospital Obligated Group) Series 2018 5.00%, 8/01/48	9,295	10,107,941

		114,247,083

Puerto Rico – 3.9%
Commonwealth of Puerto Rico Series 2012A 5.125%, 7/01/37(d)(e)	2,210	1,281,800
5.50%, 7/01/39(d)(e)	14,890	8,636,200
Series 2014A 8.00%, 7/01/35(d)(e)	16,875	9,766,406
Government Development Bank for Puerto Rico Series 2018 7.50%, 8/20/40(a)	7,444	5,929,853
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2008A 6.125%, 7/01/24	2,080	2,002,000

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2012A 5.00%, 7/01/33	$3,305	$3,036,469
5.125%, 7/01/37	810	746,213
5.25%, 7/01/29-7/01/42	7,600	7,065,374
5.50%, 7/01/28	2,885	2,737,144
5.75%, 7/01/37	2,095	2,000,725
6.00%, 7/01/47	2,035	1,943,425
Puerto Rico Electric Power Authority Series 2007T 5.00%, 7/01/37(d)(e)	2,030	1,278,900
Series 2010C 5.00%, 7/01/21(d)(e)	1,530	963,900
Series 2010DDD 5.00%, 7/01/21(d)(e)	920	579,600
Series 2012A 5.00%, 7/01/42(d)(e)	6,140	3,868,200
AGM Series 2007V 5.25%, 7/01/27-7/01/31	13,300	14,649,144
NATL Series 2007V 5.25%, 7/01/29	160	168,072
Puerto Rico Highway & Transportation Authority AGC Series 2007N 5.25%, 7/01/36	3,020	3,313,967
NATL Series 2007N 5.25%, 7/01/32	820	855,596
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP) Series 2000 6.625%, 6/01/26	15,395	14,990,881
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Sistema Universitario Ana G Mendez Incorporado) Series 2012 5.375%, 4/01/42	1,665	1,552,613
Puerto Rico Sales Tax Financing Corp. 5.25%, 8/02/57(d)(e)	6,740	5,392,000
Series 2011C 5.00%, 8/01/21(d)(e)	3,755	3,004,000
5.25%, 8/01/40(d)(e)	2,865	2,292,000

		98,054,482

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Rhode Island – 0.3%
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group) Series 2016 5.00%, 5/15/31-5/15/34	$6,285	$6,889,200

South Carolina – 1.3%
South Carolina Public Service Authority Series 2013A 5.125%, 12/01/43	1,480	1,547,162
Series 2013B 5.125%, 12/01/43	1,120	1,170,826
Series 2014A 5.00%, 12/01/49	14,225	14,777,926
Series 2014C 5.00%, 12/01/46	5,445	5,688,283
Series 2015A 5.00%, 12/01/50	8,775	9,139,864

		32,324,061

South Dakota – 0.9%
South Dakota Health & Educational Facilities Authority (Avera Health Obligated Group) Series 2017 5.00%, 7/01/46	20,200	21,673,388

Tennessee – 1.7%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.125%, 12/01/42(a)(c)	15,000	14,255,400
Chattanooga Health Educational & Housing Facility Board (Catholic Health Initiatives) Series 2013 5.25%, 1/01/45	4,850	5,131,251
Johnson City Health & Educational Facilities Board (Mountain States Health Alliance Obligated Group) Series 2012 5.00%, 8/15/42	2,455	2,564,395

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Memphis-Shelby County Industrial Development Board (Graceland, Inc.) Series 2017A 5.50%, 7/01/37(a)	$500	$525,065
5.625%, 1/01/46(a)	1,000	1,040,280
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Trousdale Foundation Obligated Group) Series 2018A 6.25%, 4/01/49(a)(c)	4,465	4,357,840
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc.) Series 2012 5.00%, 12/01/32(a)	2,200	2,227,742
5.25%, 12/01/42(a)	5,700	5,790,060
5.375%, 12/01/47(a)	1,700	1,731,416
Series 2014 5.25%, 12/01/44-12/01/49(a)	4,325	4,410,057

		42,033,506

Texas – 8.9%
Arlington Higher Education Finance Corp. (Uplift Education) Series 2016A 5.00%, 12/01/46	2,175	2,275,550
Arlington Higher Education Finance Corp. (Wayside Schools) Series 2016A 4.625%, 8/15/46	2,120	2,013,534
Board of Managers Joint Guadalupe County-City of Seguin Hospital Series 2015 5.00%, 12/01/40	1,500	1,500,225
5.25%, 12/01/35	1,200	1,262,172
Central Texas Regional Mobility Authority Series 2015A 5.00%, 1/01/35-1/01/45	26,515	28,315,819
Series 2016 5.00%, 1/01/40	5,995	6,425,921
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 9/01/40	4,715	5,103,752

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 7/01/29	$12,845	$13,785,896
Series 2015B 5.00%, 7/15/30-7/15/35	4,655	4,996,558
Clifton Higher Education Finance Corp. (IDEA Public Schools) Series 2012 5.00%, 8/15/32-8/15/42	6,470	6,755,933
Series 2013 6.00%, 8/15/43	1,000	1,093,760
Dallas County Flood Control District No. 1 Series 2015 5.00%, 4/01/32(a)(c)	2,000	2,051,420
Dallas/Fort Worth International Airport Series 2013A 5.00%, 11/01/29	5,155	5,545,904
Decatur Hospital Authority (Wise Regional Health System) Series 2014A 5.25%, 9/01/44	6,300	6,624,828
El Paso County Hospital District Series 2017 5.00%, 8/15/33	3,940	4,334,197
Irving Hospital Authority Series 2017A 5.00%, 10/15/33-10/15/44	16,315	17,442,839
Kerrville Health Facilities Development Corp. (Sid Peterson Memorial Hospital) Series 2015 5.00%, 8/15/35	1,800	1,915,920
New Hope Cultural Education Facilities Finance Corp (MRC Crestview) Series 2016 5.00%, 11/15/46	3,400	3,469,156
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village) Series 2017 5.00%, 1/01/37-1/01/42(a)	9,770	9,742,613
New Hope Cultural Education Facilities Finance Corp. (The Langford at College Station) Series 2016A 5.375%, 11/15/36(a)	500	490,675
5.50%, 11/15/46-11/15/52(a)	2,150	2,094,602

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.) Series 2014 5.50%, 1/01/49(a)	$3,100	$3,218,017
New Hope Cultural Education Facilities Finance Corp. (Westminster Manor) Series 2016 5.00%, 11/01/40	1,000	1,056,080
North East Texas Regional Mobility Authority Series 2016 5.00%, 1/01/46	15,170	15,972,038
North Texas Education Finance Corp. (Uplift Education) Series 2012A 5.125%, 12/01/42	9,860	10,198,592
North Texas Tollway Authority Series 2015A 5.00%, 1/01/38	5,000	5,440,550
Red River Education Finance Corp. (St. Edward’s University, Inc.) Series 2016 5.00%, 6/01/46	2,000	2,129,700
Red River Health Facilities Development Corp. (MRC Crossings Proj) Series 2014A 7.75%, 11/15/44(a)	2,000	2,236,280
Red River Health Facilities Development Corp. (Wichita Falls Retirement Foundation) Series 2012 5.125%, 1/01/41	4,360	4,418,555
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012B 8.00%, 7/01/38(a)(d)(e)(f)	5,720	1,830,400
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.) Series 2007 5.50%, 11/15/22(a)(d)(e)(h)	4,000	3,160,000
Series 2014 5.625%, 11/15/41(a)(d)(e)(h)	3,250	2,567,500
Series 2015I 5.50%, 11/15/45(a)(d)(e)(h)	1,880	1,485,200

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Tarrant County Cultural Education Facilities Finance Corp. (CC Young Memorial Home Obligated Group) Series 2017A 6.375%, 2/15/48-2/15/52(a)	$9,325	$9,905,371
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2009A 8.00%, 11/15/28(a)(h)	2,000	1,800,000
8.25%, 11/15/44(a)(h)	10,700	9,630,000
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project) Series 2014A-1 5.00%, 10/01/44-10/01/49	3,960	4,108,895
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	6,450	6,719,223
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools) Series 2012A 5.00%, 8/15/27	500	511,480
5.25%, 8/15/42	2,375	2,406,754
Travis County Health Facilities Development Corp. Series 2012A 7.125%, 1/01/46(a)	860	945,802
Uptown Development Authority Series 2017A 5.00%, 9/01/40	1,985	2,110,492
Viridian Municipal Management District Series 2011 9.00%, 12/01/37(a)	3,000	3,567,330

		222,659,533

Utah – 0.3%
Timber Lakes Water Special Service District Series 2011 8.125%, 6/15/31(a)	3,300	3,502,752

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Utah Charter School Finance Authority (North Star Academy) Series 2010A 7.00%, 7/15/45	$1,840	$1,912,165
Utah Charter School Finance Authority (Vista at Entrada School of Performing Arts & Technology) Series 2012 6.30%, 7/15/32	850	904,247
6.55%, 7/15/42	1,890	2,007,425

		8,326,589

Vermont – 0.1%
Vermont Economic Development Authority (Wake Robin Corp.) Series 2012 5.40%, 5/01/33(a)	3,100	3,195,015

Virginia – 2.9%
Chesapeake Bay Bridge & Tunnel District Series 2016 5.00%, 7/01/46	1,750	1,883,472
Chesterfield County Economic Development Authority (Brandermill Woods) Series 2012 5.125%, 1/01/43(a)	470	475,372
Fairfax County Economic Development Authority (Vinson Hall LLC) Series 2013A 5.00%, 12/01/42-12/01/47	6,520	6,767,558
Henrico County Economic Development Authority (LifeSpire of Virginia Obligated Group) Series 2017C 5.00%, 12/01/47(a)	1,665	1,702,512
Lexington Industrial Development Authority (Kendal at Lexington) Series 2017A 5.00%, 1/01/42-1/01/48	1,940	2,037,880
Mosaic District Community Development Authority Series 2011A 6.875%, 3/01/36(a)	2,915	3,105,641

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 1/01/37(a)(c)	$1,300	$1,300,780
Tobacco Settlement Financing Corp./VA Series 2007B1 5.00%, 6/01/47	30,935	29,321,740
Virginia College Bldg Auth (Virginia Lease 21st Century College Prog) Series 2013A 5.00%, 2/01/28(g)	9,200	10,252,940
Virginia College Building Authority (Marymount University) Series 2015A 5.00%, 7/01/35-7/01/45(c)	4,310	4,400,044
Series 2015B 5.00%, 7/01/45(c)	4,000	4,067,040
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC) Series 2012 5.25%, 1/01/32	6,240	6,608,098

		71,923,077

Washington – 3.0%
King County Public Hospital District No. 4 Series 2015A 5.00%, 12/01/38(a)	5,700	5,369,913
Seattle WA Mun Light & Pwr Series 2011A 5.00%, 2/01/26(g)	7,500	7,937,925
Washington Health Care Facilities Authority (Catholic Health Initiatives) Series 2013A 5.25%, 1/01/40	3,355	3,562,741
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group) Series 2017B 5.00%, 7/01/33	2,835	3,165,618
Washington Health Care Facilities Authority (Providence St. Joseph Health Obligated Group) Series 2012A 5.00%, 10/01/42	4,200	4,522,350

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Washington Health Care Facilities Authority (Virginia Mason Medical Center Obligated Group) Series 2017 5.00%, 8/15/36-8/15/37	$9,800	$10,354,792
Washington Higher Education Facilities Authority (Whitworth University) Series 2012 5.25%, 10/01/46	3,250	3,387,475
Washington State Housing Finance Commission (Mirabella) Series 2012A 6.75%, 10/01/47(a)(c)	18,350	19,532,474
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016A 5.00%, 1/01/36-1/01/46(c)	6,625	6,857,600
Washington State Housing Finance Commission (Riverview Retirement Community Obligated Group) Series 2012 5.00%, 1/01/48	5,315	5,385,105
Washington State Housing Finance Commission (Rockwood Retirement Communities) Series 2014A 7.375%, 1/01/44(a)(c)	4,185	4,715,198

		74,791,191

West Virginia – 0.5%
West Virginia Economic Development Authority (Morgantown Energy Associates) Series 2016 2.875%, 12/15/26	5,160	4,947,718
West Virginia Hospital Finance Authority (West Virginia United Health System, Inc.) Series 2013A 5.50%, 6/01/44	7,050	7,627,113

		12,574,831

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin – 2.4%
Oneida Tribe of Indians of Wisconsin (Oneida Tribe of Indians of Wisconsin Sales Tax) Series 2011 6.50%, 2/01/31(c)	$435	$446,232
University of Wisconsin Hospitals & Clinics Series 2013A 5.00%, 4/01/38	6,485	6,995,369
Wisconsin Public Finance Authority (American Dream at Meadowlands Project) Series 2017 7.00%, 12/01/50(a)(c)	10,030	11,275,224
Wisconsin Public Finance Authority (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group) Series 2016 5.125%, 6/01/48(a)(c)	8,770	8,710,539
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016C 4.30%, 11/01/30(c)	5,090	5,144,565
Series 2016D 4.05%, 11/01/30(c)	1,780	1,758,409
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 5/01/47	1,000	1,046,760
Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC) Series 2018A-1 6.375%, 1/01/48(a)(c)	5,415	5,493,626
Wisconsin Public Finance Authority (Million Air Two LLC Obligated Group) Series 2017B 7.125%, 6/01/41(a)(c)	12,450	12,749,920
Wisconsin Public Finance Authority (Rose Villa) Series 2014A 5.75%, 11/15/44(a)(c)	1,100	1,153,482
6.00%, 11/15/49(a)(c)	1,500	1,588,155
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2015 5.875%, 4/01/45	1,740	1,828,288

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015A 5.00%, 9/01/38(c)	$1,725	$1,742,009

		59,932,578

Total Municipal Obligations (cost $2,528,319,844)		2,541,000,620

SHORT-TERM INVESTMENTS – 0.7%
Corporates – Investment Grade – 0.5%
Industrial – 0.5%
Texas Pellets, Inc./German Pellets Texas LLC 8.00%, 3/29/19(a)(l)(m) (cost $13,035,000)	13,035	13,035,000

	Shares
Investment Companies – 0.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 2.13%(n)(o)(p) (cost $5,192,462)	5,192,462	5,192,462

	Principal Amount (000)
U.S. Treasury Bills – 0.0%
U.S. Treasury Bill Zero Coupon, 12/06/18(k) (cost $499,913)	$500	499,911

Total Short-Term Investments (cost $18,727,375)		18,727,373

Total Investments – 101.8% (cost $2,547,047,219)		2,559,727,993
Other assets less liabilities – (1.8)%		(44,889,512)

Net Assets – 100.0%		$2,514,838,481

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

		Rate Type
Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD 150,000	10/05/23	3 Month LIBOR	3.126%	Quarterly/ Semi-Annual	$1,170,590	$—	$1,170,590
USD 163,290	10/09/38	3 Month LIBOR	3.285%	Quarterly/ Semi-Annual	3,422,929	—	3,422,929
USD 123,800	9/21/48	3.149%	3 Month LIBOR	Semi-Annual/ Quarterly	(222,895)	—	(222,895)

					$4,370,624	$—	$4,370,624

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2018	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	7.61%	USD	375	$(53,669)	$(38,345)	$(15,324)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.61	USD	2,483	(355,358)	(327,553)	(27,805)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.61	USD	3,850	(551,000)	(387,573)	(163,427)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.61	USD	10,000	(1,431,166)	(993,545)	(437,621)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.61	USD	206	(29,482)	(21,258)	(8,224)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.61	USD	2,558	(365,880)	(264,298)	(101,582)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.61	USD	5,054	(723,312)	(642,295)	(81,017)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.61	USD	165	(23,614)	(21,109)	(2,505)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.61	USD	8,351	(1,194,472)	(1,239,409)	44,937
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.61	USD	3,336	(477,437)	(325,965)	(151,472)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	7.61	USD	958	(137,105)	(125,849)	(11,256)

						$(5,342,495)	$(4,387,199)	$(955,296)

*	Termination date

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

INFLATION (CPI) SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	96,644	8/31/20	2.235%	CPI	#	Maturity	$(925,478)
Barclays Bank PLC	USD	96,643	9/04/20	2.248%	CPI	#	Maturity	(924,154)
Barclays Bank PLC	USD	110,634	9/20/20	2.263%	CPI	#	Maturity	(1,041,512)
Barclays Bank PLC	USD	115,781	10/15/20	2.208%	CPI	#	Maturity	(897,592)
Barclays Bank PLC	USD	56,656	10/15/20	2.210%	CPI	#	Maturity	(441,981)
Citibank, NA	USD	84,220	10/17/20	2.220%	CPI	#	Maturity	(662,373)
JPMorgan Chase Bank, NA	USD	99,053	8/30/20	2.210%	CPI	#	Maturity	(895,167)

								$(5,788,257)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(b)	When-Issued or delayed delivery security.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, the aggregate market value of these securities amounted to $296,876,976 or 11.8% of net assets.

(d)	Defaulted.

(e)	Non-income producing security.

(f)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011A-1 7.50%, 12/01/32	12/22/11	$3,795,000	$569,250	0.02%
California School Finance Authority (Tri-Valley Learning Corp.) Series 2012A 7.00%, 06/01/47	9/07/12	8,995,000	6,701,275	0.27%
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2015 12.00%, 01/01/22	7/10/15	5,000,000	4,838,750	0.19%
Jefferson Parish Hospital Service District No. 2 Series 2011 6.375%, 07/01/41	9/04/14	6,036,729	5,554,972	0.22%

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014A 8.375%, 07/01/39	7/31/14	$11,810,208	$170	0.00%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013B 10.50%, 07/01/39	11/22/13	5,203,615	73	0.00%
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012B 8.00%, 07/01/38	5/08/13	5,720,000	1,830,400	0.07%

(g)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note I).

(h)	Illiquid security.

(i)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(j)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2018 and the aggregate market value of this security amounted to $6,272,150 or 0.25% of net assets.

(k)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.

(l)	Fair valued by the Adviser.

(m)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.52% of net assets as of November 30, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Texas Pellets, Inc./German Pellets Texas LLC 8.00%, 3/29/19	1/12/18	$5,795,000	$5,795,000	0.23%
Texas Pellets, Inc./German Pellets Texas LLC 8.00%, 3/29/19	4/24/17	2,375,000	2,375,000	0.09%
Texas Pellets, Inc./German Pellets Texas LLC 8.00%, 3/29/19	6/15/16	2,260,000	2,260,000	0.09%
Texas Pellets, Inc./German Pellets Texas LLC 8.00%, 3/29/19	11/17/17	1,450,000	1,450,000	0.06%
Texas Pellets, Inc./German Pellets Texas LLC 8.00%, 3/29/19	7/13/17	1,155,000	1,155,000	0.05%

(n)	Affiliated investments.

(o)	The rate shown represents the 7-day yield as of period end.

(p)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2018, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 1.7% and 0.0%, respectively.

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

COP – Certificate of Participation

LIBOR – London Interbank Offered Rates

NATL – National Interstate Corporation

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

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PORTFOLIO OF INVESTMENTS

AB NATIONAL PORTFOLIO

November 30, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 98.2%
Long-Term Municipal Bonds – 95.0%
Alabama – 1.7%
County of Jefferson AL Series 2017 5.00%, 9/15/33	$1,000	$1,119,170
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016A 5.00%, 2/01/36	2,500	2,688,125
Jefferson County Board of Education/AL Series 2018 5.00%, 2/01/42	3,010	3,294,325
Water Works Board of the City of Birmingham (The) Series 2011 5.00%, 1/01/31 (Pre-refunded/ETM)	10,000	10,610,800
Series 2015A 5.00%, 1/01/33-1/01/34	4,390	4,862,322

		22,574,742

Arizona – 3.1%
Arizona Health Facilities Authority (HonorHealth) Series 2014A 5.00%, 12/01/33-12/01/34	12,615	13,829,929
Maricopa County Special Health Care District Series 2018C 5.00%, 7/01/34-7/01/36	14,800	16,763,674
Salt River Project Agricultural Improvement & Power District Series 2016A 5.00%, 1/01/34	5,000	5,740,250
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.25%, 12/01/23	3,685	4,108,186
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017A 6.00%, 10/01/37(a)(b)	1,200	1,278,516

		41,720,555

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California – 12.4%
Alameda Corridor Transportation Authority Series 2016B 5.00%, 10/01/35	$10,550	$11,563,960
Bay Area Toll Authority Series 2013S 5.00%, 4/01/31 (Pre-refunded/ETM)	5,560	6,282,133
California Econ Recovery Series 2009A 5.25%, 7/01/21 (Pre-refunded/ETM)	1,510	1,541,921
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 4/01/45	4,000	4,387,880
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 7/01/37(b)	5,795	5,982,179
California School Finance Authority (Equitas Academy Obligated Group) 5.00%, 6/01/41(a)(b)	3,090	3,139,131
California Statewide Communities Development Authority (Enloe Medical Center) Series 2008A 5.50%, 8/15/23	80	80,222
City of Los Angeles CA Wastewater System Revenue Series 2013A 5.00%, 6/01/33	9,310	10,337,452
City of Los Angeles Department of Airports Series 2009A 5.25%, 5/15/29	9,260	9,409,271
County of San Bernardino CA COP Series 2009A 5.25%, 8/01/26	1,910	1,950,416
Golden State Tobacco Securitization Corp. Series 2018A 5.00%, 6/01/47(a)	10,210	9,772,706
Los Angeles Department of Water Series 2013A 5.00%, 7/01/31	9,115	10,047,009
Series 2013B 5.00%, 7/01/32	1,900	2,114,529

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Los Angeles Department of Water & Power Power System Revenue Series 2013B 5.00%, 7/01/29-7/01/30	$15,630	$17,469,907
Manteca Unified School District (Manteca Unified School District CFD No. 89-1) NATL Series 2001 Zero Coupon, 9/01/31	11,910	7,117,892
Morongo Band of Mission Indians (The) Series 2018A 5.00%, 10/01/42(b)	4,500	4,566,015
Ontario Redevelopment Financing Authority NATL Series 1993 5.80%, 8/01/23 (Pre-refunded/ETM)(a)	1,000	1,090,060
Port of Los Angeles Series 2009C 5.25%, 8/01/24	17,205	17,591,940
Series 2014A 5.00%, 8/01/34	5,790	6,410,978
Sacramento Area Flood Control Agency Series 2016A 5.00%, 10/01/32-10/01/35	9,215	10,552,258
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport) Series 2010A 4.90%, 5/01/29	2,690	2,763,894
State of California Series 2013 5.00%, 11/01/29	8,000	8,940,000
Series 2017 5.00%, 8/01/35	2,000	2,273,960
Series 2018 5.00%, 10/01/47	6,000	6,658,620
University of California Series 2013A 5.00%, 5/15/30 (Pre-refunded/ETM)(a)	1,480	1,677,462
5.00%, 5/15/30	1,720	1,917,490

		165,639,285

Colorado – 1.2%
E-470 Public Highway Authority Series 2010C 5.25%, 9/01/25	2,900	3,036,996
5.375%, 9/01/26	3,600	3,775,788

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Park Creek Metropolitan District Series 2015A 5.00%, 12/01/34	$1,300	$1,430,117
PV Water & Sanitation Metropolitan District Series 2006 Zero Coupon, 12/15/17(a)(c)(d)(e)	3,122	655,620
Regional Transportation District (Denver Transit Partners LLC) Series 2010 6.00%, 1/15/41	2,400	2,475,312
Sterling Ranch Community Authority Board Series 2015A 5.50%, 12/01/35(a)	1,500	1,513,005
Series 2017A 5.00%, 12/01/38(a)	1,000	994,990
Three Springs Metropolitan District No. 3 Series 2010 7.75%, 12/01/39(a)	1,950	1,986,114

		15,867,942

Connecticut – 1.7%
State of Connecticut Series 2015B 5.00%, 6/15/32	7,175	7,771,529
Series 2015F 5.00%, 11/15/30-11/15/32	7,000	7,640,180
State of Connecticut Special Tax Revenue Series 2012 5.00%, 1/01/29	6,445	6,922,188

		22,333,897

Delaware – 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 9/01/46	550	576,933

District of Columbia – 1.5%
District of Columbia (District of Columbia Pers Income Tax) Series 2009B 5.25%, 12/01/26	9,600	9,904,800
District of Columbia Water & Sewer Authority Series 2016A 5.00%, 10/01/36	7,000	7,816,690

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Metropolitan Washington Airports Authority Series 2016A 5.00%, 10/01/35	$2,300	$2,545,318

		20,266,808

Florida – 3.8%
Bexley Community Development District Series 2016 4.70%, 5/01/36(a)	1,750	1,717,292
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2014 5.00%, 4/01/33	1,500	1,626,990
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 5.875%, 7/01/40(a)(b)	1,000	1,048,470
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center – Orlando) Series 2018A 7.50%, 6/01/48(a)(b)	1,090	1,104,660
County of Miami-Dade FL Aviation Revenue Series 2014A 5.00%, 10/01/33	1,700	1,846,948
Series 2015A 5.00%, 10/01/38	4,300	4,680,206
County of Miami-Dade FL Spl Tax Series 2012B 5.00%, 10/01/30-10/01/31	9,450	10,239,795
Florida Higher Educational Facilities Financial Authority (Nova Southeastern University, Inc.) Series 2016 5.00%, 4/01/32	1,125	1,234,935
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2016 5.00%, 6/01/36	2,190	2,332,854
Marshall Creek Community Development District Series 2016 6.32%, 5/01/45(a)	125	118,701

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2002 5.00%, 5/01/32(a)	$1,780	$1,706,041
Miami-Dade County Expressway Authority Series 2014B 5.00%, 7/01/31	3,750	4,125,975
Miami-Dade County Housing Finance Authority (Golden Associates Ltd.) Series 1997A 6.00%, 11/01/32	250	250,243
6.05%, 11/01/39	750	750,773
North Broward Hospital District Series 2017B 5.00%, 1/01/35	5,230	5,609,384
Orange County School Board COP Series 2016C 5.00%, 8/01/34	5,000	5,640,650
Sarasota County Health Facilities Authority (Village on the Isle) Series 2017A 5.00%, 1/01/42	1,100	1,123,408
South Florida Water Management District COP Series 2016 5.00%, 10/01/33	5,000	5,613,200

		50,770,525

Guam – 0.0%
Guam Department of Education COP Series 2010A 6.875%, 12/01/40	515	527,530

Hawaii – 1.5%
State of Hawaii Series 2015E 4.00%, 10/01/34	2,510	2,598,678
Series 2016F 4.00%, 10/01/31-10/01/34	16,815	17,559,646

		20,158,324

Illinois – 5.7%
Chicago Board of Education Series 2017D 5.00%, 12/01/31	1,800	1,839,222
Series 2017G 5.00%, 12/01/34	2,350	2,380,550

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2017H 5.00%, 12/01/46	$1,640	$1,606,118
City of Chicago IL (Chicago IL SA Lakeshore East) Series 2003 6.75%, 12/01/32(a)	1,377	1,383,734
Cook County Forest Preserve District Series 2012C 5.00%, 12/15/32	7,745	8,099,566
Illinois Finance Authority (Illinois Institute of Technology) Series 2006A 5.00%, 4/01/31	750	739,103
Illinois Finance Authority (Park Place of Elmhurst) Series 2016A 6.44%, 5/15/55(a)	3,345	2,994,856
Series 2016C 2.00%, 5/15/55(a)(c)(d)(f)	590	29,265
Illinois Sports Facilities Authority (The) AMBAC Series 2001 5.50%, 6/15/30	4,960	4,971,110
Illinois State Toll Highway Authority Series 2017A 5.00%, 1/01/42	15,000	16,484,400
Kane Cook & DuPage Counties School District No. U-46 Elgin Series 2015D 5.00%, 1/01/34-1/01/35	4,250	4,635,698
Metropolitan Pier & Exposition Authority Series 2012B 5.00%, 12/15/28	11,500	11,901,810
State of Illinois Series 2012 5.00%, 3/01/31	2,000	2,043,020
Series 2014 5.00%, 4/01/30-5/01/35	3,680	3,777,088
Series 2017D 5.00%, 11/01/28	8,700	9,172,758
Village of Pingree Grove IL Special Service Area No. 7 Series 2015A 4.50%, 3/01/25(a)	770	784,129
5.00%, 3/01/36(a)	2,323	2,361,422
Series 2015B 6.00%, 3/01/36(a)	758	790,306

		75,994,155

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Indiana – 1.7%
Indiana Finance Authority (CWA Authority, Inc.) Series 2014A 5.00%, 10/01/32-10/01/34	$12,320	$13,679,814
Indiana Finance Authority (WVB East End Partners LLC) Series 2013A 5.00%, 7/01/44	1,930	2,017,294
Indianapolis Local Public Improvement Bond Bank (Marion County Capital Improvement Board) Series 2011K 5.00%, 6/01/27	6,840	7,279,538

		22,976,646

Iowa – 0.6%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2013B 5.25%, 12/01/50	2,505	2,657,705
Xenia Rural Water District Series 2016 5.00%, 12/01/31-12/01/41	5,375	5,723,961

		8,381,666

Kentucky – 0.6%
Kentucky Economic Development Finance Authority (Louisville Arena Authority, Inc.) AGM Series 2017A 5.00%, 12/01/47	2,635	2,808,646
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/30-10/01/33	5,000	5,520,866

		8,329,512

Louisiana – 1.9%
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/33-10/01/44	7,290	7,977,912
Louisiana Public Facilities Authority Series 2016 5.00%, 5/15/34 (Pre-refunded/ETM)(a)	20	23,334

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Louisiana Public Facilities Authority (Ochsner Clinic Foundation) Series 2016 5.00%, 5/15/34	$1,730	$1,899,263
State of Louisiana Gasoline & Fuels Tax Revenue Series 2017C 5.00%, 5/01/34-5/01/36	13,120	14,939,024

		24,839,533

Maine – 0.4%
Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association) Series 2015 5.00%, 7/01/33	4,560	4,961,554

Maryland – 0.1%
Maryland Economic Development Corp. (Ports America Chesapeake LLC) Series 2017A 5.00%, 6/01/35	1,035	1,140,125

Massachusetts – 1.5%
Massachusetts Development Finance Agency Series 2010A 5.00%, 1/01/40 (Pre-refunded/ETM)(a)	1,820	1,880,315
5.00%, 1/01/40 (Pre-refunded/ETM)	180	185,965
5.50%, 1/01/30 (Pre-refunded/ETM)(a)	4,325	4,491,253
5.50%, 1/01/30 (Pre-refunded/ETM)	425	441,337
Massachusetts Development Finance Agency (Broad Institute, Inc. (The)) Series 2017 5.00%, 4/01/34	1,000	1,147,340
Massachusetts Development Finance Agency (Partners Healthcare System, Inc.) Series 2017S 5.00%, 7/01/33	1,725	1,962,119
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 7/01/36	2,385	2,588,464
Series 2017L 5.00%, 7/01/44	5,000	5,346,600

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Health & Educational Facilities Authority Series 2010C 5.375%, 7/01/35 (Pre-refunded/ETM)(a)	$2,245	$2,358,642

		20,402,035

Michigan – 3.7%
Detroit City School District Series 2012A 5.00%, 5/01/27-5/01/30	7,965	8,579,148
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2014D4 5.00%, 7/01/34	11,225	12,158,134
Michigan Finance Authority (MidMichigan Obligated Group) Series 2014 5.00%, 6/01/34	2,000	2,189,660
Michigan Finance Authority (Public Lighting Authority) Series 2014B 5.00%, 7/01/33	2,485	2,664,243
Michigan State Building Authority (Michigan State Building Authority Lease) Series 2015I 5.00%, 4/15/33	7,750	8,693,253
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group) Series 2013 7.00%, 12/01/30(a)(b)	5,715	6,350,108
Series 2016 7.50%, 12/01/25(a)(b)(g)	1,415	1,484,462
Plymouth Educational Center Charter School Series 2005 5.375%, 11/01/30(h)	2,000	1,359,940
Wayne State University Series 2009A 5.00%, 11/15/29 (Pre-refunded/ETM)(a)	3,790	3,897,939
5.00%, 11/15/29	1,425	1,461,167

		48,838,054

Minnesota – 0.8%
City of Minneapolis MN (Minneapolis Common Bond Fund) Series 20102A 6.00%, 12/01/40	3,000	3,217,350

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AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Housing & Redevelopment Authority of The City of St. Paul Minnesota Series 2015A 5.00%, 11/15/40 (Pre-refunded/ETM)(a)	$1,000	$1,160,590
Minnesota Higher Education Facilities Authority (St. Olaf College) Series 20158 5.00%, 12/01/30	1,000	1,134,700
University of Minnesota Series 2014B 4.00%, 1/01/31-1/01/34	4,500	4,699,980

		10,212,620

Mississippi – 1.2%
Mississippi Development Bank Series 2010D 5.25%, 8/01/27 (Pre-refunded/ETM)	15,000	15,805,950

Missouri – 0.4%
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2010 5.50%, 2/01/42	1,880	1,910,644
Joplin Industrial Development Authority (Freeman Health System) Series 2015 5.00%, 2/15/35	1,485	1,580,263
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2016 6.00%, 11/15/46(a)(b)	2,210	1,952,579

		5,443,486

Nebraska – 0.4%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2017A 5.00%, 9/01/28	2,620	2,934,557
Omaha Public Power District Series 2014A 5.00%, 2/01/32	2,775	3,062,684

		5,997,241

Nevada – 0.7%
City of Carson City NV (Carson Tahoe Regional Healthcare) Series 2017 5.00%, 9/01/42	1,965	2,106,185

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AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018C Zero Coupon, 7/01/58(a)(b)	$3,000	$321,810
County of Clark Department of Aviation (Las Vegas-McCarran International Airport) Series 2012B 5.00%, 7/01/29	6,070	6,553,415

		8,981,410

New Jersey – 6.5%
Hudson County Improvement Authority (County of Hudson NJ) Series 2016 5.00%, 5/01/33-5/01/34	7,935	8,927,198
Morris-Union Jointure Commission COP AGM Series 2013 5.00%, 8/01/25	2,055	2,247,677
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2016B 5.50%, 6/15/30	5,840	6,516,798
Series 2017B 5.00%, 11/01/20	5,000	5,235,250
Series 2017D 5.00%, 6/15/34-6/15/35	3,560	3,749,219
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/37	3,320	3,516,511
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/34	5,000	5,295,950
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 6/15/29	2,175	2,404,180
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018A 5.00%, 12/15/35	1,000	1,062,120

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Jersey Turnpike Authority Series 2014A 5.00%, 1/01/33	$4,750	$5,244,142
Series 2015E 5.00%, 1/01/33	11,000	12,166,440
Series 2016A 5.00%, 1/01/33	8,500	9,513,030
Series 2017A 5.00%, 1/01/34	5,000	5,632,950
Tobacco Settlement Financing Corp./NJ Series 2018B 5.00%, 6/01/46	10,000	10,012,700
Union County Utilities Authority (County of Union NJ Lease) Series 2011A 5.25%, 12/01/31	4,340	4,681,775

		86,205,940

New York – 12.3%
City of New York NY Series 2012G 5.00%, 4/01/29	9,550	10,303,686
Metropolitan Transportation Authority Series 2012F 5.00%, 11/15/27	1,680	1,819,138
Series 2013B 5.00%, 11/15/32 (Pre-refunded/ETM)	5,000	5,630,650
Series 2013E 5.00%, 11/15/32	5,000	5,427,750
Series 2016D 5.00%, 11/15/31	5,000	5,604,700
Series 2017C 5.00%, 11/15/33	5,500	6,205,870
Series 2018C 5.00%, 9/01/20	15,910	16,637,087
New York City Municipal Water Finance Authority Series 2014D 5.00%, 6/15/35	4,000	4,424,200
Series 2018FF 5.00%, 6/15/39	5,000	5,668,300
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018S 5.00%, 7/15/36	14,800	16,857,792

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York City Transitional Finance Authority Future Tax Secured Revenue Series 2012B 5.00%, 11/01/30	$15,015	$16,386,470
Series 2014B-1 5.00%, 8/01/32	4,000	4,459,600
Series 2014D-1 5.00%, 2/01/34	5,000	5,509,600
Series 2016B 5.00%, 8/01/32	10,000	11,359,000
Series 2017 5.00%, 2/01/36	2,500	2,809,300
New York Liberty Development Corp. (4 World Trade Center LLC) Series 2011 5.00%, 11/15/31	2,775	2,958,677
New York State Dormitory Authority Series 2012D 5.00%, 2/15/29 (Pre-refunded/ETM)(a)	705	765,602
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2012D 5.00%, 2/15/29	4,255	4,590,634
Series 2015E 5.00%, 3/15/34	11,000	12,318,790
5.25%, 3/15/33	2,000	2,286,020
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2016A 5.00%, 1/01/34	2,070	2,294,512
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2013A 5.00%, 3/15/43	5,000	5,423,800
Port Authority of New York & New Jersey Series 2014 5.00%, 9/01/30-9/01/31	13,750	15,103,513

		164,844,691

North Carolina – 0.4%
State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 3/01/30	5,000	5,619,600

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Ohio – 3.3%
City of Akron OH Series 2014 5.00%, 12/01/33 (Pre-refunded/ETM)	$4,250	$4,668,880
City of Akron OH (City of Akron OH Income Tax) Series 2012A 5.00%, 12/01/31	2,345	2,543,129
Columbus City School District Series 2016A 5.00%, 12/01/30-12/01/31	9,000	10,286,200
County of Cuyahoga/OH (MetroHealth System (The)) Series 2017 5.00%, 2/15/42	8,000	8,316,960
Franklin County Convention Facilities Authority (City of Columbus OH/Franklin County Lease) Series 2014 5.00%, 12/01/31	3,855	4,333,405
Kent State University Series 2012A 5.00%, 5/01/29	2,000	2,161,660
Ohio Air Quality Development Authority (FirstEnergy Generation LLC) Series 2009D 4.25%, 8/01/29(a)	1,985	1,925,450
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC) Series 2009A 4.375%, 6/01/33(a)	1,035	1,003,950
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC) Series 2016A 4.375%, 6/01/33(a)	1,090	1,057,300
Toledo-Lucas County Port Authority (CSX Transportation, Inc.) Series 1992 6.45%, 12/15/21	6,730	7,486,587

		43,783,521

Oklahoma – 0.1%
Tulsa Airports Improvement Trust BAM Series 2015A 5.00%, 6/01/35	1,000	1,070,520

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	Principal Amount (000)	U.S. $ Value

Oregon – 0.6%
Oregon State Lottery Series 2017A 5.00%, 4/01/34	$4,000	$4,591,680
Tri-County Metropolitan Transportation District of Oregon Series 2011A 5.00%, 10/01/27 (Pre-refunded/ETM)	3,000	3,238,200

		7,829,880

Pennsylvania – 3.6%
Altoona Area School District BAM Series 2018 5.00%, 12/01/48	1,000	1,076,890
Bensalem Township School District Series 2013 5.00%, 6/01/30	5,000	5,555,900
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/38-10/01/43	7,350	7,136,467
Montgomery County Industrial Development Authority/PA Series 2010 5.25%, 8/01/33 (Pre-refunded/ETM)(a)	4,715	4,964,376
Moon Industrial Development Authority (Baptist Home Society Obligated Group) Series 2015 6.00%, 7/01/45(a)	5,375	5,605,534
Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission Oil Franchise Tax) Series 2018B 5.00%, 12/01/38-12/01/39	4,500	4,969,110
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015A 6.375%, 6/01/40(a)	3,100	3,138,502
Philadelphia Authority for Industrial Development (LLPCS Foundation) Series 2005A 5.25%, 7/01/24(a)(c)(d)(f)	1,030	10,300

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Sports & Exhibition Authority of Pittsburgh and Allegheny County (Sports & Exhibition Authority of Pittsburgh and Allegheny County Sales Tax) AGM Series 2010 5.00%, 2/01/31	$6,925	$7,204,285
State Public School Building Authority (School District of Philadelphia (The)) Series 2012 5.00%, 4/01/30-4/01/31	6,500	6,813,330
Township of Lower Paxton PA Series 2014 5.00%, 4/01/31	1,685	1,875,961

		48,350,655

Puerto Rico – 0.5%
Puerto Rico Highway & Transportation Authority AGC Series 2007N 5.25%, 7/01/36	1,750	1,920,345
NATL Series 2005L 5.25%, 7/01/35	100	103,091
NATL Series 2007N 5.25%, 7/01/32	315	328,674
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP) Series 2000 6.625%, 6/01/26	3,940	3,836,575

		6,188,685

Rhode Island – 0.1%
Rhode Island Commerce Corp. (Providence Place Group LP) AGC Series 2000 6.125%, 7/01/20	1,480	1,486,009

South Carolina – 1.5%
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) 5.00%, 5/01/48(i)	1,000	1,064,850
South Carolina Public Service Authority Series 2016A 5.00%, 12/01/36	4,750	5,086,585
Series 2016B 5.00%, 12/01/36-12/01/56	12,775	13,481,690

		19,633,125

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	Principal Amount (000)	U.S. $ Value

South Dakota – 0.2%
South Dakota State Building Authority (South Dakota State Building Authority Lease) Series 2014A 5.00%, 6/01/34	$2,725	$3,023,197

Tennessee – 0.6%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/35(a)(b)	2,785	2,698,220
5.125%, 12/01/42(a)(b)	1,000	950,360
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Vanderbilt University Medical Center) Series 2016 5.00%, 7/01/35	4,325	4,707,892

		8,356,472

Texas – 13.7%
Arlington Higher Education Finance Corp. (Harmony Public Schools) Series 2016A 5.00%, 2/15/33	1,410	1,571,219
Arlington Higher Education Finance Corp. (Wayside Schools) Series 2016A 4.375%, 8/15/36	615	586,150
Bexar County Hospital District Series 2018 5.00%, 2/15/48	9,000	9,896,940
Central Texas Regional Mobility Authority Series 2016 5.00%, 1/01/32-1/01/34	4,250	4,614,082
Central Texas Turnpike System Series 2015C 5.00%, 8/15/34	10,000	10,709,500
City of El Paso TX Water & Sewer Revenue Series 2014 5.00%, 3/01/30	1,000	1,116,210
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 9/01/31	2,500	2,754,050

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	Principal Amount (000)	U.S. $ Value

City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2015B 5.00%, 7/15/30	$4,650	$5,012,932
Series 2018 5.00%, 7/15/28	1,300	1,451,229
City of Houston TX Combined Utility System Revenue Series 2016B 5.00%, 11/15/36	7,000	7,843,990
Series 2018D 5.00%, 11/15/35-11/15/38	11,570	13,219,294
City of San Antonio TX Electric & Gas Systems Revenue Series 2009A 5.25%, 2/01/24 (Pre-refunded/ETM)	3,260	3,277,637
Clifton Higher Education Finance Corp. (IDEA Public Schools) Series 2015 5.00%, 8/15/35-8/15/39	5,905	6,508,674
Series 2016A 5.00%, 8/15/38	1,855	2,044,080
Dallas/Fort Worth International Airport Series 2012F 5.00%, 11/01/28	13,680	14,245,258
Grand Parkway Transportation Corp. Series 2018A 5.00%, 10/01/35-10/01/36	17,860	20,311,434
Irving Hospital Authority Series 2017A 5.00%, 10/15/44	1,785	1,889,851
North East Texas Regional Mobility Authority Series 2016 5.00%, 1/01/46	3,330	3,506,057
North Texas Tollway Authority Series 2011D 5.00%, 9/01/30 (Pre-refunded/ETM)(a)	7,500	8,070,075
North Texas Tollway Authority (North Texas Tollway System) Series 2015A 5.00%, 1/01/34-1/01/35	15,585	17,105,361
Series 2015B 5.00%, 1/01/34	1,700	1,872,346
Series 2016A 5.00%, 1/01/36	1,000	1,104,120

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PORTFOLIO OF INVESTMENTS (continued)

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	Principal Amount (000)	U.S. $ Value

State of Texas Series 2017B 5.00%, 10/01/33	$13,585	$15,729,936
Tarrant County Cultural Education Facilities Finance Corp. Series 2010 8.125%, 11/15/44 (Pre-refunded/ETM)(a)	2,150	2,393,659
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.) Series 2007 5.50%, 11/15/22(a)(c)(d)(f)	2,210	1,745,900
Series 2015I 5.50%, 11/15/45(a)(c)(d)(f)	1,670	1,319,300
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015A 5.00%, 11/15/45	3,785	3,751,692
Series 2015B 5.00%, 11/15/36	1,850	1,855,328
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2009A 8.00%, 11/15/28(a)(c)	2,000	1,800,000
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 6/30/40	9,040	9,602,469
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	2,280	2,375,167
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Texas, Inc.) Series 2014A 5.00%, 8/15/32-8/15/34	3,330	3,665,176

		182,949,116

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Utah – 0.1%
Timber Lakes Water Special Service District Series 2011 8.125%, 6/15/31 (Pre-refunded/ETM)(a)	$695	$737,701

Virginia – 1.3%
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 3/01/45(a)(b)	1,415	1,432,801
Hampton Roads Transportation Accountability Commission Series 2018A 5.00%, 7/01/48	11,480	12,968,152
Stafford County Economic Development Authority (Mary Washington Healthcare Obligated Group) Series 2016 5.00%, 6/15/34	2,500	2,732,450

		17,133,403

Washington – 1.8%
Clark County Public Utility District No. 1 Series 2010 5.00%, 1/01/23 (Pre-refunded/ETM)(a)	6,155	6,349,006
5.00%, 1/01/23	6,480	6,672,003
Energy Northwest (Bonneville Power Administration) Series 2017A 5.00%, 7/01/34	5,440	6,220,694
FYI Properties (FYI Properties WA State Lease) Series 2009 5.00%, 6/01/27	615	622,964
5.25%, 6/01/26	4,000	4,057,240

		23,921,907

West Virginia – 0.5%
West Virginia Economic Development Authority Series 2010A 5.00%, 6/15/35 (Pre-refunded/ETM)	5,000	5,226,500
West Virginia Economic Development Authority (Morgantown Energy Associates) Series 2016 2.875%, 12/15/26	1,935	1,855,394

		7,081,894

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	Principal Amount (000)	U.S. $ Value

Wisconsin – 1.3%
Oneida Tribe of Indians of Wisconsin (Oneida Tribe of Indians of Wisconsin Sales Tax) Series 2011 6.50%, 2/01/31(b)	$2,465	$2,528,646
Wisconsin Health & Educational Facilities Authority Series 2012C 5.00%, 8/15/32 (Pre-refunded/ETM)(a)	2,300	2,529,126
Wisconsin Public Finance Authority (American Dream at Meadowlands Project) Series 2017 7.00%, 12/01/50(a)(b)	880	989,252
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016A 5.00%, 1/01/24(b)	3,395	3,641,239
Series 2016B 5.00%, 12/01/25(b)	1,795	1,958,327
Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC) Series 2018A-1 6.375%, 1/01/48(a)(b)	1,000	1,014,520
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.) Series 2015 5.50%, 3/01/45(b)	3,465	3,484,647
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2015 5.875%, 4/01/45	1,000	1,050,740

		17,196,497

Total Long-Term Municipal Bonds (cost $1,255,304,467)		1,268,153,341

Short-Term Municipal Notes – 3.2%
Massachusetts – 0.1%
Commonwealth of Massachusetts Series 2018B 4.00%, 5/23/19	1,000	1,010,330

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PORTFOLIO OF INVESTMENTS (continued)

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	Principal Amount (000)	U.S. $ Value

Texas – 3.1%
State of Texas Series 2018 4.00%, 8/29/19	$41,220	$41,839,124

Total Short-Term Municipal Notes (cost $42,891,278)		42,849,454

Total Investments – 98.2% (cost $1,298,195,745)		1,311,002,795
Other assets less liabilities – 1.8%		23,967,830

Net Assets – 100.0%		$1,334,970,625

INFLATION (CPI) SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	37,026	8/31/20	2.235%	CPI#	Maturity	$(354,567)
Barclays Bank PLC	USD	37,026	9/04/20	2.248%	CPI#	Maturity	(354,063)
Barclays Bank PLC	USD	43,106	9/20/20	2.263%	CPI#	Maturity	(405,801)
Barclays Bank PLC	USD	41,386	10/15/20	2.208%	CPI#	Maturity	(320,845)
Barclays Bank PLC	USD	22,074	10/15/20	2.210%	CPI#	Maturity	(172,202)
Citibank, NA	USD	30,100	10/17/20	2.220%	CPI#	Maturity	(236,730)
JPMorgan Chase Bank, NA	USD	37,948	8/30/20	2.210%	CPI#	Maturity	(342,946)

							$(2,187,154)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, the aggregate market value of these securities amounted to $45,925,942 or 3.4% of net assets.

(c)	Illiquid security.

(d)	Non-income producing security.

(e)	Defaulted matured security.

(f)	Defaulted.

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AB NATIONAL PORTFOLIO

(g)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(h)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Plymouth Educational Center Charter School Series 2005 5.375%, 11/01/30	11/30/05	$2,000,000	$1,359,940	0.10%

(i)	When-Issued or delayed delivery security.

As of November 30, 2018, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.4% and 0.1%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AMBAC – Ambac Assurance Corporation

BAM – Build American Mutual

CFD – Community Facilities District

COP – Certificate of Participation

ETM – Escrowed to Maturity

NATL – National Interstate Corporation

See notes to financial statements.

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PORTFOLIO OF INVESTMENTS

AB NEW YORK PORTFOLIO

November 30, 2018 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.3%
Long-Term Municipal Bonds – 99.3%
New York – 94.8%
Albany County Airport Authority AGM Series 2010A 5.00%, 12/15/25-12/15/26	$4,540	$4,727,435
Brookhaven Local Development Corp. (Jefferson’s Ferry) Series 2016 5.25%, 11/01/36	1,500	1,653,780
Buffalo & Fort Erie Public Bridge Authority Series 2017 5.00%, 1/01/42	2,250	2,485,553
Build NYC Resource Corp. (City University of New York (The)) Series 2014A 5.00%, 6/01/30-6/01/34	2,980	3,298,467
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/29	2,305	2,357,715
5.50%, 11/01/44	1,625	1,637,123
Build NYC Resource Corp. (YMCA of Greater New York) Series 2012 5.00%, 8/01/32	1,000	1,058,440
City of New York NY Series 2014A 5.00%, 8/01/31	2,000	2,244,280
Series 2014J 5.00%, 8/01/30	10,000	11,243,700
Series 2016A 5.00%, 8/01/37	5,000	5,581,600
Series 2016B 5.00%, 12/01/34	2,000	2,264,140
Series 2016C 5.00%, 8/01/32	5,000	5,646,550
City of Newburgh NY Series 2012A 5.25%, 6/15/28	1,065	1,148,773
5.50%, 6/15/32	1,320	1,418,749
County of Nassau NY Series 2016A 5.00%, 1/01/34-1/01/38	5,345	5,866,337
Series 2016C 5.00%, 4/01/34-4/01/36	10,420	11,458,173

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of Onondaga NY (Syracuse University) Series 2011 5.00%, 12/01/28-12/01/29	$2,135	$2,297,476
Dutchess County Local Development Corp. (Health QuestSystems Obligated Group) Series 2014A 5.00%, 7/01/44	4,175	4,475,349
Series 2016B 5.00%, 7/01/46	4,980	5,371,079
East Rochester Housing Authority (St. John’s Health Care Corp.) Series 2010A 5.00%, 4/20/27	2,550	2,678,750
Erie County Fiscal Stability Authority Series 2011C 5.00%, 12/01/28 (Pre-refunded/ETM)	7,260	7,900,477
Glen Cove Industrial Development Agency Series 1992B Zero Coupon, 10/15/19 (Pre-refunded/ETM)	11,745	11,549,798
Hempstead Town Local Development Corp. (Hofstra University) Series 2011 5.00%, 7/01/28	650	693,290
Hempstead Town Local Development Corp. (Molloy College) Series 2014 5.00%, 7/01/34-7/01/39	2,945	3,115,733
Hudson Yards Infrastructure Corp. Series 2017A 5.00%, 2/15/42	5,000	5,549,000
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2014 5.25%, 1/01/24(a)(b)	1,000	960,800
Long Island Power Authority Series 2012B 5.00%, 9/01/27	2,500	2,720,900
Series 2014A 5.00%, 9/01/35	1,000	1,103,610
Series 2016B 5.00%, 9/01/30-9/01/36	10,915	12,337,508
Series 2017 5.00%, 9/01/42	5,800	6,408,652

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Metropolitan Transportation Authority Series 2011D 5.00%, 11/15/29 (Pre-refunded/ETM)	$4,300	$4,673,799
Series 2012F 5.00%, 11/15/27	7,070	7,655,537
Series 2014B 5.00%, 11/15/44	12,000	12,817,920
Series 2017C 5.00%, 11/15/33	5,000	5,641,700
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax) Series 2016A 5.25%, 11/15/34-11/15/35	15,740	18,136,146
Monroe County Industrial Development Corp./NY (Rochester General Hospital (The)) Series 2017 5.00%, 12/01/34	1,150	1,276,719
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2014A 6.50%, 1/01/32(a)	1,590	1,655,603
Series 2014C 2.00%, 1/01/49(a)(c)(d)(e)	572	97,323
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital) Series 2012 5.00%, 7/01/31-7/01/37	6,195	6,610,330
New York City Municipal Water Finance Authority Series 2009FF 5.00%, 6/15/27	15,110	15,351,156
Series 2013BB 5.00%, 6/15/46	5,000	5,381,100
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2015S 5.00%, 7/15/35	5,160	5,742,048
Series 2018S 5.00%, 7/15/43	7,000	7,850,640
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2013I 5.00%, 5/01/32 (Pre-refunded/ETM)(a)	5	5,460
5.00%, 5/01/32-5/01/33	12,495	13,682,646

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2016F 5.00%, 2/01/32	$10,000	$11,286,300
New York City Trust for Cultural Resources (American Museum of Natural History (The)) Series 2014A 5.00%, 7/01/33	4,080	4,558,094
New York City Trust for Cultural Resources (Whitney Museum of American Art) Series 2011 5.00%, 7/01/31	9,675	10,189,129
New York Convention Center Development Corp. (New York Convention Center Development Corp. Hotel Occupancy Tax) Series 2015 5.00%, 11/15/34-11/15/35	15,220	17,045,261
New York Liberty Development Corp. (4 World Trade Center LLC) Series 2011 5.00%, 11/15/31	2,225	2,372,273
New York Power Authority NATL Series 2007C 5.00%, 11/15/19-11/15/21	3,680	3,699,453
New York State Dormitory Authority Series 2011A 5.00%, 7/01/28 (Pre-refunded/ETM)	6,690	7,196,433
New York State Dormitory Authority (Barnard College) Series 2015A 4.00%, 7/01/32	1,300	1,351,805
New York State Dormitory Authority (Cornell University) Series 2008B 5.00%, 7/01/27	4,925	5,157,608
Series 2008C 5.00%, 7/01/29	2,000	2,093,180
Series 2009A 5.00%, 7/01/25	2,465	2,508,606
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015A 5.00%, 7/01/31-7/01/33	6,000	6,678,960
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 8/01/32-8/01/35	5,465	6,081,083

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (Mount Sinai Hospitals Group, Inc.) Series 2010A 5.00%, 7/01/26	$6,795	$7,085,011
New York State Dormitory Authority (New School (The)) Series 2016A 5.00%, 7/01/35-7/01/36	5,815	6,444,992
New York State Dormitory Authority (New York University) Series 2016A 5.00%, 7/01/36	2,000	2,253,320
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2015A 5.00%, 5/01/33	5,000	5,520,800
New York State Dormitory Authority (NYU Langone Hospitals) Series 2014 5.00%, 7/01/31	1,000	1,111,290
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group) Series 2017 5.00%, 12/01/32-12/01/37(f)	4,000	4,321,080
New York State Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.) Series 2006 5.00%, 11/01/21	765	766,155
New York State Dormitory Authority (Pratt Institute) Series 2016 5.00%, 7/01/30	1,000	1,132,430
New York State Dormitory Authority (Rochester Institute of Technology) Series 2010 5.00%, 7/01/23-7/01/25	5,335	5,567,446
New York State Dormitory Authority (St. John’s University) Series 2015A 5.00%, 7/01/33-7/01/34	2,000	2,235,770
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2015E 5.00%, 3/15/34	4,000	4,479,560
Series 2017B 5.00%, 2/15/33	12,095	13,814,788

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (State University of New York Dormitory Fees) Series 2013A 5.25%, 7/01/30	$2,000	$2,242,780
Series 2017A 5.00%, 7/01/37	2,515	2,835,989
New York State Dormitory Authority (Teachers College) Series 2012 5.00%, 7/01/34	2,535	2,727,888
Series 2012A 5.00%, 7/01/31	1,200	1,295,136
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2010A 5.00%, 6/15/29	2,000	2,089,680
Series 2017E 5.00%, 6/15/42	2,100	2,361,870
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2014 5.00%, 1/01/31-1/01/32	15,000	16,716,200
Series 2016A 5.00%, 1/01/32	5,000	5,592,500
New York State Thruway Authority (State of New York Pers Income Tax) Series 2010A 5.00%, 3/15/28	5,000	5,259,150
New York Transportation Development Corp. (American Airlines, Inc.) Series 2016 5.00%, 8/01/21-8/01/31	9,440	9,762,411
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 1/01/36	5,000	5,408,900
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016A 4.00%, 7/01/32-7/01/33	4,250	4,306,808
5.00%, 7/01/34-7/01/46	5,490	5,817,160

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018A 4.75%, 11/01/42(f)	$5,000	$4,792,900
Niagara Frontier Transportation Authority AGM Series 2004A-1 4.649%, 4/01/24(g)	50	50,000
Onondaga Civic Development Corp. Series 2012 5.00%, 7/01/42 (Pre-refunded/ETM)(a)	2,610	2,871,235
Onondaga County Industrial Development Agency (Bristol-Myers Squibb Co.) Series 1994 5.75%, 3/01/24	4,000	4,544,200
Orange County Funding Corp. (The Hamlet at Wallkill) Series 2013 6.50%, 1/01/46(a)	2,175	2,223,894
Port Authority of New York & New Jersey Series 2010 5.00%, 7/15/31	13,000	13,569,530
Series 2013178 5.00%, 12/01/31	5,000	5,457,950
Series 2014 5.00%, 9/01/31	5,000	5,482,150
Port Authority of New York & New Jersey (JFK International Air Terminal LLC) NATL Series 1997 5.75%, 12/01/22	5,605	5,813,786
Schenectady County Capital Resource Corp. (Trustees of Union College) Series 2017 5.00%, 1/01/40	2,600	2,877,992
Suffolk County Economic Development Corp. Series 2011 5.00%, 7/01/28 (Pre-refunded/ETM)(a)	875	940,091
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2011 5.00%, 7/01/28	5,115	5,421,644
Series 2014C 5.00%, 7/01/31	2,500	2,692,600

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.) Series 2010 5.875%, 12/01/30	$2,340	$2,470,057
Triborough Bridge & Tunnel Authority Series 2011A 5.00%, 1/01/28 (Pre-refunded/ETM)	5,000	5,452,950
Series 2013C 5.00%, 11/15/32	5,000	5,516,300
Series 2017B 5.00%, 11/15/36	3,000	3,396,870
Series 2018 5.00%, 11/15/43	5,000	5,650,350
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2010A 5.00%, 9/01/30	3,000	3,119,610
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 9/15/37(a)	1,515	1,395,209
5.25%, 9/15/42-9/15/53(a)	875	803,897
Utility Debt Securitization Authority Series 2013T 5.00%, 12/15/31	10,000	11,134,800
Westchester County Healthcare Corp./NY Series 2010B 6.00%, 11/01/30 (Pre-refunded/ETM)(a)	870	935,328
Westchester County Healthcare Corp./NY (Westchester County Health Care Corp. Obligated Group) Series 2010B 6.00%, 11/01/30	130	138,135
Westchester County Local Development Corp. (Kendal on Hudson) Series 2013 5.00%, 1/01/34	1,800	1,879,398
Westchester County Local Development Corp. (Purchase Housing Corp. II) Series 2017 5.00%, 6/01/42-6/01/47	2,000	2,159,240
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group) Series 2016 5.00%, 11/01/46	6,825	7,152,259

		547,141,038

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Florida – 0.2%
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center – Orlando) Series 2018A 7.50%, 6/01/48(a)(f)	$235	$238,161
Marshall Creek Community Development District Series 2016 6.32%, 5/01/45(a)	45	42,732
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2002 5.00%, 5/01/32(a)	655	627,785

		908,678

Guam – 1.5%
Guam Government Waterworks Authority Series 2016 5.00%, 1/01/46	1,275	1,323,093
Series 2017 5.00%, 7/01/34-7/01/40	2,475	2,615,816
Guam Power Authority Series 2017A 5.00%, 10/01/36-10/01/38	4,430	4,707,840

		8,646,749

Illinois – 0.3%
Chicago Board of Education Series 2018A 5.00%, 12/01/31	1,710	1,750,527

Ohio – 0.3%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC) Series 2016A 4.375%, 6/01/33(a)	1,500	1,455,000

Puerto Rico – 0.9%
Puerto Rico Highway & Transportation Authority AGC Series 2007N 5.25%, 7/01/36	750	823,005
NATL Series 2007N 5.25%, 7/01/32	135	140,860

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog) Series 2003 5.00%, 12/01/20	$1,795	$1,864,377
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP) Series 2000 6.625%, 6/01/26	1,715	1,669,981
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Sistema Universitario Ana G Mendez Incorporado) Series 2012 5.125%, 4/01/32	1,000	947,500

		5,445,723

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/35(a)(f)	820	794,449

Texas – 1.2%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/31(f)	1,455	1,473,508
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC) Series 2010 7.00%, 6/30/40	2,700	2,867,994
7.50%, 6/30/32	1,225	1,313,506
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC) Series 2009 6.875%, 12/31/39	1,350	1,406,349

		7,061,357

Total Investments – 99.3% (cost $564,603,859)		573,203,521
Other assets less liabilities – 0.7%		3,883,740

Net Assets – 100.0%		$577,087,261

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

INFLATION (CPI) SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	16,172	8/31/20	2.235%	CPI	#	Maturity	$(154,866)
Barclays Bank PLC	USD	16,173	9/04/20	2.248%	CPI	#	Maturity	(154,655)
Barclays Bank PLC	USD	18,359	9/20/20	2.263%	CPI	#	Maturity	(172,832)
Barclays Bank PLC	USD	16,956	10/15/20	2.208%	CPI	#	Maturity	(131,451)
Barclays Bank PLC	USD	9,401	10/15/20	2.210%	CPI	#	Maturity	(73,339)
Citibank, NA	USD	12,330	10/17/20	2.220%	CPI	#	Maturity	(96,973)
JPMorgan Chase Bank, NA	USD	16,575	8/30/20	2.210%	CPI	#	Maturity	(149,792)

								$(933,908)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

(a)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.17% of net assets as of November 30, 2018, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2014 5.25%, 1/01/24	11/13/14	$1,000,000	$960,800	0.17%

(c)	Illiquid security.

(d)	Defaulted.

(e)	Non-income producing security.

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, the aggregate market value of these securities amounted to $11,620,098 or 2.0% of net assets.

(g)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of November 30, 2018 and the aggregate market value of this security amounted to $50,000 or 0.01% of net assets.

As of November 30, 2018, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.7% and 0.0%, respectively.

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

ETM – Escrowed to Maturity

NATL – National Interstate Corporation

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES

November 30, 2018 (unaudited)

	AB California		AB High Income Municipal
Assets
Investments in securities, at value
Unaffiliated issuers (cost $686,982,984 and $2,541,854,757, respectively)	$707,172,681		$2,554,535,531
Affiliated issuers (cost $35,047 and $5,192,462, respectively)	35,047		5,192,462
Cash collateral due from broker	860,000		14,974,941
Interest receivable	7,602,501		44,321,284
Receivable for capital stock sold	1,091,408		5,810,329
Affiliated dividends receivable	675		879
Receivable for investment securities sold	– 0	–	731,489

Total assets	716,762,312		2,625,566,915

Liabilities
Due to custodian	– 0	–	390,000
Payable for capital stock redeemed	2,907,723		7,121,780
Unrealized depreciation on inflation swaps	1,176,774		5,788,257
Dividends payable	476,538		2,083,981
Advisory fee payable	257,191		1,094,149
Distribution fee payable	134,471		390,463
Administrative fee payable	13,332		12,721
Transfer Agent fee payable	5,770		18,038
Directors’ fees payable	190		227
Payable for investment securities purchased	– 0	–	7,327,228
Market value on credit default swaps (net premiums received $4,387,199)	– 0	–	5,342,495
Payable for floating rate notes issued(a)	– 0	–	80,225,000
Cash collateral due to broker	– 0	–	390,000
Payable for variation margin on centrally cleared swaps	– 0	–	51,785
Other liabilities	– 0	–	145,650
Accrued expenses	130,483		346,660

Total liabilities	5,102,472		110,728,434

Net Assets	$711,659,840		$2,514,838,481

Composition of Net Assets
Capital stock, at par	$65,659		$226,331
Additional paid-in capital	696,715,094		2,503,500,629
Distributable earnings	14,879,087		11,111,521

	$711,659,840		$2,514,838,481

(a)	Represents short-term floating rate certificates issued by tender option bond trusts (see Note I).

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—81,200,000,000 shares of capital stock authorized, $.001 par value (see Note E)

AB California Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$438,663,307	40,470,791	$10.84	*

Class B	$34,900	3,219	$10.84

Class C	$43,414,560	4,006,597	$10.84

Advisor Class	$229,547,073	21,178,024	$10.84

AB High Income Municipal Portfolio

Class A	$704,329,877	63,360,051	$11.12	*

Class C	$267,609,374	24,086,526	$11.11

Advisor Class	$1,542,889,345	138,883,166	$11.11

Class Z	$9,885	889	$11.11

*	The maximum offering price per share for Class A of AB California Portfolio and AB High Income Municipal Portfolio were $11.18 and $11.46, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

	AB National		AB New York
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,298,195,745 and $564,603,859, respectively)	$1,311,002,795		$573,203,521
Cash	5,805,054		– 0	–
Cash collateral due from broker	1,630,000		270,000
Interest receivable	18,575,005		8,342,591
Receivable for capital stock sold	5,572,639		227,970
Receivable for investment securities sold	242,000		1,215,000
Affiliated dividends receivable	– 0	–	150

Total assets	1,342,827,493		583,259,232

Liabilities
Due to custodian	– 0	–	3,771,468
Payable for capital stock redeemed	3,148,381		777,674
Unrealized depreciation on inflation swaps	2,187,154		933,908
Payable for investment securities purchased	1,048,120		– 0	–
Dividends payable	527,960		198,608
Advisory fee payable	487,404		198,666
Distribution fee payable	189,644		135,030
Transfer Agent fee payable	13,387		6,309
Administrative fee payable	12,518		12,866
Directors’ fees payable	227		190
Accrued expenses	242,073		137,252

Total liabilities	7,856,868		6,171,971

Net Assets	$1,334,970,625		$577,087,261

Composition of Net Assets
Capital stock, at par	$133,750		$59,807
Additional paid-in capital	1,352,012,598		586,005,415
Accumulated loss	(17,175,723)		(8,977,961)

	$1,334,970,625		$577,087,261

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—81,200,000,000 shares of capital stock authorized, $.001 par value (see Note E)

AB National Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$539,523,193	54,053,052	$9.98	*

Class B	$146,872	14,732	$9.97

Class C	$79,985,429	8,023,104	$9.97

Advisor Class	$715,315,131	71,659,334	$9.98

AB New York Portfolio

Class A	$407,139,474	42,193,714	$9.65	*

Class B	$403,355	41,857	$9.64

Class C	$52,299,651	5,423,559	$9.64

Advisor Class	$117,244,781	12,147,584	$9.65

*	The maximum offering price per share for Class A of AB National Portfolio and AB New York Portfolio were $10.29 and $9.95, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

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STATEMENT OF OPERATIONS

Six Months Ended November 30, 2018 (unaudited)

	AB California		AB High Income Municipal
Investment Income
Interest	$14,924,720		$62,024,153
Dividends – Affiliated issuers	47,161		45,076

Total income	14,971,881		62,069,229

Expenses
Advisory fee (see Note B)	1,633,455		6,605,328
Distribution fee – Class A	577,915		931,753
Distribution fee – Class B	181		– 0	–
Distribution fee – Class C	236,041		1,420,492
Transfer agency – Class A	55,178		122,084
Transfer agency – Class B	15		– 0	–
Transfer agency – Class C	5,760		46,871
Transfer agency – Advisor Class	26,163		265,957
Transfer agency – Class Z	– 0	–	1
Custodian	79,403		134,463
Administrative	34,267		34,312
Audit and tax	26,513		31,773
Printing	18,190		43,205
Legal	17,867		18,656
Registration fees	14,963		54,506
Directors’ fees	12,614		12,651
Miscellaneous	23,397		37,835

Total expenses before interest expense	2,761,922		9,759,887
Interest expense	– 0	–	898,026

Total expenses	2,761,922		10,657,913
Less: expenses waived and reimbursed by the Adviser (see Note B)	(125,586)		(95,863)

Net expenses	2,636,336		10,562,050

Net investment income	12,335,545		51,507,179

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	1,275,111		2,446,664
Swaps	– 0	–	(1,472,854)
Net change in unrealized appreciation/depreciation of:
Investments	(14,559,522)		(60,503,992)
Swaps	(1,176,774)		(3,892,765)

Net loss on investment transactions	(14,461,185)		(63,422,947)

Net Decrease in Net Assets from Operations	$(2,125,640)		$(11,915,768)

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

	AB National	AB New York
Investment Income
Interest	$24,492,783	$11,064,277
Dividends – Affiliated issuers	204,093	6,601

Total income	24,696,876	11,070,878

Expenses
Advisory fee (see Note B)	3,066,776	1,340,238
Distribution fee – Class A	711,667	525,962
Distribution fee – Class B	845	2,222
Distribution fee – Class C	430,713	286,243
Transfer agency – Class A	117,534	75,084
Transfer agency – Class B	78	83
Transfer agency – Class C	18,554	10,358
Transfer agency – Advisor Class	145,798	20,904
Custodian	106,568	71,113
Registration fees	61,402	13,950
Printing	37,319	20,231
Administrative	33,174	34,458
Audit and tax	27,688	27,688
Directors’ fees	12,651	12,614
Legal	7,742	17,865
Miscellaneous	19,235	18,799

Total expenses	4,797,744	2,477,812
Less: expenses waived and reimbursed by the Adviser (see Note B)	(255,991)	(166,620)

Net expenses	4,541,753	2,311,192

Net investment income	20,155,123	8,759,686

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	1,110,190	337,200
Swaps	14	(48)
Net change in unrealized appreciation/depreciation of:
Investments	(21,419,489)	(9,722,950)
Swaps	(2,187,154)	(933,908)

Net loss on investment transactions	(22,496,439)	(10,319,706)

Net Decrease in Net Assets from Operations	$(2,341,316)	$(1,560,020)

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	AB California
	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$12,335,545	$23,334,582
Net realized gain (loss) on investment transactions	1,275,111	(2,163,088)
Net change in unrealized appreciation/depreciation of investments	(15,736,296)	(10,576,774)

Net increase (decrease) in net assets from operations	(2,125,640)	10,594,720
Distributions to Shareholders
Class A	(7,798,296)	(15,650,010)
Class B	(477)	(1,245)
Class C	(619,292)	(1,338,948)
Advisor Class	(3,917,483)	(6,047,893)
Capital Stock Transactions
Net increase	26,925,655	16,028,146

Total increase	12,464,467	3,584,770
Net Assets
Beginning of period	699,195,373	695,610,603

End of period	$711,659,840	$699,195,373

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB High Income Municipal
	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$51,507,179	$103,663,911
Net realized gain on investment transactions	973,810	26,844,269
Net change in unrealized appreciation/depreciation of investments	(64,396,757)	(17,192,511)

Net increase (decrease) in net assets from operations	(11,915,768)	113,315,669
Distributions to Shareholders
Class A	(14,415,591)	(30,461,971)
Class C	(4,433,404)	(9,819,753)
Advisor Class	(33,452,955)	(63,729,112)
Class Z(a)	(71)	– 0	–
Capital Stock Transactions
Net increase (decrease)	(60,441,129)	148,166,443

Total increase (decrease)	(124,658,918)	157,471,276
Net Assets
Beginning of period	2,639,497,399	2,482,026,123

End of period	$2,514,838,481	$2,639,497,399

(a)	Commenced distribution on October 1, 2018.

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB National
	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$20,155,123	$37,985,671
Net realized gain (loss) on investment transactions	1,110,204	(117,971)
Net change in unrealized appreciation/depreciation of investments	(23,606,643)	(19,227,186)

Net increase (decrease) in net assets from operations	(2,341,316)	18,640,514
Distributions to Shareholders
Class A	(8,187,084)	(17,810,996)
Class B	(1,797)	(5,968)
Class C	(917,717)	(2,174,827)
Advisor Class	(11,048,403)	(17,993,877)
Capital Stock Transactions
Net increase	24,796,938	123,374,549

Total increase	2,300,621	104,029,395
Net Assets
Beginning of period	1,332,670,004	1,228,640,609

End of period	$1,334,970,625	$1,332,670,004

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB New York
	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018
Increase (Decrease) in Net Assets from Operations
Net investment income	$8,759,686	$16,885,666
Net realized gain on investment transactions	337,152	805,949
Net change in unrealized appreciation/depreciation of investments	(10,656,858)	(12,611,468)

Net increase (decrease) in net assets from operations	(1,560,020)	5,080,147
Distributions to Shareholders
Class A	(6,237,289)	(12,470,907)
Class B	(4,921)	(16,124)
Class C	(633,985)	(1,395,477)
Advisor Class	(1,883,491)	(2,996,737)
Capital Stock Transactions
Net increase (decrease)	(13,628,199)	15,710,987

Total increase (decrease)	(23,947,905)	3,911,889
Net Assets
Beginning of period	601,035,166	597,123,277

End of period	$577,087,261	$601,035,166

See notes to financial statements.

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STATEMENT OF CASH FLOWS

For the six months ended November 30, 2018 (unaudited)

	AB High Income Municipal*
Cash flows from operating activities
Net decrease in net assets from operations		$(11,915,768)
Reconciliation of net decrease in net assets from operations to net increase in cash from operating activities
Purchases of long-term investments	$(249,336,516)
Purchases of short-term investments	(145,421,235)
Proceeds from disposition of long-term investments	323,121,708
Proceeds from disposition of short-term investments	146,713,267
Net realized gain on investment transactions	(973,810)
Net change in unrealized appreciation/depreciation on investment transactions	64,396,757
Net accretion of bond discount and amortization of bond premium	5,207,739
Decrease in receivable for investments sold	1,373,823
Decrease in interest receivable	357,073
Decrease in affiliated dividends receivable	12,766
Increase in cash collateral due from broker	(13,842,941)
Decrease in payable for investments purchased	(10,996,408)
Increase in cash collateral due to broker	390,000
Increase in advisory fee payable	34,016
Increase in administrative fee payable	1,312
Decrease in Transfer Agent fee payable	(5,464)
Decrease in distribution fee payable	(15,683)
Increase in directors’ fee payable	227
Decrease in other liabilities	(40,300)
Increase in accrued expenses	148,921
Proceeds on swaps, net	3,466,733
Proceeds for exchange-traded derivatives settlements	1,118,907

Total adjustments		125,710,892

Net cash provided by (used in) operating activities		113,795,124

See notes to financial statements.

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STATEMENT OF CASH FLOWS (continued)

	AB High Income Municipal*
Cash flows from financing activities
Redemptions of capital stock, net	$(92,830,602)
Increase in due to custodian	390,000
Cash dividends paid (net of dividend reinvestments)†	(21,602,114)

Net cash provided by (used in) financing activities		$(114,042,716)

Net decrease in cash		(247,592)
Cash at beginning of period		247,592

Cash at end of period		$—

Supplemental disclosure of cash flow information
† Reinvestment of dividends	$30,720,807
Interest expense paid during the period	$898,026

*	In accordance with U.S. GAAP, the Portfolios has included a Statement of Cash Flows as a result of its substantial investments in floating rate notes and Level 3 securities throughout the period.

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

November 30, 2018 (unaudited)

NOTE A

Significant Accounting Policies

AB Municipal Income Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of the diversified AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio (the “Portfolios”). Each series is considered to be a separate entity for financial reporting and tax purposes. The AB California Portfolio, AB National Portfolio and AB New York Portfolio offer Class A, Class B, Class C and Advisor Class shares. The AB High Income Municipal Portfolio offers Class A, Class C, Advisor Class and Class Z shares. Effective September 28, 2018, AB High Income Municipal Portfolio commenced offering Class Z shares. Class T shares have been authorized but currently are not offered. Class Z shares have been authorized but currently are not being offered for AB California Portfolio, AB National Portfolio and AB New York Portfolio. Class A shares are sold with a front-end sales charge of up to 3% for purchases up to $500,000; purchases of $500,000 or more are not subject to a sales charge. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to 0% depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Portfolios to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB mutual fund, (ii) for purposes of dividend reinvestment, (iii) through the Portfolios’ Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective April 10, 2017, Class C shares will automatically convert to Class A shares ten years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All five classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the

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NOTES TO FINANCIAL STATEMENTS (continued)

financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, AllianceBernstein L.P. (the “Adviser”) will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major

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NOTES TO FINANCIAL STATEMENTS (continued)

broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

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•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of November 30, 2018:

The Adviser established the Committee to oversee the pricing and valuation of all securities held in the Portfolios. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

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NOTES TO FINANCIAL STATEMENTS (continued)

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB California Portfolio	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds:
California	$	– 0	–	$603,589,617		$81,650,512		$685,240,129
Florida		– 0	–	– 0	–	288,833		288,833
Ohio		– 0	–	– 0	–	1,649,000		1,649,000
Tennessee		– 0	–	– 0	–	978,528		978,528
Other		– 0	–	19,016,191		– 0	–	19,016,191
Short-Term Investments		35,047		– 0	–	– 0	–	35,047

Total Investments in Securities		35,047		622,605,808		84,566,873		707,207,728
Other Financial Instruments(a):
Assets		– 0	–	– 0	–	– 0	–	– 0	–
Liabilities:
Inflation (CPI) Swaps		– 0	–	(1,176,774)		– 0	–	(1,176,774)

Total(b)		$35,047		$621,429,034		$84,566,873		$706,030,954

AB High Income Municipal Portfolio	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds:
Arizona	$	– 0	–	$16,765,156		$13,325,802		$30,090,958
California		– 0	–	96,428,444		54,976,225		151,404,669
Colorado		– 0	–	12,432,932		19,159,610		31,592,542
Florida		– 0	–	111,999,451		20,441,393		132,440,844
Illinois		– 0	–	298,688,886		59,995,593		358,684,479
Indiana		– 0	–	40,267,203		2,028,240		42,295,443
Kansas		– 0	–	8,179,050		636,727		8,815,777
Kentucky		– 0	–	25,559,050		21,188,849		46,747,899

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AB High Income Municipal Portfolio	Level 1			Level 2		Level 3		Total
Assets:
Louisiana	$	– 0	–	$29,438,008		$13,042,205		$42,480,213
Maryland		– 0	–	8,562,598		4,478,220		13,040,818
Massachusetts		– 0	–	38,545,016		17,528,353		56,073,369
Michigan		– 0	–	82,033,964		28,854,024		110,887,988
Minnesota		– 0	–	– 0	–	4,104,882		4,104,882
Missouri		– 0	–	22,805,125		4,664,448		27,469,573
Nevada		– 0	–	3,191,370		2,536,298		5,727,668
New York		– 0	–	173,417,105		35,171,604		208,588,709
North Carolina		– 0	–	1,091,560		3,965,120		5,056,680
Ohio		– 0	–	68,657,240		49,837,942		118,495,182
Oklahoma		– 0	–	– 0	–	4,108,546		4,108,546
Oregon		– 0	–	11,239,050		8,770,731		20,009,781
Pennsylvania		– 0	–	67,020,403		47,226,680		114,247,083
Puerto Rico		– 0	–	92,124,629		5,929,853		98,054,482
Tennessee		– 0	–	7,695,646		34,337,860		42,033,506
Texas		– 0	–	167,934,323		54,725,210		222,659,533
Utah		– 0	–	4,823,837		3,502,752		8,326,589
Vermont		– 0	–	– 0	–	3,195,015		3,195,015
Virginia		– 0	–	65,338,772		6,584,305		71,923,077
Washington		– 0	–	45,173,606		29,617,585		74,791,191
Wisconsin		– 0	–	18,961,632		40,970,946		59,932,578
Other		– 0	–	427,721,546		– 0	–	427,721,546
Short-Term Investments:
Corporates – Investment Grade		– 0	–	– 0	–	13,035,000		13,035,000
Investment Companies		5,192,462		– 0	–	– 0	–	5,192,462
U.S. Treasury Bills		– 0	–	499,911		– 0	–	499,911
Liabilities:
Floating Rate Notes(c)		(80,225,000)		– 0	–	– 0	–	(80,225,000)

Total Investments in Securities		(75,032,538)		1,946,595,513		607,940,018		2,479,502,993
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	4,593,519		– 0	–	4,593,519	(d)
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(222,895)		– 0	–	(222,895	)(d)
Credit Default Swaps		– 0	–	(5,342,495)		– 0	–	(5,342,495)
Inflation (CPI) Swaps		– 0	–	(5,788,257)		– 0	–	(5,788,257)

Total(e)		$(75,032,538)		$1,939,835,385		$607,940,018		$2,472,742,865

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AB National Portfolio	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,157,584,895		$110,568,446		$1,268,153,341
Short-Term Municipal Notes		– 0	–	42,849,454		– 0	–	42,849,454

Total Investments in Securities		– 0	–	1,200,434,349		110,568,446		1,311,002,795
Other Financial Instruments(a):
Assets:		– 0	–	– 0	–	– 0	–	– 0	–
Liabilities:
Inflation (CPI) Swaps		– 0	–	(2,187,154)		– 0	–	(2,187,154)

Total(e)	$	– 0	–	$1,198,247,195		$110,568,446		$1,308,815,641

AB New York Portfolio	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$558,156,554		$15,046,967		$573,203,521

Total Investments in Securities		– 0	–	558,156,554		15,046,967		573,203,521
Other Financial Instruments(a):
Assets:		– 0	–	– 0	–	– 0	–	– 0	–
Liabilities:
Inflation (CPI) Swaps		– 0	–	(933,908)		– 0	–	(933,908)

Total(b)	$	– 0	–	$557,222,646		$15,046,967		$572,269,613

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)	There were no transfers between any levels during the reporting period.

(c)	The Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

(d)

Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Centrally cleared swaps with upfront premiums are presented here at market value.

(e)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

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The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

AB California Portfolio	Long-Term Municipal Bonds		Total
Balance as of 5/31/18	$65,668,241		$65,668,241
Accrued discounts/(premiums)	(220,902)		(220,902)
Realized gain (loss)	14,265		14,265
Change in unrealized appreciation/depreciation	(1,935,312)		(1,935,312)
Purchases	29,268,209		29,268,209
Sales	(8,227,628)		(8,227,628)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 11/30/18	$84,566,873		$84,566,873

Net change in unrealized appreciation/depreciation from investments held as of 11/30/18(a)	$(1,882,898)		$(1,882,898)

AB High Income Municipal Portfolio	Long-Term Municipal Bonds		Corporates - Investment Grade			Total
Balance as of 5/31/18	$602,102,371			$13,035,000		$615,137,371
Accrued discounts/(premiums)	(87,477)			– 0	–	(87,477)
Realized gain (loss)	2,531,494			– 0	–	2,531,494
Change in unrealized appreciation/depreciation	(17,417,255)			– 0	–	(17,417,255)
Purchases	69,649,391			– 0	–	69,649,391
Sales	(71,154,352)			– 0	–	(71,154,352)
Transfers in to Level 3	9,280,846			– 0	–	9,280,846	(b)
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 11/30/18	$594,905,018			$13,035,000		$607,940,018

Net change in unrealized appreciation/depreciation from investments held as of 11/30/18(a)	$(15,918,199)		$	– 0	–	$(15,918,199)

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NOTES TO FINANCIAL STATEMENTS (continued)

AB National Portfolio	Long-Term Municipal Bonds		Total
Balance as of 5/31/18	$93,656,895		$93,656,895
Accrued discounts/(premiums)	(138,142)		(138,142)
Realized gain (loss)	1,041,751		1,041,751
Change in unrealized appreciation/depreciation	(3,188,979)		(3,188,979)
Purchases	26,099,137		26,099,137
Sales	(14,345,458)		(14,345,458)
Transfers in to Level 3	7,443,242		7,443,242	(b)
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 11/30/18	$110,568,446		$110,568,446

Net change in unrealized appreciation/depreciation from investments held as of 11/30/18(a)	$(2,732,237)		$(2,732,237)

AB New York Portfolio	Long-Term Municipal Bonds		Total
Balance as of 5/31/18	$20,684,976		$20,684,976
Accrued discounts/(premiums)	(6,343)		(6,343)
Realized gain (loss)	112,716		112,716
Change in unrealized appreciation/depreciation	(356,203)		(356,203)
Purchases	2,122,192		2,122,192
Sales	(7,510,371)		(7,510,371)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 11/30/18	$15,046,967		$15,046,967

Net change in unrealized appreciation/depreciation from investments held as of 11/30/18(a)	$(196,826)		$(196,826)

(a)

The unrealized appreciation/(depreciation) is included in net change in unrealized appreciation/(depreciation) on investments and other financial instruments in the accompanying statement of operations.

(b)	There were de minimis transfers under 1% of net assets during the reporting period.

As of November 30, 2018, all Level 3 investments for AB California Portfolio, AB National Portfolio and AB New York Portfolio were priced by third party vendors. The following presents information about significant unobservable inputs related to the AB High Income Municipal Portfolio at November 30, 2018. Securities priced by third party vendors are excluded from the following table.

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The following presents information about significant unobservable inputs related to the Portfolio’s Level 3 investments at November 30, 2018. Securities priced by third party vendors are excluded from the following table:

Quantitative Information about Level 3 Fair Value Measurements

AB High Income Municipal Portfolio

	Fair Value at 11/30/18	Valuation Technique	Unobservable Input	Input
Corporates – Investment Grade	$13,035,000	Capital Recovery	Recovery Rate	100%/N/A

3. Taxes

It is each Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’ tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolios are informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Each Portfolio may buy and sell securities from other affiliated funds in accordance with the requirements of Rule 17a-7 of the Investment Company Act of 1940. Each Portfolio has adopted procedures to ensure that all such transactions are done in accordance with the requirements of Rule 17a-7. During the six months ended November 30, 2018, the Portfolios did not engage in such transactions. Investment gains or losses are determined on the identified cost basis. The Portfolios amortize premiums and accrete original issue and market discounts as adjustments to interest income.

5. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to each portfolio

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or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory, Administrative Fees and Other Transactions With Affiliates

Under the terms of the investment advisory agreement, the Portfolios pay the Adviser at the annual rates as follows:

	Average Daily Net Assets
Portfolio	First $2.5 Billion	Next $2.5 Billion	In Excess of $5 Billion
AB California	.45%	.40%	.35%
AB High Income Municipal	.50%	.45%	.40%
AB National	.45%	.40%	.35%
AB New York	.45%	.40%	.35%

Such fees are accrued daily and paid monthly.

During 2017, AXA S.A. (“AXA”), a French holding company for the AXA Group, a worldwide leader in life, property and casualty and health insurance and asset management, announced its intention to pursue the sale of a minority stake in its subsidiary, AXA Equitable Holdings, Inc. (“AXA Equitable”), the holding company for a diversified financial services organization, through an initial public offering (“IPO”). AXA Equitable is the holding company for a diverse group of financial services companies, including AllianceBernstein L.P., the investment adviser to the Funds (“the Adviser”). During the second quarter of 2018, AXA Equitable completed the IPO, and, as a result, AXA held approximately 72.2% of the outstanding common stock of AXA Equitable as of September 30, 2018. Contemporaneously with the IPO, AXA sold $862.5 million aggregate principal amount of its 7.25% mandatorily exchangeable notes (the “MxB Notes”) due May 15, 2021, and exchangeable into up to 43,125,000 shares of common stock (or approximately 7% of the outstanding shares of common stock of AXA Equitable). AXA retains ownership (including voting rights) of such shares of common stock until the MxB Notes are

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exchanged, which may be on a date that is earlier than the maturity date at AXA’s option upon the occurrence of certain events.

In March 2018, AXA announced its intention to sell its entire interest in AXA Equitable over time, subject to market conditions and other factors (the “Plan”). It is anticipated that one or more of the transactions contemplated by the Plan may ultimately result in the indirect transfer of a “controlling block” of voting securities of the Adviser (a “Change of Control Event”) and therefore may be deemed an “assignment” causing a termination of each Portfolio’s current investment advisory agreement. In order to ensure that the existing investment advisory services could continue uninterrupted, at meetings held in late July through early August 2018, the Boards of Directors/Trustees (each a “Board” and collectively, the “Boards”) approved new investment advisory agreements with the Adviser, in connection with the Plan. The Boards also agreed to call and hold a joint meeting of shareholders on October 11, 2018, for shareholders of each Portfolio to (1) approve the new investment advisory agreement with the Adviser that would be effective after the first Change of Control Event and (2) approve any future advisory agreement approved by the Board and that has terms not materially different from the current agreement, in the event there are subsequent Change of Control Events arising from completion of the Plan that terminate the advisory agreement after the first Change of Control Event. Approval of a future advisory agreement means that shareholders may not have another opportunity to vote on a new agreement with the Adviser even upon a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of AXA Equitable.

At the November 14, 2018, and December 11, 2018, adjourned shareholder meetings, shareholders approved the new and future investment advisory agreements for AB California Portfolio, AB High Income Municipal Portfolio and AB National Portfolio. With respect to the AB New York Portfolio, the shareholder meeting has been further adjourned until March 12, 2019.

On November 20, 2018, AXA completed a public offering of 60,000,000 shares of AXA Equitable’s common stock and simultaneously sold 30,000,000 of such shares to AXA Equitable pursuant to a separate agreement with it. As a result AXA currently owns approximately 59.2% of the shares of common stock of AXA Equitable.

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The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total operating expenses (excluding interest expense, brokerage commissions and other transaction costs, taxes and extraordinary expenses) on an annual basis (the “Expense Caps”) as follows:

	Effective January 30, 2015
Portfolio	Class A	Class B	Class C	Advisor Class	Class Z
AB California	.75%	1.50%	1.50%	.50%	N/A
AB High Income Municipal	.80%	N/A	1.55%	.55%	.55%	*
AB National	.75%	1.50%	1.50%	.50%	N/A
AB New York	.75%	1.50%	1.50%	.50%	N/A

*	Effective October 1, 2018.

This contractual agreement extends through September 29, 2019, for all Portfolios and may be extended by the Adviser for additional one year terms.

For the six months ended November 30, 2018, such reimbursements amounted to $121,495, $91,410, $240,110 and $165,908 for AB California, AB High Income Municipal, AB National and AB New York Portfolios, respectively.

Pursuant to the investment advisory agreement, each Portfolio may reimburse the Adviser for certain legal and accounting services provided to each Portfolio by the Adviser. For the six months ended November 30, 2018, the reimbursement for such services amounted to $34,267, $34,312, $33,174 and $34,458 for AB California, AB High Income Municipal, AB National and AB New York Portfolios, respectively.

The Portfolios compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolios. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to: AB California Portfolio, $34,579; AB High Income Municipal Portfolio, $107,124; AB National Portfolio, $91,082 and AB New York Portfolio, $38,628 for the six months ended November 30, 2018.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolios’ shares. The Distributor has advised the Portfolios that it has retained front-end sales charges from the sale of Class A shares and received contingent

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deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for each Portfolio for the six months ended November 30, 2018, as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Portfolio	Class A		Class A	Class B			Class C
AB California	$ – 0	–	$1,409	$	– 0	–	$2,443
AB High Income Municipal	– 0	–	21,783		N/A		7,457
AB National	137		4,536		50		2,460
AB New York	484		8,043		150		1,109

The Portfolios may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. Effective August 1, 2018, the Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio until August 31, 2019. In connection with the investment by the Portfolios in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to each Portfolios’ pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolios as an acquired fund fee and expense. For the six months ended November 30, 2018, such waivers amounted to:

Portfolio	Amount
AB California	$4,091
AB High Income Municipal	4,453
AB National	15,881
AB New York	712

A summary of the Portfolios’ transactions in shares of the Government Money Market Portfolio for the six months ended November 30, 2018, is as follows:

Portfolio	Market Value 5/31/18 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/18 (000)		Dividend Income (000)
AB California	$5,762		$71,859	$77,586	$35		$47
AB High Income Municipal	6,982		144,924	146,714	5,192		45
AB National	5,106		195,830	200,936	– 0	–	204
AB New York	– 0	–	195,830	195,830	– 0	–	7

NOTE C

Distribution Services Agreement

The Portfolios have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act

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of 1940. Under the Agreement, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of .25 of 1% of the Portfolios’ average daily net assets attributable to Class A shares and 1% of the Portfolios’ average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. Prior to January 30, 2015, the Portfolios paid distribution and servicing fees to the Distributor at an annual rate of up to .30% of 1% of the Class A shares’ average daily net assets. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Portfolios’ operations, the distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class B	Class C
AB California	$6,821,377	$7,456,414
AB High Income Municipal	N/A	3,325,343
AB National	3,377,833	6,939,160
AB New York	5,957,626	4,426,272

While such costs may be recovered from the Portfolios in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolios’ shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended November 30, 2018, were as follows:

	Purchases				Sales
Portfolio	Investments	Government Securities			Investments	Government Securities
AB California	$83,890,517	$	– 0	–	$58,328,199	$	– 0	–
AB High Income Municipal	249,336,516		– 0	–	311,008,988		11,812,422
AB National	204,700,934		– 0	–	136,061,526		– 0	–
AB New York	37,524,479		– 0	–	51,394,857		– 0	–

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The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
Portfolio	Appreciation	(Depreciation)
AB California	$28,329,824	$(9,316,901)	$19,012,923
AB High Income Municipal	80,348,061	(70,040,216)	10,307,845
AB National	27,100,526	(16,480,630)	10,619,896
AB New York	12,879,432	(5,213,678)	7,665,754

1. Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Portfolios, as well as the methods in which they may be used are:

•	Swaps

Each Portfolio may enter into swaps to hedge its exposure to interest rates or credit risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolios in accordance with the terms of the respective swaps to provide value and recourse to the Portfolios or their counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolios’ exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily

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basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for OTC swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolios enters into a centrally cleared swap, each Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

Each Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolios

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hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolios may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolios may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Portfolios may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolios anticipate purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended November 30, 2018, the Portfolios held interest rate swaps for hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

During the six months ended November 30, 2018, the Portfolios held Bank inflation (CPI) swaps for hedging purposes.

Credit Default Swaps:

Each Portfolio may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Portfolio, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Portfolio may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Portfolio receives/(pays) fixed payments from/(to) the

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respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Portfolio is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Portfolio will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same referenced obligations with the same counterparty. As of November 30, 2018, the Portfolios did not have Buy Contracts outstanding with respect to the same referenced obligations and same counterparty for its Sale Contracts outstanding.

Credit default swaps may involve greater risks than if a Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Portfolio is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Portfolio.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a Bank particular reference obligation also reflects the cost of buying/selling protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended November 30, 2018, the AB High Income Municipal Portfolio held credit default swaps for non-hedging purposes.

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The Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolios typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolios’ net liability, held by the defaulting party, may be delayed or denied.

The Portfolios’ ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolios decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolios’ OTC counterparty has the right to terminate such transaction and require the Portfolios to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty table below for additional details.

During the six months ended November 30, 2018, the Portfolios had entered into the following derivatives:

AB California Portfolio
	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts			Unrealized depreciation on inflation swaps	$1,176,774

Total				$1,176,774

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives			Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$	– 0	–	$(1,176,774)

Total		$	– 0	–	$(1,176,774)

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AB High Income Municipal Portfolio

	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$4,593,519	*	Receivable/Payable for variation margin on centrally cleared swaps	$222,895	*

Interest rate contracts				Unrealized depreciation on inflation swaps	5,788,257

Credit contracts				Market value on credit default swaps	5,342,495

Total		$4,593,519			$11,353,647

*

Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation/(depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(3,303,502)	$(1,417,633)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	1,830,648	(2,475,132)

Total		$(1,472,854)	$(3,892,765)

AB National Portfolio

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts			Unrealized depreciation on inflation swaps	$2,187,154

Total				$2,187,154

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Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$14	$(2,187,154)

Total		$14	$(2,187,154)

AB New York Portfolio

	Asset Derivatives		Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts			Unrealized depreciation on inflation swaps	$933,908

Total				$933,908

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation/depreciation of swaps	$(48)	$(933,908)

Total		$(48)	$(933,908)

The following tables represent the average monthly volume of the Portfolios’ derivative transactions during the six months ended November 30, 2018:

AB California Portfolio
Inflation Swaps:
Average notional amount	$102,657,250	(a)

(a)	Positions were open for four months during the period.

AB High Income Municipal Portfolio
Inflation Swaps:
Average notional amount	$503,644,000	(a)
Centrally Cleared Interest Rate Swaps:
Average notional amount	$463,523,333	(b)
Credit Default Swaps:
Average notional amount of sale contracts	$32,937,857

(a)	Positions were open for four months during the period.

(b)	Positions were open for three months during the period.

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AB National Portfolio
Inflation Swaps:
Average notional amount	$191,109,500	(a)

(a)	Positions were open for four months during the period.

AB New York Portfolio
Inflation Swaps:
Average notional amount	$82,032,750	(a)

(a)	Positions were open for four months during the period.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of November 30, 2018. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

AB California Portfolio

Counterparty	Derivatives Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*		Security Collateral Pledged*			Net Amount of Derivatives Liabilities
Barclays Bank PLC	$861,587	$	– 0	–	$(860,000)		$	– 0	–	$1,587
Citibank, NA	131,342		– 0	–	– 0	–		– 0	–	131,342
JPMorgan Chase Bank, NA	183,845		– 0	–	– 0	–		– 0	–	183,845

Total	$1,176,774	$	– 0	–	$(860,000)		$	– 0	–	$316,774	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB High Income Municipal Porfolio

Counterparty	Derivatives Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*	Security Collateral Pledged*			Net Amount of Derivatives Liabilities
Barclays Bank PLC	$4,230,717	$	– 0	–	$(4,230,717)	$	– 0	–	$	– 0	–
Citibank, NA	662,373		– 0	–	(315,000)		– 0	–		347,373
Citigroup Global Markets, Inc.	409,027		– 0	–	(374,000)		– 0	–		35,027

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Counterparty	Derivatives Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*		Security Collateral Pledged*		Net Amount of Derivatives Liabilities
Credit Suisse International	$3,124,454	$	– 0	–	$(2,842,000)		$(282,454)		$	– 0	–
Goldman Sachs International	1,809,014		– 0	–	(1,809,014)		– 0	–		– 0	–
JPMorgan Chase Bank, NA	895,167		– 0	–	– 0	–	(895,167)			– 0	–

Total	$11,130,752	$	– 0	–	$(9,570,731)		$(1,177,621)			$382,400	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB National Portfolio

Counterparty	Derivatives Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*		Security Collateral Pledged*			Net Amount of Derivatives Liabilities
Barclays Bank PLC	$1,607,478	$	– 0	–	$(1,607,478)		$	– 0	–	$	– 0	–
Citibank, NA	236,730		– 0	–	– 0	–		– 0	–		236,730
JPMorgan Chase Bank, NA	342,946		– 0	–	– 0	–		– 0	–		342,946

Total	$2,187,154	$	– 0	–	$(1,607,478)		$	– 0	–		$579,676	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB New York Portfolio
Counterparty	Derivatives Liabilities Subject to a MA	Derivatives Available for Offset			Cash Collateral Pledged*		Security Collateral Pledged*			Net Amount of Derivatives Liabilities
Barclays Bank PLC	$687,143	$	– 0	–	$(270,000)		$	– 0	–	$417,143
Citibank, NA	96,973		– 0	–	– 0	–		– 0	–	96,973
JPMorgan Chase Bank, NA	149,792		– 0	–	– 0	–		– 0	–	149,792

Total	$933,908	$	– 0	–	$(270,000)		$	– 0	–	$663,908	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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NOTE E

Capital Stock

The Fund has authorized 81.2 billion shares of capital stock. The allocation is as follow:

	Allocation of Shares (In Million)
Portfolio	Class A	Class B	Class C	Advisor	Class T	Class Z	Total
AB California	6,000	6,000	6,000	50	3,000	3,000	24,050
AB High Income	3,000	3,000	3,000	3,000	3,000	3,000	18,000
AB National	6,000	6,000	6,000	100	3,000	3,000	24,100
AB New York	3,000	3,000	3,000	50	3,000	3,000	15,050

Transactions in capital shares for each class were as follows:

	AB California Portfolio
	Shares			Amount
	Six Months Ended November 30, 2018 (unaudited)		Year Ended May 31, 2018	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018

Class A
Shares sold	1,660,799		3,971,343	$18,236,141	$44,431,699

Shares issued in reinvestment of dividends	338,861		675,515	3,708,552	7,539,754

Shares converted from Class B	395		1,478	4,329	16,555

Shares converted from Class C	89,403		330,109	978,853	3,690,802

Shares redeemed	(3,725,593)		(6,400,482)	(40,695,094)	(71,385,971)

Net decrease	(1,636,135)		(1,422,037)	$(17,767,219)	$(15,707,161)

Class B
Shares sold	110		250	$1,200	$2,800

Shares issued in reinvestment of dividends	28		79	311	888

Shares converted to Class A	(394)		(1,478)	(4,329)	(16,555)

Shares redeemed	– 0	–	(2,111)	(1)	(23,740)

Net decrease	(256)		(3,260)	$(2,819)	$(36,607)

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	AB California Portfolio
	Shares		Amount
	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018

Class C
Shares sold	185,096	695,082	$2,019,995	$7,780,014

Shares issued in reinvestment of dividends	33,518	71,947	366,826	802,843

Shares converted to Class A	(89,447)	(330,350)	(978,853)	(3,690,802)

Shares redeemed	(553,374)	(1,020,339)	(6,045,409)	(11,379,550)

Net decrease	(424,207)	(583,660)	$(4,637,441)	$(6,487,495)

Advisor Class
Shares sold	8,676,909	9,325,387	$94,979,209	$104,209,514

Shares issued in reinvestment of dividends	185,086	289,261	2,024,371	3,225,946

Shares redeemed	(4,378,520)	(6,220,050)	(47,670,446)	(69,176,051)

Net increase	4,483,475	3,394,598	$49,333,134	$38,259,409

	AB High Income Municipal Portfolio
	Shares		Amount
	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018

Class A
Shares sold	5,398,877	16,201,650	$60,875,599	$185,019,217

Shares issued in reinvestment of dividends	607,177	1,284,081	6,840,014	14,616,232

Shares converted from Class C	30,983	86,019	352,321	980,727

Shares redeemed	(8,983,641)	(19,085,509)	(101,110,516)	(217,286,545)

Net decrease	(2,946,604)	(1,513,759)	$(33,042,582)	$(16,670,369)

Class C
Shares sold	1,298,992	2,559,615	$14,649,366	$29,192,277

Shares issued in reinvestment of dividends	237,594	522,205	2,675,401	5,941,446

Shares converted to Class A	(31,004)	(86,041)	(352,321)	(980,727)

Shares redeemed	(2,918,148)	(5,019,326)	(32,836,038)	(57,125,614)

Net decrease	(1,412,566)	(2,023,547)	$(15,863,592)	$(22,972,618)

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	AB High Income Municipal Portfolio
	Shares			Amount
	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018		Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018

Advisor Class
Shares sold	19,589,621	51,656,605		$220,714,890		$589,029,997

Shares issued in reinvestment of dividends	1,882,852	3,605,382		21,205,392		41,008,172

Shares redeemed	(22,595,532)	(38,861,114)		(253,465,258)		(442,228,739)

Net increase (decrease)	(1,123,059)	16,400,873		$(11,544,976)		$187,809,430

Class Z(a)
Shares sold	889	– 0	–	$10,021	$	– 0	–

Net increase	889	– 0	–	$10,021	$	– 0	–

(a)	Commenced distribution on October 1, 2018.

	AB National Portfolio
	Shares		Amount
	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018

Class A
Shares sold	2,607,484	7,491,374	$26,230,628	$76,720,212

Shares issued in reinvestment of dividends	463,142	990,264	4,654,994	10,128,931

Shares converted from Class B	4,098	16,771	41,220	172,386

Shares converted from Class C	166,660	396,491	1,684,914	4,049,039

Shares redeemed	(6,891,900)	(11,917,664)	(69,239,119)	(121,945,812)

Net decrease	(3,650,516)	(3,022,764)	$(36,627,363)	$(30,875,244)

Class B
Shares sold	353	3,698	$3,550	$38,045

Shares issued in reinvestment of dividends	137	439	1,373	4,491

Shares converted to Class A	(4,102)	(16,789)	(41,220)	(172,386)

Shares redeemed	(1,411)	(3,310)	(14,224)	(33,635)

Net decrease	(5,023)	(15,962)	$(50,521)	$(163,485)

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	AB National Portfolio
	Shares		Amount
	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018

Class C
Shares sold	328,153	913,977	$3,291,954	$9,371,500

Shares issued in reinvestment of dividends	60,143	140,919	603,826	1,439,826

Shares converted to Class A	(166,841)	(397,094)	(1,684,914)	(4,049,039)

Shares redeemed	(1,074,478)	(2,106,653)	(10,772,355)	(21,537,123)

Net decrease	(853,023)	(1,448,851)	$(8,561,489)	$(14,774,836)

Advisor Class
Shares sold	16,690,988	27,891,070	$167,881,750	$285,137,918

Shares issued in reinvestment of dividends	761,735	1,230,115	7,653,908	12,571,667

Shares redeemed	(10,528,303)	(12,570,958)	(105,499,347)	(128,521,471)

Net increase	6,924,420	16,550,227	$70,036,311	$169,188,114

	AB New York Portfolio
	Shares		Amount
	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018

Class A
Shares sold	2,673,311	6,588,820	$25,898,583	$65,524,344

Shares issued in reinvestment of dividends	350,614	695,367	3,408,471	6,894,404

Shares converted from Class B	11,426	21,689	111,894	212,148

Shares converted from Class C	258,901	168,040	2,527,429	1,655,947

Shares redeemed	(4,701,951)	(8,239,683)	(45,672,097)	(81,872,019)

Net decrease	(1,407,699)	(765,767)	$(13,725,720)	$(7,585,176)

Class B
Shares sold	255	3,114	$2,475	$30,853

Shares issued in reinvestment of dividends	212	874	2,064	8,662

Shares converted to Class A	(11,444)	(21,713)	(111,894)	(212,148)

Shares redeemed	(4,121)	(7,229)	(40,309)	(71,637)

Net decrease	(15,098)	(24,954)	$(147,664)	$(244,270)

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	AB New York Portfolio
	Shares		Amount
	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31, 2018

Class C
Shares sold	187,329	634,479	$1,817,466	$6,317,955

Shares issued in reinvestment of dividends	46,058	99,104	447,495	982,081

Shares converted to Class A	(258,968)	(168,201)	(2,527,429)	(1,655,947)

Shares redeemed	(785,098)	(1,441,715)	(7,614,546)	(14,324,064)

Net decrease	(810,679)	(876,333)	$(7,877,014)	$(8,679,975)

Advisor Class
Shares sold	2,276,004	5,436,404	$22,123,500	$53,995,575

Shares issued in reinvestment of dividends	99,105	157,454	963,578	1,559,629

Shares redeemed	(1,544,075)	(2,355,223)	(14,964,879)	(23,334,796)

Net increase	831,034	3,238,635	$8,122,199	$32,220,408

NOTE F

Risks Involved in Investing in the Portfolios

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Below Investment Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, negative performance of the junk bond market generally and less secondary market liquidity.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative

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changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

Recent tax law changes could have a material impact on the value of municipal securities. In addition, Congress has previously considered making changes to the municipal securities provisions of the Internal Revenue Code that could change the U.S. federal income tax treatment of certain types of municipal securities.

The Portfolios may invest in the municipal securities of Puerto Rico and other U.S. territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other U.S. issuers of municipal securities. Like many U.S. states and municipalities, Puerto Rico experienced a significant downturn during the recent recession. Puerto Rico’s downturn was particularly severe, and Puerto Rico continues to face a very challenging economic and fiscal environment. Municipal securities issued by Puerto Rico issuers have extremely low credit ratings and are on “negative watch” by credit rating organizations. Several Puerto Rico issuers are in default on principal and interest payments. These defaults cast doubts on the ability of Puerto Rico and its government agencies to make future payments. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may experience continued volatility. In addition, Puerto Rico’s difficulties have resulted in increased volatility in portions of the broader municipal securities market from time to time, and this may recur in the future.

Tax Risk—There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ net asset value, or

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NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of portfolio shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Financing and Related Transactions; Leverage and Other Risks—The Portfolios may utilize financial leverage, including tender option bond transactions, to seek to enhance the yield and net asset value. These objectives may not be achieved in all interest rate environments. Leverage creates certain risks for shareholders, including the likelihood of greater volatility of the net asset value. If income from the securities purchased from the funds made available by leverage is not sufficient to cover the cost of leverage, the Portfolios’ return will be less than if leverage had not been used. As a result, the amounts available for distribution as dividends and other distributions will be reduced. During periods of rising short-term interest rates, the interest paid on the floaters in tender option bond transactions would increase, which may adversely affect the Portfolios’ income and distribution to shareholders. A decline in distributions would adversely affect the Portfolios’ yield. If rising short-term rates coincide with a period of rising long-term rates, the value of the long-term municipal bonds purchased with the proceeds of leverage would decline, adversely affecting the net asset value.

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In a tender option bond transaction, the Portfolios may transfer a highly rated fixed-rate municipal security to a broker, which, in turn, deposits the bond into a special purpose vehicle (typically, a trust) usually sponsored by the broker. The Portfolios receive cash and a residual interest security (sometimes referred to as an “inverse floater”) issued by the trust in return. The trust simultaneously issues securities, which pay an interest rate that is reset each week based on an index of high-grade short-term seven-day demand notes. These securities, sometimes referred to as “floaters”, are bought by third parties, including tax-exempt money market funds, and can be tendered by these holders to a liquidity provider at par, unless certain events occur. The Portfolios continue to earn all the interest from the transferred bond less the amount of interest paid on the floaters and the expenses of the trust, which include payments to the trustee and the liquidity provider and organizational costs. The Portfolios also use the cash received from the transaction for investment purposes or to retire other forms of leverage. Under certain circumstances, the trust may be terminated and collapsed, either by the Portfolios or upon the occurrence of certain events, such as a downgrade in the credit quality of the underlying bond, or in the event holders of the floaters tender their securities to the liquidity provider. See Note I to the Financial Statements “Floating Rate Notes in Connection with Securities Held” for more information about tender option bond transactions.

The Portfolios may also purchase inverse floaters from a tender option bond trust in a secondary market transaction without first owning the underlying bond. The income received from an inverse floater varies inversely with the short-term interest rate paid on the floaters issued by the trust. The prices of inverse floaters are subject to greater volatility than the prices of fixed-income securities that are not inverse floaters. Investments in inverse floaters may amplify the risks of leverage. If short-term interest rates rise, the interest payable on the floaters would increase and income from the inverse floaters decrease.

Liquidity Risk—Liquidity risk occurs when certain investments become difficult to purchase or sell. Difficulty in selling less liquid securities may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of liquidity risk may include low trading volumes, large positions and heavy redemptions of portfolio shares. Over recent years, liquidity risk has also increased because the capacity of dealers in the secondary market for fixed-income securities to make markets in these securities has decreased, even as the overall bond market has grown significantly, due to, among other things, structural changes, additional regulatory requirements and capital and risk restraints that have led to reduced inventories. Liquidity risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities

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generally decline. Municipal securities may have more liquidity risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk—The Portfolios may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Portfolios, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolios, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolios did not utilize the Facility during the six months ended November 30, 2018.

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NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending May 31, 2019, will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended May 31, 2018, and May 31, 2017, were as follows:

AB California Portfolio	2018	2017
Distributions paid from:
Ordinary income	$103,242	$352,282

Total taxable distributions	103,242	352,282
Tax exempt distributions	22,934,854	21,688,057

Total distributions paid	$23,038,096	$22,040,339

AB High Income Municipal Portfolio	2018	2017
Distributions paid from:
Ordinary income	$3,752,545	$1,412,549

Total taxable distributions	3,752,545	1,412,549
Tax exempt distributions	100,258,291	101,874,363

Total distributions paid	$104,010,836	$103,286,912

AB National Portfolio	2018	2017
Distributions paid from:
Ordinary income	$192,177	$227,391

Total taxable distributions	192,177	227,391
Tax exempt distributions	37,793,491	37,793,586

Total distributions paid	$37,985,668	$38,020,977

AB New York Portfolio	2018	2017
Distributions paid from:
Ordinary income	$104,981	$49,515

Total taxable distributions	104,981	49,515
Tax exempt distributions	16,774,264	17,027,363

Total distributions paid	$16,879,245	$17,076,878

As of May 31, 2018, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Portfolio	Undistributed Tax- Exempt Income	Accumulated Capital and Other Losses(a)	Unrealized Appreciation/ (Depreciation)(b)	Total Accumulated Earnings/ (Deficit)(c)
AB California	$33,736	$(5,040,960)	$34,749,219	$29,741,995
AB High Income Municipal	10,858,699	(2,495,433)	72,820,163	81,183,429
AB National	295,768	(28,559,523)	34,226,539	5,962,784
AB New York	31,650	(16,815,279)	18,313,714	1,530,085

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NOTES TO FINANCIAL STATEMENTS (continued)

(a)

At May 31, 2018, AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio, and AB New York Portfolio had captioal loss carryfowards for federal income tax purposes. During the fiscal year, AB High Income Municipal Portfolio and AB New York Porfolio utilized captialloss carryforwards of $26,322,968 and $812,370, respectively to offset current year net realized gains.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the tax treatment of swaps and tender option bonds.

(c)

The differences between book-basis and tax basis components of accumulated earnings/(deficit) are attributable primarily to the tax treatment of defaulted securties and dividends payable to shareholders.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

As of May 31, 2018, certain Portfolios had net capital loss carryforwards which will expire as follows:

Portfolio	Short-Term Amount	Long-Term Amount	Expiration
AB California	$3,001,637	$2,039,323	No Expiration
AB High Income Municipal	2,495,433	N/A	2019
AB National	16,709,065	11,850,458	No Expiration
AB New York	10,000,887	6,814,392	No Expiration

NOTE I

Floating Rate Notes Issued in Connection with Securities Held

Each Portfolio may engage in tender option bond transactions in which the Portfolio may transfer a fixed rate bond (“Fixed Rate Bond”) into a Special Purpose Vehicle (the “SPV”, which is generally organized as a trust). The Portfolio buys a residual interest in the assets and cash flows of the SPV, often referred to as an inverse floating rate obligation (“Inverse Floater”). The SPV also issues floating rate notes (“Floating Rate Notes”) which are sold to third parties. The Floating Rate Notes pay interest at rates that generally reset weekly and their holders have the option to tender their notes to a liquidity provider for redemption at par. The Inverse Floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the trustee transfer the Fixed Rate Bond held by the SPV to the Portfolio, thereby collapsing the SPV. The SPV may also be collapsed in certain other circumstances. In accordance with U.S. GAAP requirements regarding accounting for transfers and servicing of financial assets and extinguishments of liabilities, the Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bond in its portfolio of investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its statement of assets and liabilities. Interest expense related to the Portfolios’ liability with respect

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NOTES TO FINANCIAL STATEMENTS (continued)

to Floating Rate Notes is recorded as incurred. The interest expense is also included in the Portfolios’ expense ratio. At November 30, 2018, the amount of Floating Rate Notes outstanding was $80,225,000 and the related interest rate ranged from 1.65% to 1.71% for AB High Income Municipal Portfolio. At November 30, 2018, AB California Portfolio, AB National Portfolio and AB New York Portfolio did not have any Floating Rate Notes outstanding. For the November 30, 2018, the average amount of Floating Rate Notes outstanding and the daily weighted average interest rate were as follows:

Portfolio	Average Amount Outstanding	Weighted Average Interest Rate
AB High Income Municipal	$80,225,000	2.19%

Each Portfolio may also purchase Inverse Floaters in the secondary market without first owning the underlying bond. Such an Inverse Floater is included in the portfolio of investments but is not required to be treated as a secured borrowing and reflected in the Portfolios’ financial statements as a secured borrowing. For the six months ended November 30, 2018, the Portfolios did not engage in such transactions.

The final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) were issued on December 10, 2013. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs, such as the Fund’s TOB transactions (as such programs were then previously or are presently structured), and (ii) continuing certain relationships with or certain services for residual interest bond programs. As a result, such residual interest bond trusts need to be restructured or unwound. The effects of the Volcker Rule may make it more difficult for the Fund to maintain current or desired levels of leverage and may cause the Fund to incur additional expenses to maintain its leverage. Banking entities subject to the Volcker Rule were required to comply by July 21, 2015, for TOBs established after December 31, 2013, and by July 21, 2017, for TOBs established prior to December 31, 2013.

NOTE J

Recent Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables —Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal

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NOTES TO FINANCIAL STATEMENTS (continued)

years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement which removes, modifies and adds disclosures to Topic 820. The amendments in this ASU 2018-13 apply to all entities that are required, under existing U.S. GAAP, to make disclosures about recurring or nonrecurring fair value measurements. The amendments in this ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2018, the U.S. Securities and Exchange Commission adopted amendments to certain disclosure requirements included in Regulation S-X that had become “redundant, duplicative, overlapping, outdated or superseded, in light of the other Commission disclosure requirements, GAAP or changes in the information environment.” The compliance date for the amendments to Regulation S-X was November 5, 2018 (for reporting period end dates of September 30, 2018 or after). Management has evaluated the impact of the amendments and determined the effect of the adoption of the rules simplifies certain disclosure requirements on the financial statements.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB California Portfolio
	Class A
	Six Months Ended November 30, 2018 (unaudited)		Year Ended May 31,						November 1, 2014 to May 31, 2015(a)		October 31
			2018		2017		2016				2014		2013

Net asset value, beginning of period	$ 11.06		$ 11.25		$ 11.54		$ 11.27		$ 11.44		$ 10.83		$ 11.51

Income From Investment Operations
Net investment income(b)(c)	.19		.37		.37		.39		.23		.41		.41
Net realized and unrealized gain (loss) on investment transactions	(.22)		(.20)		(.29)		.26		(.18)		.59		(.67)

Net increase (decrease) in net asset value from operations	(.03)		.17		.08		.65		.05		1.00		(.26)

Less: Dividends and Distributions
Dividends from net investment income	(.19)		(.36)		(.37)		(.38)		(.22)		(.39)		(.39)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.03)
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00 (d)

Total dividends and distributions	(.19)		(.36)		(.37)		(.38)		(.22)		(.39)		(.42)

Net asset value, end of period	$ 10.84		$ 11.06		$ 11.25		$ 11.54		$ 11.27		$ 11.44		$ 10.83

Total Return
Total investment return based on net asset value(e)	(.32)%		1.55%		.69%		5.88%		.46%		9.42%		(2.31)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$438,663		$465,581		$489,570		$482,744		$440,324		$442,905		$462,298
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.75	%^	.76%		.75%		.76%		.78	%^	.81%		.80%
Expenses, before waivers/reimbursements(f)	.79	%^	.80%		.80%		.80%		.83	%^	.86%		.85%
Net investment income(b)	3.37	%^	3.28%		3.29%		3.46%		3.52	%^	3.72%		3.68%
Portfolio turnover rate	8%		14%		16%		13%		12%		14%		22%

See footnote summary on pages 183-185.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB California Portfolio
	Class B
	Six Months Ended November 30, 2018 (unaudited)		Year Ended May 31,						November 1, 2014 to May 31, 2015(a)		October 31
			2018		2017		2016				2014		2013

Net asset value, beginning of period	$ 11.06		$ 11.25		$ 11.54		$ 11.28		$ 11.44		$ 10.83		$ 11.50

Income From Investment Operations
Net investment income(b)(c)	.15		.28		.29		.31		.19		.34		.33
Net realized and unrealized gain (loss) on investment transactions	(.22)		(.19)		(.30)		.25		(.17)		.58		(.66)

Net increase (decrease) in net asset value from operations	(.07)		.09		(.01)		.56		.02		.92		(.33)

Less: Dividends and Distributions
Dividends from net investment income	(.15)		(.28)		(.28)		(.30)		(.18)		(.31)		(.31)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.03)
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00 (d)

Total dividends and distributions	(.15)		(.28)		(.28)		(.30)		(.18)		(.31)		(.34)

Net asset value, end of period	$ 10.84		$ 11.06		$ 11.25		$ 11.54		$ 11.28		$ 11.44		$ 10.83

Total Return
Total investment return based on net asset value(e)	(.69)%		.78%		(.06)%		5.00%		.13%		8.66%		(2.90)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$35		$38		$76		$91		$188		$405		$1,017
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.50	%^	1.51%		1.50%		1.51%		1.51	%^	1.51%		1.50%
Expenses, before fee waivers(f)	1.59	%^	1.59%		1.59%		1.56%		1.57	%^	1.56%		1.56%
Net investment income(b)	2.63	%^	2.51%		2.54%		2.73%		2.80	%^	3.05%		2.97%
Portfolio turnover rate	8%		14%		16%		13%		12%		14%		22%

See footnote summary on pages 183-185.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB California Portfolio
	Class C
	Six Months Ended November 30, 2018 (unaudited)		Year Ended May 31,						November 1, 2014 to May 31, 2015(a)		October 31
			2018		2017		2016				2014		2013

Net asset value, beginning of period	$ 11.05		$ 11.24		$ 11.54		$ 11.27		$ 11.43		$ 10.83		$ 11.50

Income From Investment Operations
Net investment income(b)(c)	.15		.28		.29		.31		.19		.33		.34
Net realized and unrealized gain (loss) on investment transactions	(.21)		(.19)		(.31)		.26		(.17)		.58		(.67)

Net increase (decrease) in net asset value from operations	(.06)		.09		(.02)		.57		.02		.91		(.33)

Less: Dividends and Distributions
Dividends from net investment income	(.15)		(.28)		(.28)		(.30)		(.18)		(.31)		(.31)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.03)
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00 (d)

Total dividends and distributions	(.15)		(.28)		(.28)		(.30)		(.18)		(.31)		(.34)

Net asset value, end of period	$ 10.84		$ 11.05		$ 11.24		$ 11.54		$ 11.27		$ 11.43		$ 10.83

Total Return
Total investment return based on net asset value(e)	(.60)%		.79%		(.15)%		5.09%		.13%		8.57%		(2.90)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$43,415		$48,977		$56,379		$89,568		$83,677		$83,761		$87,172
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.50	%^	1.51%		1.50%		1.51%		1.51	%^	1.51%		1.50%
Expenses, before waivers/reimbursements(f)	1.54	%^	1.55%		1.55%		1.56%		1.55	%^	1.56%		1.55%
Net investment income(b)	2.62	%^	2.53%		2.54%		2.71%		2.79	%^	3.02%		2.98%
Portfolio turnover rate	8%		14%		16%		13%		12%		14%		22%

See footnote summary on pages 183-185.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB California Portfolio
	Advisor Class
	Six Months Ended November 30, 2018 (unaudited)		Year Ended May 31,						November 1, 2014 to May 31, 2015(a)		October 31
			2018		2017		2016				2014		2013

Net asset value, beginning of period	$ 11.06		$ 11.25		$ 11.54		$ 11.27		$ 11.44		$ 10.83		$ 11.51

Income From Investment Operations
Net investment income(b)(c)	.20		.39		.40		.42		.25		.44		.45
Net realized and unrealized gain (loss) on investment transactions	(.22)		(.19)		(.30)		.26		(.18)		.59		(.68)

Net increase (decrease) in net asset value from operations	(.02)		.20		.10		.68		.07		1.03		(.23)

Less: Dividends and Distributions
Dividends from net investment income	(.20)		(.39)		(.39)		(.41)		(.24)		(.42)		(.42)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.03)
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00 (d)

Total dividends and distributions	(.20)		(.39)		(.39)		(.41)		(.24)		(.42)		(.45)

Net asset value, end of period	$ 10.84		$ 11.06		$ 11.25		$ 11.54		$ 11.27		$ 11.44		$ 10.83

Total Return
Total investment return based on net asset value(e)	(.19)%		1.80%		.94%		6.14%		.62%		9.75%		(2.02)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$229,547		$184,599		$149,586		$112,091		$66,892		$48,251		$36,856
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.50	%^	.51%		.50%		.51%		.51	%^	.51%		.50%
Expenses, before waivers/reimbursements(f)	.54	%^	.55%		.55%		.55%		.55	%^	.56%		.55%
Net investment income(b)	3.62	%^	3.52%		3.54%		3.69%		3.78	%^	3.99%		3.97%
Portfolio turnover rate	8%		14%		16%		13%		12%		14%		22%

See footnote summary on pages 183-185.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Class A
Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,	November 1, 2014 to May 31, 2015(a)	October 31
2018	2017	2016	2014	2013

Net asset value, beginning of period	$ 11.39	$ 11.34	$ 11.67	$ 11.20	$ 11.22	$ 10.29	$ 11.48

Income From Investment Operations
Net investment income(b)(c)	.22	.45	.45	.48	.28	.54	.53
Net realized and unrealized gain (loss) on investment transactions	(.27)	.05	(.33)	.48	(.01)	.93	(1.18)
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase (decrease) in net asset value from operations	(.05)	.50	.12	.96	.27	1.47	(.65)

Less: Dividends
Dividends from net investment income	(.22)	(.45)	(.45)	(.49)	(.29)	(.54)	(.54)

Net asset value, end of period	$ 11.12	$ 11.39	$ 11.34	$ 11.67	$ 11.20	$ 11.22	$ 10.29

Total Return
Total investment return based on net asset value(e)	(.55)%	4.50%	1.13%	8.82%	2.45%	14.62%	(5.88)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$704,330	$755,327	$769,140	$860,490	$693,523	$627,941	$593,742
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.87	%^	.87%	.87%	.86%	.86	%^	.89%	.89%
Expenses, before waivers/reimbursements(f)	.88	%^	.88%	.89%	.88%	.89	%^	.96%	.98%
Net investment income(b)	3.81	%^	3.95%	3.97%	4.23%	4.33	%^	4.99%	4.78%
Portfolio turnover rate	9%	22%	30%	14%	9%	17%	41%

See footnote summary on pages 183-185.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Class C
Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,	November 1, 2014 to May 31, 2015(a)	October 31
2018	2017	2016	2014	2013

Net asset value, beginning of period	$ 11.39	$ 11.33	$ 11.66	$ 11.20	$ 11.22	$ 10.29	$ 11.48

Income From Investment Operations
Net investment income(b)(c)	.17	.36	.37	.39	.24	.46	.46
Net realized and unrealized gain (loss) on investment transactions	(.27)	.07	(.33)	.48	(.01)	.93	(1.19)
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–

Net increase (decrease) in net asset value from operations	(.10)	.43	.04	.87	.23	1.39	(.73)

Less: Dividends
Dividends from net investment income	(.18)	(.37)	(.37)	(.41)	(.25)	(.46)	(.46)

Net asset value, end of period	$ 11.11	$ 11.39	$ 11.33	$ 11.66	$ 11.20	$ 11.22	$ 10.29

Total Return
Total investment return based on net asset value(e)	(.92)%	3.82%	.38%	7.92%	2.02%	13.83%	(6.53)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$267,609	$290,311	$311,962	$343,821	$284,261	$256,667	$209,480
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.62	%^	1.62%	1.62%	1.61%	1.59	%^	1.59%	1.59%
Expenses, before waivers/reimbursements(f)	1.63	%^	1.63%	1.64%	1.63%	1.62	%^	1.66%	1.68%
Net investment income(b)	3.06	%^	3.20%	3.22%	3.49%	3.61	%^	4.28%	4.09%
Portfolio turnover rate	9%	22%	30%	14%	9%	17%	41%

See footnote summary on pages 183-185.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Advisor Class
Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,	November 1, 2014 to May 31, 2015(a)	October 31
2018	2017	2016	2014	2013

Net asset value, beginning of period	$ 11.38	$ 11.33	$ 11.66	$ 11.20	$ 11.22	$ 10.29	$ 11.48

Income From Investment Operations
Net investment income(b)(c)	.23	.48	.48	.51	.30	.56	.57
Net realized and unrealized gain (loss) on investment transactions	(.26)	.05	(.33)	.47	(.01)	.94	(1.19)
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.00	)(d)	– 0	–

Net increase (decrease) in net asset value from operations	(.03)	.53	.15	.98	.29	1.50	(.62)

Less: Dividends
Dividends from net investment income	(.24)	(.48)	(.48)	(.52)	(.31)	(.57)	(.57)

Net asset value, end of period	$ 11.11	$ 11.38	$ 11.33	$ 11.66	$ 11.20	$ 11.22	$ 10.29

Total Return
Total investment return based on net asset value(e)	(.33)%	4.76%	1.38%	9.00%	2.61%	14.97%	(5.60)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,542,889	$1,593,859	$1,400,924	$1,332,857	$1,084,612	$964,020	$418,473
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.62	%^	.62%	.62%	.61%	.59	%^	.59%	.59%
Expenses, before waivers/reimbursements(f)	.63	%^	.63%	.64%	.63%	.62	%^	.66%	.68%
Net investment income(b)	4.06	%^	4.20%	4.22%	4.48%	4.60	%^	5.20%	5.08%
Portfolio turnover rate	9%	22%	30%	14%	9%	17%	41%

See footnote summary on pages 183-185.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Class Z
October 1, 2018(g) to November 30, 2018
(unaudited)

Net asset value, beginning of period	$ 11.27

Income From Investment Operations
Net investment income(b)(c)	.08
Net realized and unrealized gain (loss) on investment transactions	(.15)

Net increase (decrease) in net asset value from operations	(.07)

Less: Dividends
Dividends from net investment income	(.08)

Net asset value, end of period	$ 11.12

Total Return
Total investment return based on net asset value(e)	(.64)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.62%^
Expenses, before waivers/reimbursements(f)	.64%^
Net investment income(b)	4.04%^
Portfolio turnover rate	9%

See footnote summary on pages 183-185.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB National Portfolio
	Class A
	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,			November 1, 2014 to May 31, 2015(a)	October 31
		2018	2017	2016		2014	2013

Net asset value, beginning of period	$ 10.15	$ 10.30	$ 10.51	$ 10.20	$ 10.34	$ 9.91	$ 10.61

Income From Investment Operations
Net investment income(b)(c)	.15	.30	.31	.33	.20	.37	.36
Net realized and unrealized gain (loss) on investment transactions	(.17)	(.15)	(.21)	.32	(.13)	.43	(.70)

Net increase (decrease) in net asset value from operations	(.02)	.15	.10	.65	.07	.80	(.34)

Less: Dividends
Dividends from net investment income	(.15)	(.30)	(.31)	(.34)	(.21)	(.37)	(.36)

Net asset value, end of period	$ 9.98	$ 10.15	$ 10.30	$ 10.51	$ 10.20	$ 10.34	$ 9.91

Total Return
Total investment return based on net asset value(e)	(.25)%	1.48%	.99%	6.44%	.62%	8.23%	(3.27)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$539,523	$585,549	$625,601	$657,481	$612,321	$581,215	$649,618
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(h)	.75%^	.75%	.75%	.75%	.78%^	.81%	.80%
Expenses, before waivers/reimbursements(f)(h)	.79%^	.80%	.80%	.80%	.82%^	.86%	.86%
Net investment income(b)	2.88%^	2.93%	2.99%	3.23%	3.39%^	3.65%	3.45%
Portfolio turnover rate	11%	18%	18%	13%	6%	19%	26%

See footnote summary on pages 183-185.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB National Portfolio
	Class B
	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,			November 1, 2014 to May 31, 2015(a)	October 31
		2018	2017	2016		2014	2013

Net asset value, beginning of period	$ 10.14	$ 10.29	$ 10.50	$ 10.19	$ 10.32	$ 9.90	$ 10.60

Income From Investment Operations
Net investment income(b)(c)	.11	.22	.23	.26	.16	.30	.28
Net realized and unrealized gain (loss) on investment transactions	(.17)	(.15)	(.22)	.32	(.13)	.42	(.69)

Net increase (decrease) in net asset value from operations	(.06)	.07	.01	.58	.03	.72	(.41)

Less: Dividends
Dividends from net investment income	(.11)	(.22)	(.22)	(.27)	(.16)	(.30)	(.29)

Net asset value, end of period	$ 9.97	$ 10.14	$ 10.29	$ 10.50	$ 10.19	$ 10.32	$ 9.90

Total Return
Total investment return based on net asset value(e)	(.62)%	.72%	.09%	5.77%	.30%	7.39%	(3.95)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$147	$200	$368	$552	$920	$1,451	$3,126
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(h)	1.50%^	1.50%	1.50%	1.50%	1.51%^	1.51%	1.49%
Expenses, before fee waivers(f)(h)	1.59%^	1.56%	1.55%	1.58%	1.57%^	1.57%	1.57%
Net investment income(b)	2.13%^	2.19%	2.24%	2.50%	2.69%^	2.98%	2.75%
Portfolio turnover rate	11%	18%	18%	13%	6%	19%	26%

See footnote summary on pages 183-185.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB National Portfolio
Class C
Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,	November 1, 2014 to May 31, 2015(a)	October 31
2018	2017	2016	2014	2013

Net asset value, beginning of period	$ 10.14	$ 10.29	$ 10.50	$ 10.19	$ 10.33	$ 9.90	$ 10.60

Income From Investment Operations
Net investment income(b)(c)	.11	.22	.23	.26	.16	.30	.29
Net realized and unrealized gain (loss) on investment transactions	(.17)	(.15)	(.21)	.31	(.14)	.43	(.70)
Contributions from Affiliates	– 0	–	– 0	–	– 0	–	.00	(d)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.06)	.07	.02	.57	.02	.73	(.41)

Less: Dividends
Dividends from net investment income	(.11)	(.22)	(.23)	(.26)	(.16)	(.30)	(.29)

Net asset value, end of period	$ 9.97	$ 10.14	$ 10.29	$ 10.50	$ 10.19	$ 10.33	$ 9.90

Total Return
Total investment return based on net asset value(d)	(.62)%	.72%	.24%	5.66%	.20%	7.49%	(3.95)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$79,986	$89,963	$106,240	$144,152	$131,936	$130,601	$144,358
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(h)	1.50	%^	1.50%	1.50%	1.50%	1.51	%^	1.51%	1.50%
Expenses, before waivers/reimbursements(f)(h)	1.54	%^	1.55%	1.55%	1.56%	1.56	%^	1.56%	1.56%
Net investment income(b)	2.13	%^	2.19%	2.25%	2.49%	2.67	%^	2.96%	2.76%
Portfolio turnover rate	11%	18%	18%	13%	6%	19%	26%

See footnote summary on pages 183-185.

abfunds.com	AB MUNICIPAL INCOME FUND | 177

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB National Portfolio
	Advisor Class
	Six Months Ended November 30, 2018 (unaudited)	Year Ended May 31,			November 1, 2014 to May 31, 2015(a)	October 31
		2018	2017	2016		2014	2013

Net asset value, beginning of period	$ 10.15	$ 10.30	$ 10.51	$ 10.21	$ 10.34	$ 9.91	$ 10.61

Income From Investment Operations
Net investment income(b)(c)	.16	.32	.33	.36	.22	.40	.39
Net realized and unrealized gain (loss) on investment transactions	(.17)	(.14)	(.20)	.30	(.13)	.43	(.70)

Net increase (decrease) in net asset value from operations	(.01)	.18	.13	.66	.09	.83	(.31)

Less: Dividends
Dividends from net investment income	(.16)	(.33)	(.34)	(.36)	(.22)	(.40)	(.39)

Net asset value, end of period	$ 9.98	$ 10.15	$ 10.30	$ 10.51	$ 10.21	$ 10.34	$ 9.91

Total Return
Total investment return based on net asset value(e)	(.12)%	1.73%	1.24%	6.60%	.88%	8.55%	(2.98)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$715,315	$656,958	$496,432	$453,596	$315,809	$254,434	$165,782
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)(h)	.50%^	.50%	.50%	.50%	.51%^	.51%	.50%
Expenses, before waivers/reimbursements(f)(h)	.54%^	.55%	.55%	.55%	.55%^	.55%	.56%
Net investment income(b)	3.12%^	3.18%	3.24%	3.46%	3.66%^	3.92%	3.74%
Portfolio turnover rate	11%	18%	18%	13%	6%	19%	26%

See footnote summary on pages 183-185.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB New York Portfolio
	Class A
	Six Months Ended November 30, 2018 (unaudited)		Year Ended May 31,						November 1, 2014 to May 31, 2015(a)		October 31
			2018		2017		2016				2014		2013

Net asset value, beginning of period	$ 9.82		$ 10.01		$ 10.20		$ 9.92		$ 10.01		$ 9.70		$ 10.47

Income From Investment Operations
Net investment income(b)(c)	.15		.28		.29		.30		.19		.34		.33
Net realized and unrealized gain (loss) on investment transactions	(.17)		(.19)		(.19)		.29		(.09)		.31		(.76)

Net increase (decrease) in net asset value from operations	(.02)		.09		.10		.59		.10		.65		(.43)

Less: Dividends and Distributions
Dividends from net investment income	(.15)		(.28)		(.29)		(.31)		(.19)		(.34)		(.32)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.02)
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00 (d)

Total dividends and distributions	(.15)		(.28)		(.29)		(.31)		(.19)		(.34)		(.34)

Net asset value, end of period	$ 9.65		$ 9.82		$ 10.01		$ 10.20		$ 9.92		$ 10.01		$ 9.70

Total Return
Total investment return based on net asset value(e)	(.26)%		.95%		1.00%		6.00%		.97%		6.79%		(4.07)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$407,139		$428,147		$444,247		$457,414		$428,145		$434,208		$464,134
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.75	%^	.75%		.75%		.77%		.78	%^	.81%		.79%
Expenses, before waivers/reimbursements(f)	.81	%^	.81%		.81%		.83%		.85	%^	.87%		.85%
Net investment income(b)	2.96	%^	2.86%		2.87%		3.03%		3.21	%^	3.42%		3.28%
Portfolio turnover rate	6%		11%		19%		16%		12%		28%		19%

See footnote summary on pages 183-185.

abfunds.com	AB MUNICIPAL INCOME FUND | 179

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB New York Portfolio
	Class B
	Six Months Ended November 30, 2018 (unaudited)		Year Ended May 31,						November 1, 2014 to May 31, 2015(a)		October 31
			2018		2017		2016				2014		2013

Net asset value, beginning of period	$ 9.81		$ 10.00		$ 10.19		$ 9.91		$ 10.00		$ 9.69		$ 10.45

Income From Investment Operations
Net investment income(b)(c)	.11		.21		.21		.23		.14		.27		.26
Net realized and unrealized gain (loss) on investment transactions	(.17)		(.19)		(.19)		.28		(.08)		.31		(.74)

Net increase (decrease) in net asset value from operations	(.06)		.02		.02		.51		.06		.58		(.48)

Less: Dividends and Distributions
Dividends from net investment income	(.11)		(.21)		(.21)		(.23)		(.15)		(.27)		(.26)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.02)
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00 (d)

Total dividends and distributions	(.11)		(.21)		(.21)		(.23)		(.15)		(.27)		(.28)

Net asset value, end of period	$ 9.64		$ 9.81		$ 10.00		$ 10.19		$ 9.91		$ 10.00		$ 9.69

Total Return
Total investment return based on net asset value(e)	(.63)%		.19%		.25%		5.22%		.55%		6.06%		(4.64)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$403		$558		$819		$1,146		$1,646		$2,217		$5,510
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.50	%^	1.50%		1.50%		1.52%		1.51	%^	1.51%		1.49%
Expenses, before fee waivers(f)	1.56	%^	1.56%		1.56%		1.61%		1.59	%^	1.58%		1.55%
Net investment income(b)	2.21	%^	2.10%		2.12%		2.30%		2.49	%^	2.77%		2.57%
Portfolio turnover rate	6%		11%		19%		16%		12%		28%		19%

See footnote summary on pages 183-185.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB New York Portfolio
	Class C
	Six Months Ended November 30, 2018 (unaudited)		Year Ended May 31,						November 1, 2014 to May 31, 2015(a)		October 31
			2018		2017		2016				2014		2013

Net asset value, beginning of period	$ 9.81		$ 10.01		$ 10.20		$ 9.92		$ 10.00		$ 9.69		$ 10.46

Income From Investment Operations
Net investment income(b)(c)	.11		.21		.21		.23		.14		.27		.26
Net realized and unrealized gain (loss) on investment transactions	(.17)		(.20)		(.19)		.28		(.07)		.31		(.75)

Net increase (decrease) in net asset value from operations	(.06)		.01		.02		.51		.07		.58		(.49)

Less: Dividends and Distributions
Dividends from net investment income	(.11)		(.21)		(.21)		(.23)		(.15)		(.27)		(.26)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.02)
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00 (d)

Total dividends and distributions	(.11)		(.21)		(.21)		(.23)		(.15)		(.27)		(.28)

Net asset value, end of period	$ 9.64		$ 9.81		$ 10.01		$ 10.20		$ 9.92		$ 10.00		$ 9.69

Total Return
Total investment return based on net asset value(e)	(.64)%		.09%		.25%		5.21%		.65%		6.05%		(4.74)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$52,300		$61,179		$71,152		$83,380		$72,332		$71,934		$80,507
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	1.50	%^	1.50%		1.50%		1.52%		1.51	%^	1.51%		1.49%
Expenses, before waivers/reimbursements(f)	1.56	%^	1.56%		1.56%		1.58%		1.58	%^	1.57%		1.55%
Net investment income(b)	2.21	%^	2.11%		2.12%		2.28%		2.48	%^	2.72%		2.58%
Portfolio turnover rate	6%		11%		19%		16%		12%		28%		19%

See footnote summary on pages 183-185.

abfunds.com	AB MUNICIPAL INCOME FUND | 181

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB New York Portfolio
	Advisor Class
	Six Months Ended November 30, 2018 (unaudited)		Year Ended May 31,						November 1, 2014 to May 31, 2015(a)		October 31
			2018		2017		2016				2014		2013

Net asset value, beginning of period	$ 9.82		$ 10.02		$ 10.20		$ 9.93		$ 10.01		$ 9.70		$ 10.47

Income From Investment Operations
Net investment income(b)(c)	.16		.31		.31		.33		.20		.36		.37
Net realized and unrealized gain (loss) on investment transactions	(.17)		(.20)		(.18)		.27		(.08)		.32		(.76)

Net increase (decrease) in net asset value from operations	(.01)		.11		.13		.60		.12		.68		(.39)

Less: Dividends and Distributions
Dividends from net investment income	(.16)		(.31)		(.31)		(.33)		(.20)		(.37)		(.36)
Distributions from net realized gain on investment transactions	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	(.02)
Tax return of capital	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	– 0	–	.00 (d)

Total dividends and distributions	(.16)		(.31)		(.31)		(.33)		(.20)		(.37)		(.38)

Net asset value, end of period	$ 9.65		$ 9.82		$ 10.02		$ 10.20		$ 9.93		$ 10.01		$ 9.70

Total Return
Total investment return based on net asset value(e)	(.13)%		1.20%		1.26%		6.15%		1.23%		7.11%		(3.78)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$117,245		$111,151		$80,905		$54,742		$28,838		$20,755		$16,229
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(f)	.50	%^	.50%		.50%		.52%		.51	%^	.51%		.49%
Expenses, before waivers/reimbursements(f)	.56	%^	.56%		.56%		.58%		.57	%^	.57%		.55%
Net investment income(b)	3.21	%^	3.11%		3.14%		3.25%		3.46	%^	3.69%		3.56%
Portfolio turnover rate	6%		11%		19%		16%		12%		28%		19%

See footnote summary on pages 183-185.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	The Portfolio changed its fiscal year end from October 31 to May 31.

(b)	Net of fees and expenses waived/reimbursed by the Adviser.

(c)	Based on average shares outstanding.

(d)	Amount is less than $.005.

(e)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(f)	The expense ratios presented below exclude interest expense:

	Six Months Ended November 30, 2018 (unaudited)		Year Ended May 31,			November 1, 2014 to May 31, 2015(a)		October 31
			2018	2017	2016			2014	2013

AB California Portfolio
Class A
Net of waivers/reimbursements	.75	%^	.75%	.75%	.75%	.77	%^	.80%	.79%
Before waivers/reimbursements	.79	%^	.79%	.79%	.80%	.82	%^	.85%	.84%
Class B
Net of waivers/reimbursements	1.50	%^	1.50%	1.50%	1.50%	1.50	%^	1.50%	1.48%
Before waivers/reimbursements	1.59	%^	1.58%	1.59%	1.55%	1.57	%^	1.56%	1.54%
Class C
Net of waivers/reimbursements	1.50	%^	1.50%	1.50%	1.50%	1.50	%^	1.50%	1.49%
Before waivers/reimbursements	1.54	%^	1.54%	1.54%	1.55%	1.55	%^	1.55%	1.54%
Advisor Class
Net of waivers/reimbursements	.50	%^	.50%	.50%	.50%	.50	%^	.50%	.49%
Before waivers/reimbursements	.54	%^	.54%	.54%	.55%	.54	%^	.55%	.54%

abfunds.com	AB MUNICIPAL INCOME FUND | 183

FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Six Months Ended November 30, 2018 (unaudited)		Year Ended May 31,			November 1, 2014 to May 31, 2015(a)		October 31
			2018	2017	2016			2014	2013

AB High Income Municipal Portfolio
Class A
Net of waivers/reimbursements	.80	%^	.80%	.80%	.80%	.80	%^	.80%	.80%
Before waivers/reimbursements	.81	%^	.81%	.82%	.82%	.83	%^	.88%	.89%
Class C
Net of waivers/reimbursements	1.55	%^	1.55%	1.55%	1.55%	1.53	%^	1.50%	1.50%
Before waivers/reimbursements	1.56	%^	1.56%	1.57%	1.57%	1.56	%^	1.58%	1.59%
Advisor Class
Net of waivers/reimbursements	.55	%^	.55%	.55%	.55%	.53	%^	.50%	.50%
Before waivers/reimbursements	.56	%^	.56%	.57%	.57%	.56	%^	.58%	.59%
Class Z(g)
Expenses	.55	%^
Before waivers/reimbursements	.56	%^

	Six Months Ended November 30, 2018 (unaudited)		Year Ended May 31,			November 1, 2014 to May 31, 2015(a)		October 31
			2018	2017	2016			2014	2013

AB National Portfolio
Class A
Net of waivers/reimbursements	.75	%^	.75%	.74%	.75%	.77	%^	.80%	.79%
Before waivers/reimbursements	.79	%^	.80%	.80%	.80%	.82	%^	.85%	.85%
Class B
Net of waivers/reimbursements	1.50	%^	1.50%	1.49%	1.50%	1.50	%^	1.50%	1.48%
Before waivers/reimbursements	1.59	%^	1.56%	1.55%	1.58%	1.57	%^	1.56%	1.56%
Class C
Net of waivers/reimbursements	1.50	%^	1.50%	1.49%	1.50%	1.50	%^	1.50%	1.49%
Before waivers/reimbursements	1.54	%^	1.55%	1.55%	1.55%	1.55	%^	1.55%	1.55%
Advisor Class
Net of waivers/reimbursements	.50	%^	.50%	.49%	.50%	.50	%^	.50%	.49%
Before waivers/reimbursements	.54	%^	.55%	.55%	.55%	.55	%^	.55%	.55%

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Six Months Ended November 30, 2018 (unaudited)		Year Ended May 31,			November 1, 2014 to May 31, 2015(a)		October 31
			2018	2017	2016			2014	2013

AB New York Portfolio
Class A
Net of waivers/reimbursements	.75	%^	.75%	.75%	.75%	.77	%^	.80%	.79%
Before waivers/reimbursements	.81	%^	.81%	.81%	.81%	.84	%^	.87%	.84%
Class B
Net of waivers/reimbursements	1.50	%^	1.50%	1.50%	1.50%	1.50	%^	1.50%	1.48%
Before waivers/reimbursements	1.56	%^	1.56%	1.56%	1.59%	1.58	%^	1.57%	1.55%
Class C
Net of waivers/reimbursements	1.50	%^	1.50%	1.50%	1.50%	1.50	%^	1.50%	1.49%
Before waivers/reimbursements	1.56	%^	1.56%	1.56%	1.57%	1.57	%^	1.57%	1.54%
Advisor Class
Net of waivers/reimbursements	.50	%^	.50%	.50%	.50%	.50	%^	.50%	.49%
Before waivers/reimbursements	.56	%^	.56%	.56%	.57%	.56	%^	.56%	.54%

(g)	Commencement of distribution as of October 1, 2018.

(h)

In connection with the Portfolios’ investments in affiliated underlying portfolios, the Portfolios incur no direct expenses, but bear proportionate shares of the acquired fund fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Portfolios in an amount equal to the Portfolios’ pro rata share of certain acquired fund fees and expenses, and for the period shown below, such waiver amounted to:

Year Ended May 31, 2017
AB National Portfolio	.01%

^	Annualized.

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND | 185

RESULTS OF SHAREHOLDERS MEETING

(unaudited)

A Special Meeting of Shareholders of the AB Municipal Fund, Inc. (the “Company”)—AB California Portfolio and AB High Income Municipal Portfolio (respectively, the “Funds”) was held on October 11, 2018, and adjourned until November 14, 2018. A description of each proposal and number of shares voted at the Meeting are as follows (the proposal number shown below corresponds to the proposal number in the Fund’s proxy statement):

1.	To approve and vote upon the election of Directors for the Company, each such Director to serve for a term of indefinite duration and until his or her successor is duly elected and qualifies.

Director:	Voted For:	Withheld Authority:
Michael J. Downey	267,323,055	6,444,181
William H. Foulk, Jr.	265,392,553	8,374,683
Nancy P. Jacklin	267,716,800	6,050,436
Robert M. Keith	267,443,295	6,323,941
Carol C. McMullen	267,818,850	5,948,386
Garry L. Moody	267,489,982	6,277,254
Marshall C. Turner	266,120,227	7,647,009
Earl D. Weiner	266,987,126	6,780,110

2.	To vote upon the approval of new advisory agreements for the Funds with AllianceBernstein L.P.

	Voted For	Voted Against	Abstained	Broker Non-Votes
AB Municipal Fund, Inc.—AB California Portfolio	24,711,880	397,430	747,776	9,512,831

AB Municipal Fund, Inc.—AB High Income Municipal Portfolio	86,514,583	681,355	1,452,271	37,787,638

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BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1), Chairman Michael J. Downey(1) Nancy P. Jacklin(1) Robert M. Keith, President and Chief Executive Officer	Carol C. McMullen(1) Garry L. Moody(1) Earl D. Weiner(1)

OFFICERS

Robert “Guy” B. Davidson III,(2) Senior Vice President Fred S. Cohen,(2) Vice President Terrance T. Hults,(2) Vice President Matthew J. Norton,(2) Vice President Andrew Potter, Vice President	Emilie D. Wrapp, Secretary Michael B. Reyes, Senior Analyst Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

AllianceBernstein Investor
Services, Inc.

P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

1	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolios are made by the Municipal Bond Investment Team. Messrs. Davidson, Hults, Norton and Potter are the investment professionals with the most significant responsibility for the day-to-day management of the High Income Municipal Portfolio. Messrs. Cohen, Davidson, Hults, Norton and Potter are the investment professionals with the most significant responsibility for the day-to-day management of the California, National and New York Portfolios.

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Information Regarding the Review and Approval of the Fund’s Advisory Agreement

As described in more detail in the Proxy Statement for the AB Funds dated August 20, 2018 (the “August 2018 Proxy Statement”), the Boards of the AB Funds, at a meeting held on July 31-August 2, 2018, approved new advisory agreements with the Adviser (the “Proposed Agreements”) for the AB Funds, including AB Municipal Income Fund, Inc. in respect of each of AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio (each, a “Fund” and collectively, the “Funds”), in connection with the planned disposition by AXA S.A. of its remaining shares of AXA Equitable Holdings, Inc. (the indirect holder of a majority of the partnership interests in the Adviser and the indirect parent of AllianceBernstein Corporation, the general partner of the Adviser) in one or more transactions and the related potential for one or more “assignments” (within the meaning of section 2(a)(4) of the Investment Company Act) of the advisory agreements for the AB Funds, including each Fund’s Advisory Agreement, resulting in the automatic termination of such advisory agreements.

At the same meeting, the AB Boards also considered and approved interim advisory agreements with the Adviser (the “Interim Advisory Agreements”) for the AB Funds, including the Funds, to be effective only in the event that stockholder approval of a Proposed Agreement had not been obtained as of the date of one or more transactions resulting in an “assignment” of the Adviser’s advisory agreements, resulting in the automatic termination of such advisory agreements.

The shareholders of each Fund (other than AB New York Portfolio) subsequently approved the Proposed Agreements at an annual meeting of shareholders called for the purpose of electing Directors and voting on the Proposed Agreements. With respect to AB New York Portfolio, as indicated in a supplement dated January 7, 2019 to the August 2018 Proxy Statement, the annual meeting of shareholders with respect to such Fund has been adjourned until March 12, 2019 for the purpose of voting on the Proposed Agreements.

A discussion regarding the basis for the Boards’ approvals at a meeting held on July 31-August 2, 2018 is set forth below.

Information Regarding the Review and Approval of the Proposed New Advisory Agreement and Interim Advisory Agreement in Respect of Each Fund in the Context of Potential Assignments

At a meeting of the AB Boards held on July 31-August 2, 2018, the Adviser presented its recommendation that the Boards consider and approve the Proposed Agreements. Section 15(c) of the 1940 Act provides that, after an initial period, a Fund’s Current Agreement and current sub-advisory agreement, as applicable, will remain in effect only if the Board, including a

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majority of the Independent Directors, annually reviews and approves them. Each of the Current Agreements had been approved by a Board within the one-year period prior to approval of its related Proposed Agreement, except that the Current Agreements for certain FlexFee funds were approved in February 2017. In connection with their approval of the Proposed Agreements, the Boards considered their conclusions in connection with their most recent approvals of the Current Agreements, in particular in cases where the last approval of a Current Agreement was relatively recent, including the Boards’ general satisfaction with the nature and quality of services being provided and, as applicable, in the case of certain Funds, actions taken or to be taken in an effort to improve investment performance or reduce expense ratios. The Directors also reviewed updated information provided by the Adviser in respect of each Fund. Also in connection with their approval of the Proposed Agreements, the Boards considered a representation made to them at that time by the Adviser that there were no additional developments not already disclosed to the Boards since their most recent approvals of the Current Agreements that would be a material consideration to the Boards in connection with their consideration of the Proposed Agreements, except for matters disclosed to the Boards by the Adviser. The Directors considered the fact that each Proposed Agreement would have corresponding terms and conditions identical to those of the corresponding Current Agreement with the exception of the effective date and initial term under the Proposed Agreement.

The Directors considered their knowledge of the nature and quality of the services provided by the Adviser to each Fund gained from their experience as directors or trustees of registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the Directors and its responsiveness, frankness and attention to concerns raised by the Directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Funds. The Directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of each Fund.

The Directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the Directors evaluated, among other things, the reasonableness of the management fees of the Funds they oversee. The Directors did not identify any particular information that was all-important or controlling, and different Directors may have attributed different weights to the various factors. The Directors determined that the selection of the Adviser to manage the Funds, and the overall arrangements between the Funds and the Adviser, as provided in the Proposed Agreements, including the

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management fees, were fair and reasonable in light of the services performed under the Current Agreements and to be performed under the Proposed Agreements, expenses incurred and to be incurred and such other matters as the Directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the Directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The Directors considered the scope and quality of services to be provided by the Adviser under the Proposed Agreements, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Funds. They also considered the information that had been provided to them by the Adviser concerning the anticipated implementation of the Plan and the Adviser’s representation that it did not anticipate that such implementation would affect the management or structure of the Adviser, have a material adverse effect on the Adviser, or adversely affect the quality of the services provided to the Funds by the Adviser and its affiliates. The Directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve the Fund’s relative or absolute performance for the Directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The Directors also considered that certain Proposed Agreements, similar to the corresponding Current Agreements, provide that the Funds will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Funds by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the Directors. The Directors noted that the Adviser did not request any reimbursements from certain Funds in the Fund’s latest fiscal year reviewed. The Directors noted that the methodology to be used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, also was considered. The Directors of each Fund concluded that, overall, they were satisfied with the nature, extent and quality of services to be provided to the Funds under the Proposed Agreement for the Fund.

Costs of Services to be Provided and Profitability

The Directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2016 and 2017, as applicable, that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The Directors noted the assumptions

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and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The Directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with a Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund, as applicable. The Directors recognized that it is difficult to make comparisons of the profitability of the Proposed Agreements with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The Directors focused on the profitability of the Adviser’s relationship with each Fund before taxes and distribution expenses, as applicable. The Directors noted that certain Funds were not profitable to the Adviser in one or more periods reviewed. The Directors concluded that the Adviser’s level of profitability from its relationship with the other Funds was not unreasonable. The Directors were unable to consider historical information about the profitability of certain Funds that had recently commenced operations and for which historical profitability information was not available. The Adviser agreed to provide the Directors with profitability information in connection with future proposed continuances of the Proposed Agreements.

Fall-Out Benefits

The Directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds, including, but not limited to, as applicable, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients) in the case of certain Funds; 12b-1 fees and sales charges received by the principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the shares of most of the Funds; brokerage commissions paid by certain Funds to brokers affiliated with the Adviser; and transfer agency fees paid by most of the Funds to a wholly owned subsidiary of the Adviser. The Directors recognized that the Adviser’s profitability would be somewhat lower, and that a Fund’s unprofitability to the Adviser would be exacerbated, without these benefits. The Directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the Directors in connection with the Board meeting at which the Proposed Agreements were approved, the Directors receive detailed performance information for the Funds at each regular Board meeting during the year.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the

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case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ underperformance in certain periods. The Directors also reviewed updated performance information and, in some cases, discussed with the Adviser the reasons for changes in performance or continued underperformance. On the basis of this review, the Directors concluded that each Fund’s investment performance was acceptable.

Management Fees and Other Expenses

The Directors considered the management fee rate payable by each Fund to the Adviser and information prepared by an independent service provider (the “15(c) provider”) concerning management fee rates payable by other funds in the same category as the Fund. The Directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds. The Directors compared each Fund’s contractual management fee rate with a peer group median, and where applicable, took into account the impact on the management fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year. In the case of the ACS Funds, the Directors noted that the management fee rate is zero but also were cognizant that the Adviser is indirectly compensated by the wrap fee program sponsors that use the ACS Funds as an investment vehicle for their clients.

The Directors also considered the Adviser’s fee schedule for other clients pursuing a similar investment style to each Fund. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and in a report from the Funds’ Senior Analyst and noted the differences between a Fund’s fee schedule, on the one hand, and the Adviser’s institutional fee schedule and the schedule of fees charged by the Adviser to any offshore funds and for services to any sub-advised funds pursuing a similar investment strategy as the Fund, on the other, as applicable. The Directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the Directors and that they had previously discussed with the Adviser its policies in respect of such arrangements. The Adviser also informed the Directors that, in the case of certain Funds, there were no institutional products managed by the Adviser that have a substantially similar investment style. The Directors also discussed these matters with their independent fee consultant.

The Adviser reviewed with the Directors the significantly greater scope of the services it provides to each Fund relative to institutional, offshore fund and sub-advised fund clients, as applicable. In this regard, the Adviser noted, among other things, that, compared to institutional and offshore or sub-advisory accounts, each Fund, as applicable, (i) demands considerably more portfolio management, research and trading resources due to significantly higher daily cash flows (in the case of open-end Funds); (ii) has

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more tax and regulatory restrictions and compliance obligations; (iii) must prepare and file or distribute regulatory and other communications about fund operations; and (iv) must provide shareholder servicing to retail investors. The Adviser also reviewed the greater legal risks presented by the large and changing population of Fund shareholders who may assert claims against the Adviser in individual or class actions, and the greater entrepreneurial risk in offering new fund products, which require substantial investment to launch, may not succeed, and generally must be priced to compete with larger, more established funds resulting in lack of profitability to the Adviser until a new fund achieves scale. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to the Funds, and the different risk profile, the Directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The Directors noted that many of the Funds may invest in shares of exchange-traded funds (‘‘ETFs’’), subject to the restrictions and limitations of the 1940 Act as these may be varied as a result of exemptive orders issued by the SEC. The Directors also noted that ETFs pay advisory fees pursuant to their advisory contracts. The Directors concluded, based on the Adviser’s explanation of how it uses ETFs when they are the most cost-effective way to obtain desired exposures, in some cases pending purchases of underlying securities, that each Fund’s management fee would be for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

With respect to each Fund’s management fee, the Directors considered the total expense ratio of the Fund in comparison to a peer group and peer universe selected by the 15(c) service provider. The Directors also considered the Adviser’s expense caps for certain Funds. The Directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to a Fund by others.

The Boards’ consideration of each Proposed Agreement was informed by their most recent approval of the related Current Agreement, and, in the case of certain Funds, their discussion with the Adviser of the reasons for those Funds’ expense ratios in certain periods. The Directors also reviewed updated expense ratio information and, in some cases, discussed with the Adviser the reasons for the expense ratios of certain Funds. On the basis of this review, the Directors concluded that each Fund’s expense ratio was acceptable.

The Directors did not consider comparative expense information for the ACS Funds because those Funds do not bear ordinary expenses.

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Economies of Scale

The Directors noted that the management fee schedules for certain Funds do not contain breakpoints and that they had discussed their strong preference for breakpoints in advisory contracts with the Adviser. The Directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the Funds, and by the Adviser concerning certain of its views on economies of scale. The Directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Board meeting. The Directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The Directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The Directors observed that in the mutual fund industry as a whole, as well as among funds similar to each Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The Directors also noted that the advisory agreements for many funds do not have breakpoints at all. The Directors informed the Adviser that they would monitor the asset levels of the Funds without breakpoints and their profitability to the Adviser and anticipated revisiting the question of breakpoints in the future if circumstances warrant doing so.

The Directors did not consider the extent to which fee levels in the Advisory Agreement for the ACS Funds reflect economies of scale because that Advisory Agreement does not provide for any compensation to be paid to the Adviser by the ACS Funds and the expense ratio of each of those Funds is zero.

Interim Advisory Agreements

In approving the Interim Advisory Agreements, the Boards, with the assistance of independent counsel, considered similar factors to those considered in approving the Proposed Agreements. The Interim Advisory Agreements approved by the Boards are identical to the Proposed Agreements, as well as the Current Agreements, in all material respects except for their proposed effective and termination dates and provisions intended to comply with the requirements of the relevant SEC rule, such as provisions requiring escrow of advisory fees. Under the Interim Advisory Agreements, the Adviser would continue to manage a Fund pursuant to an Interim Advisory Agreement until a new advisory agreement was approved by stockholders or until the end of the 150-day period, whichever would occur earlier. All fees earned by the Adviser under an Interim Advisory Agreement would be held in escrow pending shareholder approval of the Proposed Agreement. Upon approval of a new advisory agreement by stockholders, the escrowed management fees would be paid to the Adviser, and the Interim Advisory Agreement would terminate.

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Information Regarding the Review and Approval of the Current Advisory Agreement in Respect of Each Fund

The disinterested directors (the “directors”) of AB Municipal Income Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) at a meeting held on November 6-8, 2018 (the “Meeting”):

•	AB California Portfolio
•	AB High Income Municipal Portfolio
•	AB National Portfolio
•	AB New York Portfolio

Prior to approval of the continuance of the Advisory Agreement in respect of each Fund, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including materials from an outside consultant, who acted as their independent fee consultant, and comparative analytical data prepared by the Senior Analyst for each Fund. The directors also discussed the proposed continuances in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Funds.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee in respect of each Fund. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund and the overall arrangements between each Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred

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and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for each Fund. The directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve a Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that each Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to such Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid in respect of a Fund, result in a higher rate of total compensation from such Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2016 and 2017 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Funds’ former Senior Officer/Independent Compliance Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Funds, including those relating to its subsidiaries that provide transfer agency and distribution services to the Funds. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because comparative information is not generally publicly

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available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Funds before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with each Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the underlying fund advised by the Adviser in which the Funds invest, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Funds’ principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of each Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods, as applicable, ended July 31, 2018 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that each Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by each Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as such Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared each Fund’s contractual effective advisory fee rate with a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

The Adviser informed the directors that there were no institutional products managed by the Adviser that have a substantially similar investment style as any of the Funds.

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In connection with their review of each Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of each Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The expense ratio of each Fund was based on the Fund’s semi-annual period ended November 30, 2017 and the directors considered the Adviser’s expense cap for each Fund. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others. Based on their review, the directors concluded that each Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Funds contains breakpoints that reduce the fee rates on assets above specified levels, and that the net assets of AB High Income Municipal Portfolio were approximately at the level of the first breakpoint, meaning that the Fund’s effective advisory fee rate would be reduced by increases in its net assets. The directors took into consideration presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale. The directors also discussed economies of scale with their independent fee consultant. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Funds’ shareholders would benefit from a sharing of economies of scale in the event a Fund’s net assets exceed a breakpoint in the future.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

US CORE

Core Opportunities Fund

FlexFee™ US Thematic Portfolio

Select US Equity Portfolio

US GROWTH

Concentrated Growth Fund

Discovery Growth Fund

FlexFee™ Large Cap Growth Portfolio

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

INTERNATIONAL/ GLOBAL CORE

FlexFee™ International Strategic Core Portfolio

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Tax-Managed International Portfolio

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

INTERNATIONAL/ GLOBAL GROWTH

Concentrated International Growth Portfolio

FlexFee™ Emerging Markets Growth Portfolio

INTERNATIONAL/ GLOBAL EQUITY (continued)

Sustainable International Thematic Fund

INTERNATIONAL/ GLOBAL VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

FlexFee™ High Yield Portfolio1

FlexFee™ International Bond Portfolio

Global Bond Fund

High Income Fund

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

All Market Total Return Portfolio

Conservative Wealth Strategy

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Tax-Managed All Market Income Portfolio

TARGET-DATE

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

CLOSED-END FUNDS

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

1	Prior to February 23, 2018, FlexFee High Yield Portfolio was named High Yield Portfolio.

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NOTES

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AB MUNICIPAL INCOME FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

MI-0152-1118

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: January 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date: January 25, 2019

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: January 25, 2019